UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.78%)
Consumer Discretionary (15.73%)
Advance Auto Parts Inc.	22,500	$943,200
Amazon.com Inc. (a)	18,200	2,470,286
Apollo Group Inc. Class A (a)	10,300	631,287
Comcast Corp. Class A	154,500	2,907,690
DIRECTV Class A (a)	69,200	2,339,652
Dollar Tree Inc. (a)	22,500	1,332,450
Expedia Inc.	65,700	1,639,872
Family Dollar Stores Inc.	33,200	1,215,452
GAP Inc., The	116,600	2,694,626
Hasbro Inc.	64,600	2,472,888
ITT Educational Services Inc. (a)	9,800	1,102,304
McDonald’s Corp.	29,800	1,988,256
NIKE Inc. Class B	45,700	3,358,950
Priceline.com Inc. (a)	11,900	3,034,500
Ross Stores Inc.	32,600	1,743,122
Starbucks Corp. (a)	47,600	1,155,252
TJX Companies Inc.	85,200	3,622,704
TRW Automotive Holdings Corp. (a)	92,200	2,635,076
Walt Disney Co., The	47,800	1,668,698

		38,956,265

Consumer Staples (7.76%)
Brown-Forman Corp. Class B	12,147	722,139
Coca-Cola Co., The	18,700	1,028,500
CVS Caremark Corp.	74,400	2,720,064
Estee Lauder Companies Inc. Class A, The	48,700	3,159,169
General Mills Inc.	16,000	1,132,640
Green Mountain Coffee Roasters Inc. (a)	15,600	1,510,392
Kraft Foods Inc. Class A	35,300	1,067,472
PepsiCo Inc.	15,600	1,032,096
Philip Morris International Inc.	45,500	2,373,280
Procter & Gamble Co., The	18,000	1,138,860
Sysco Corp.	51,300	1,513,350
Walgreen Co.	48,900	1,813,701

		19,211,663

Energy (9.82%)
Anadarko Petroleum Corp.	41,800	3,044,294
Apache Corp.	27,500	2,791,250
Cameron International Corp. (a)	30,900	1,324,374
Chevron Corp.	48,200	3,655,006
Devon Energy Corp.	15,700	1,011,551
Diamond Offshore Drilling Inc.	18,900	1,678,509
Exxon Mobil Corp.	67,400	4,514,452
Occidental Petroleum Corp.	35,600	3,009,624
Southwestern Energy Co. (a)	40,700	1,657,304
Transocean Ltd. (a)	19,000	1,641,220

		24,327,584

Financials (13.11%)
ACE Ltd.	49,800	2,604,540
Aflac Inc.	24,700	1,340,963
Ameriprise Financial Inc.	35,100	1,592,136
Aon Corp.	25,200	1,076,292

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of America Corp.	179,700	$3,207,645
BlackRock Inc.	7,000	1,524,320
Franklin Resources Inc.	32,100	3,559,890
Hudson City Bancorp Inc.	131,500	1,862,040
JPMorgan Chase & Co.	85,400	3,821,650
MetLife Inc.	72,800	3,155,152
New York Community Bancorp Inc.	73,700	1,218,998
State Street Corp.	15,800	713,212
Travelers Companies Inc., The	53,700	2,896,578
Wells Fargo & Co.	125,100	3,893,112

		32,466,528

Health Care (14.32%)
Allergan Inc.	20,100	1,312,932
Amgen Inc. (a)	30,000	1,792,800
Baxter International Inc.	40,800	2,374,560
Biogen Idec Inc. (a)	26,300	1,508,568
Bristol-Myers Squibb Co.	102,064	2,725,109
Cerner Corp. (a)	21,300	1,811,778
Covidien PLC	27,900	1,402,812
CR Bard Inc.	11,700	1,013,454
Express Scripts Inc. (a)	17,800	1,811,328
Gilead Sciences Inc. (a)	34,200	1,555,416
Intuitive Surgical Inc. (a)	6,600	2,297,658
Johnson & Johnson	68,600	4,472,720
Life Technologies Corp. (a)	22,800	1,191,756
Medtronic Inc.	20,600	927,618
Merck & Co. Inc.	39,900	1,490,265
Mylan Inc. (a)	62,400	1,417,104
Myriad Genetics Inc. (a)	27,500	661,375
Pfizer Inc.	171,000	2,932,650
Teva Pharmaceutical Industries Ltd. Sponsored ADR	24,700	1,558,076
Varian Medical Systems Inc. (a)	21,500	1,189,595

		35,447,574

Industrials (11.42%)
3M Co.	11,700	977,769
Boeing Co., The	21,400	1,553,854
CH Robinson Worldwide Inc.	16,700	932,695
CSX Corp.	18,000	916,200
Cummins Inc.	28,300	1,753,185
Deere & Co.	51,600	3,068,136
FedEx Corp.	18,200	1,699,880
First Solar Inc. (a)	10,000	1,226,500
General Electric Co.	185,100	3,368,820
Honeywell International Inc.	72,300	3,273,021
ITT Corp.	27,200	1,458,192
Lockheed Martin Corp.	14,600	1,215,012
Raytheon Co.	27,100	1,547,952
Union Pacific Corp.	55,000	4,031,500
WW Grainger Inc.	11,700	1,265,004

		28,287,720

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (20.84%)
Amphenol Corp. Class A	24,400	$1,029,436
Apple Inc. (a)	13,400	3,148,062
CA Inc.	114,400	2,684,968
Cisco Systems Inc. (a)	146,400	3,810,792
Cognizant Technology Solutions Corp. Class A (a)	33,100	1,687,438
Corning Inc.	126,400	2,554,544
eBay Inc. (a)	60,100	1,619,695
EMC Corp. (a)	82,700	1,491,908
Equinix Inc. (a)	23,300	2,268,022
Google Inc. Class A (a)	4,500	2,551,545
Hewlett-Packard Co.	27,200	1,445,680
Intel Corp.	129,800	2,889,348
International Business Machines Corp.	30,600	3,924,450
Juniper Networks Inc. (a)	48,700	1,494,116
MasterCard Inc. Class A	8,800	2,235,200
Micron Technology Inc. (a)	265,600	2,759,584
Microsoft Corp.	145,100	4,247,077
Oracle Corp.	82,000	2,106,580
Seagate Technology (a)	118,100	2,156,506
Visa Inc. Class A	15,000	1,365,450
Western Digital Corp. (a)	105,800	4,125,142

		51,595,543

Materials (2.78%)
E.I. du Pont de Nemours & Co.	71,500	2,662,660
Lubrizol Corp., The	15,700	1,440,004
Nucor Corp.	34,700	1,574,686
Potash Corporation of Saskatchewan Inc.	10,100	1,205,435

		6,882,785

Telecommunication Services (1.22%)
AT&T Inc.	116,600	3,012,944

		3,012,944

Utilities (1.78%)
Dominion Resources Inc.	74,700	3,070,917
EQT Corp.	32,800	1,344,800

		4,415,717

Total Common Stocks
(cost $206,138,799)		244,604,323

	Shares	Value
Short-term Investments (0.93%)
JPMorgan U.S. Government Money Market Fund	2,314,010	$2,314,010

Total Short-term Investments
(cost $2,314,010)		2,314,010

TOTAL INVESTMENTS (99.71%)
(cost $208,452,809)		246,918,333
OTHER ASSETS, NET OF LIABILITIES (0.29%)		719,719

NET ASSETS (100.00%)		$247,638,052

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.80%)
Consumer Discretionary (20.74%)
99 Cents Only Stores (a)	3,800	$61,940
American Greetings Corp. Class A	53,000	1,104,520
Bally Technologies Inc. (a)	12,380	501,885
Big Lots Inc. (a)	25,970	945,827
Bob Evans Farms Inc.	28,800	890,208
BorgWarner Inc. (a)	10,430	398,217
Carnival Corp.	9,050	351,864
Carrols Restaurant Group Inc. (a)	81,200	552,160
Chipotle Mexican Grill Inc. (a)	3,140	353,784
Cinemark Holdings Inc.	102,200	1,874,348
Coach Inc.	10,650	420,888
DeVry Inc.	10,280	670,256
Discovery Communications Inc. Class A (a)	25,800	871,782
DreamWorks Animation SKG Inc. Class A (a)	13,910	547,915
Fossil Inc. (a)	9,510	358,907
Guess? Inc.	15,310	719,264
Hawk Corp. Class A (a)	10,800	210,600
Jarden Corp.	23,620	786,310
Jo-Ann Stores Inc. (a)	39,000	1,637,220
Joe’s Jeans Inc. (a)	163,600	430,268
Kirkland’s Inc. (a)	38,000	798,000
Kohl’s Corp. (a)	6,420	351,688
La-Z-Boy Inc. (a)	109,200	1,369,368
LKQ Corp. (a)	15,182	308,195
Macy’s Inc.	19,780	430,611
MarineMax Inc. (a)	40,091	431,379
Marriott International Inc. Class A	17,270	544,350
Nordstrom Inc.	14,120	576,802
NVR Inc. (a)	710	515,815
Pier 1 Imports Inc. (a)	145,200	924,924
Priceline.com Inc. (a)	2,230	568,650
Saga Communications Inc. Class A (a)	9,470	212,886
Select Comfort Corp. (a)	165,800	1,321,426
Steak n Shake Co., The (a)	2,590	987,489
Thor Industries Inc.	6,330	191,229
Tiffany & Co.	13,660	648,713
Tractor Supply Co.	6,020	349,461
UniFirst Corp.	28,400	1,462,600
Universal Travel Group (a)	66,100	655,051
Urban Outfitters Inc. (a)	18,725	712,112
Valassis Communications Inc. (a)	38,300	1,065,889
Warnaco Group Inc., The (a)	11,370	542,463
West Marine Inc. (a)	68,124	739,145
Whirlpool Corp.	6,100	532,225

		29,928,634

Consumer Staples (3.16%)
Avon Products Inc.	14,800	501,276
Casey’s General Stores Inc.	16,800	527,520
Church & Dwight Co. Inc.	10,265	687,242
Estee Lauder Companies Inc. Class A, The	8,090	524,798
General Mills Inc.	10,620	751,790
J.M. Smucker Co., The	15,970	962,352

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Seneca Foods Corp. Class A (a)	21,000	$611,520

		4,566,498

Energy (6.12%)
Cameron International Corp. (a)	18,080	774,909
Concho Resources Inc. (a)	15,725	791,911
Crosstex Energy Inc. (a)	114,400	994,136
Dresser-Rand Group Inc. (a)	24,640	774,189
EXCO Resources Inc.	20,200	371,276
Forest Oil Corp. (a)	21,120	545,318
Gulfport Energy Corp. (a)	80,400	903,696
Oceaneering International Inc. (a)	4,090	259,674
Rosetta Resources Inc. (a)	34,992	824,062
Vanguard Natural Resources LLC	49,700	1,194,291
Whiting Petroleum Corp. (a)	17,260	1,395,298

		8,828,760

Financials (20.57%)
Affiliated Managers Group Inc. (a)	15,600	1,232,400
Alliance Financial Corp.	22,300	657,404
American Physicians Capital Inc.	27,466	877,539
AmeriCredit Corp. (a)	20,300	482,328
Ameriprise Financial Inc.	30,230	1,371,233
Amerisafe Inc. (a)	24,103	394,566
AmTrust Financial Services Inc.	46,100	643,095
Beneficial Mutual Bancorp Inc. (a)	85,200	807,696
BioMed Realty Trust Inc.	44,000	727,760
BofI Holding Inc. (a)	20,468	285,119
Cardinal Financial Corp.	67,700	723,036
Commerce Bancshares Inc.	14,836	610,353
Danvers Bancorp Inc.	52,000	719,160
Digital Realty Trust Inc.	20,995	1,137,929
ESSA Bancorp Inc.	54,000	677,160
Evercore Partners Inc. Class A	25,800	774,000
First Niagara Financial Group Inc.	61,920	880,502
First Potomac Realty Trust	1,474	22,154
Franklin Resources Inc.	8,770	972,593
Horace Mann Educators Corp.	41,500	624,990
Infinity Property & Casualty Corp.	13,600	617,984
Kilroy Realty Corp.	12,800	394,752
Meadowbrook Insurance Group Inc.	74,700	590,130
MSCI Inc. Class A (a)	6,000	216,600
Nara Bancorp Inc. (a)	42,988	376,575
Nelnet Inc. Class A	45,400	842,624
New York Community Bancorp Inc.	29,170	482,472
One Liberty Properties Inc.	84,449	1,410,298
PNC Financial Services Group Inc.	10,540	629,238
Primerica Inc. (a)	3,670	55,050
Radian Group Inc.	52,600	822,664
Raymond James Financial Inc.	24,810	663,419
SEI Investments Co.	23,220	510,143
Signature Bank (a)	22,030	816,212
Southside Bancshares Inc.	33,900	731,223
State Street Corp.	16,310	736,233
Stifel Financial Corp. (a)	8,340	448,275

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
T Rowe Price Group Inc.	15,930	$875,035
United Financial Bancorp Inc.	47,800	668,244
Unitrin Inc.	29,600	830,280
Weingarten Realty Investors	36,258	781,722
Winthrop Realty Trust	59,800	719,992
World Acceptance Corp. (a)	23,400	844,272

		29,684,454

Health Care (11.48%)
Alexion Pharmaceuticals Inc. (a)	9,535	518,418
Allscripts-Misys Healthcare Solutions Inc. (a)	25,300	494,868
AmerisourceBergen Corp.	10,920	315,806
BioScrip Inc. (a)	83,300	664,734
Celgene Corp. (a)	9,740	603,490
Cephalon Inc. (a)	6,930	469,715
Community Health Systems Inc. (a)	11,400	421,002
Covance Inc. (a)	6,630	407,016
Emergency Medical Services Corp. Class A (a)	7,460	421,863
ev3 Inc. (a)	127,900	2,028,494
Express Scripts Inc. (a)	6,315	642,614
Gentiva Health Services Inc. (a)	17,900	506,212
Healthspring Inc. (a)	95,991	1,689,442
Hi-Tech Pharmacal Co. Inc. (a)	24,600	544,644
Invacare Corp.	25,700	682,078
Inverness Medical Innovations Inc. (a)	12,490	487,485
Life Technologies Corp. (a)	12,180	636,649
Medicis Pharmaceutical Corp. Class A	37,700	948,532
Mylan Inc. (a)	20,760	471,460
Par Pharmaceutical Companies Inc. (a)	34,500	855,600
Providence Service Corp. (a)	51,300	779,247
QIAGEN NV (a)	36,730	844,423
Shire PLC ADR	8,780	579,129
United Therapeutics Corp. (a)	9,870	546,107

		16,559,028

Industrials (8.33%)
Alaska Air Group Inc. (a)	14,330	590,826
AMETEK Inc.	17,520	726,379
AMR Corp. (a)	53,960	491,576
Briggs & Stratton Corp.	31,300	610,350
Bucyrus International Inc.	13,860	914,621
Chicago Bridge & Iron Co. N.V. NY Reg. Shares (a)	28,590	665,003
CSX Corp.	10,480	533,432
Cummins Inc.	14,910	923,674
Expeditors International of Washington Inc.	8,235	304,036
Flowserve Corp.	7,370	812,690
FTI Consulting Inc. (a)	12,535	492,876
International Shipholding Corp.	19,544	574,398
Iron Mountain Inc.	28,315	775,831
Kennametal Inc.	24,650	693,158
M & F Worldwide Corp. (a)	33,700	1,031,220

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
MSC Industrial Direct Company Inc. Class A	18,710	$947,849
Polypore International Inc. (a)	2,500	43,650
Precision Castparts Corp.	4,825	611,376
VSE Corp.	6,627	272,767

		12,015,712

Information Technology (17.97%)
Acxiom Corp. (a)	32,600	584,844
Agilysys Inc.	93,300	1,042,161
Alliance Data Systems Corp. (a)	19,890	1,272,761
Amphenol Corp. Class A	8,215	346,591
ANSYS Inc. (a)	11,895	513,150
Broadcom Corp. Class A	14,890	494,050
Brocade Communications Systems Inc. (a)	49,500	282,645
CEVA Inc. (a)	94,500	1,101,870
Check Point Software Technologies Ltd. (a)	16,310	571,829
Citrix Systems Inc. (a)	9,290	440,996
Cognizant Technology Solutions Corp. Class A (a)	7,955	405,546
CSG Systems International Inc. (a)	31,100	651,856
EarthLink Inc.	80,100	684,054
F5 Networks Inc. (a)	6,055	372,443
GSI Technology Inc. (a)	120,600	561,996
Hewitt Associates Inc. Class A (a)	18,400	731,952
InfoSpace Inc. (a)	34,300	379,015
Integrated Silicon Solution Inc. (a)	121,100	1,277,605
JDS Uniphase Corp. (a)	48,180	603,695
Juniper Networks Inc. (a)	13,160	403,749
Marchex Inc. Class B	128,800	658,168
Marvell Technology Group Ltd. (a)	43,115	878,684
Mercury Computer Systems Inc. (a)	57,400	787,528
MICROS Systems Inc. (a)	19,570	643,462
Multi-Fineline Electronix Inc. (a)	23,700	610,512
NetApp Inc. (a)	12,665	412,372
Nuance Communications Inc. (a)	48,140	801,050
NVIDIA Corp. (a)	27,450	477,081
ON Semiconductor Corp. (a)	62,770	502,160
Richardson Electronics Ltd.	106,300	845,085
Sanmina-SCI Corp. (a)	102,200	1,686,300
Silicon Laboratories Inc. (a)	12,120	577,760
Super Micro Computer Inc. (a)	12,300	212,544
Teradyne Inc. (a)	38,480	429,822
Trimble Navigation Ltd. (a)	13,900	399,208
Unisys Corp. (a)	41,600	1,451,424
United Online Inc.	68,410	511,707
UTStarcom Inc. (a)	200,800	560,232
Wave Systems Corp. Class A (a)	191,900	767,600

		25,935,507

Materials (6.06%)
Airgas Inc.	10,135	644,789
Albemarle Corp.	17,090	728,547

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Cliffs Natural Resources Inc.	13,190	$935,830
Glatfelter	50,100	725,949
Greif Inc.	14,110	774,921
PolyOne Corp. (a)	81,900	838,656
Scotts Miracle-Gro Co. Class A, The	12,330	571,496
Silver Wheaton Corp. (a)	36,700	575,823
Stepan Co.	10,100	564,489
US Gold Corp. (a)	108,700	293,490
Valspar Corp.	30,770	907,100
Walter Energy Inc.	12,820	1,182,901

		8,743,991

Telecommunication Services (1.75%)
American Tower Corp. Class A (a)	15,675	667,912
SBA Communications Corp. Class A (a)	16,730	603,451
Vonage Holdings Corp. (a)	928,700	1,253,745

		2,525,108

Utilities (2.62%)
AES Corp., The (a)	108,010	1,188,110
Aqua America Inc.	41,520	729,506
ITC Holdings Corp.	14,800	814,000
Nicor Inc.	8,500	356,320
NorthWestern Corp.	25,700	689,019

		3,776,955

Total Common Stocks
(cost $114,782,455)		142,564,647

Registered Investment Companies (0.39%)
Financials (0.39%)
Prospect Capital Corp.	43,200	524,880
Triangle Capital Corp.	2,900	40,716

		565,596

Total Registered Investment Companies
(cost $468,042)		565,596

Short-term Investments (1.41%)
JPMorgan U.S. Government Money Market Fund	2,031,004	2,031,004

Total Short-term Investments
(cost $2,031,004)		2,031,004

TOTAL INVESTMENTS (100.60%)
(cost $117,281,501)		145,161,247
LIABILITIES, NET OF OTHER ASSETS (-0.60%)		(860,245)

NET ASSETS (100.00%)		$144,301,002

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (91.48%)
Australia (1.52%)
BHP Billiton PLC	30,977	$1,062,371
CSL Ltd.	16,412	548,653

		1,611,024

Austria (0.44%)
Erste Group Bank AG	11,001	462,100

Belgium (2.36%)
Anheuser-Busch InBev NV	49,737	2,505,378

Brazil (4.40%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,700	588,569
Gafisa SA	91,900	635,112
Itau Unibanco Holding SA ADR	49,575	1,090,154
OGX Petroleo e Gas Participacoes SA	87,700	821,101
PDG Realty SA Empreendimentos e Participacoes	61,100	508,837
Redecard SA	10,355	191,571
Vale SA Sponsored ADR	25,800	830,502

		4,665,846

Canada (3.22%)
Cameco Corp.	19,200	526,272
Canadian National Railway Co.	12,479	756,103
Research In Motion Ltd. (a)	17,728	1,310,986
Teck Resources Ltd. Class B (a)	6,277	273,477
Toronto-Dominion Bank, The	7,385	550,430

		3,417,268

China (3.22%)
China Life Insurance Co. Ltd. H	123,000	589,316
China Mobile Ltd.	53,500	514,725
China Pacific Insurance (Group) Company Ltd. H (a)	24,200	107,531
China Petroleum and Chemical Corp. (Sinopec) H	738,000	604,525
China Resources Enterprise Ltd.	76,000	280,929
CNOOC Ltd.	315,000	518,492
Ctrip.com International Ltd. ADR (a)	5,900	231,280
Longtop Financial Technologies Ltd. Sponsored ADR (a)	8,842	284,801
PetroChina Company Ltd. H	245,000	286,518

		3,418,117

Denmark (3.35%)
A P Moller-Maersk A/S Class B	71	541,015
Novo Nordisk A/S Class B	34,734	2,695,260
Novozymes A/S B Shares	2,904	321,390

		3,557,665

France (13.54%)
Accor SA	26,627	1,473,076
Alstom SA	12,108	755,049
AXA SA	44,577	991,625
BNP Paribas	28,653	2,200,493

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie de Saint-Gobain	19,724	$948,392
Compagnie Generale des Etablissements Michelin Class B	6,673	491,743
DANONE SA	8,537	514,260
JC Decaux SA (a)	19,000	530,954
L’Oreal SA	6,400	673,035
Pernod Ricard SA	20,151	1,711,130
Publicis Groupe	13,123	561,515
Schneider Electric SA	16,329	1,915,236
Total SA	9,582	556,244
Unibail-Rodamco SE	1,000	202,598
Veolia Environnement	24,579	852,515

		14,377,865

Germany (6.19%)
Adidas AG	9,872	528,011
Allianz SE Reg.	5,215	653,861
BASF SE	25,648	1,590,737
Daimler AG Registered Shares	14,657	690,006
Infineon Technologies AG (a)	76,880	533,624
Linde AG	9,900	1,181,233
Metro AG	14,639	868,394
ThyssenKrupp AG	15,298	525,958

		6,571,824

Hong Kong (2.03%)
Cheung Kong Holdings Ltd.	69,000	888,689
Hang Lung Properties Ltd.	74,000	298,316
Li & Fung Ltd.	144,000	707,551
Noble Group Ltd.	118,000	258,108

		2,152,664

India (1.27%)
ICICI Bank Ltd. Sponsored ADR	18,623	795,202
Reliance Industries Ltd. Sponsored GDR (b)	11,550	556,710

		1,351,912

Ireland (0.77%)
Covidien PLC	16,300	819,564

Israel (1.21%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	20,347	1,283,489

Italy (0.63%)
Eni SpA	28,500	668,633

Japan (8.88%)
Canon Inc.	30,900	1,431,137
Daikin Industries Ltd.	6,700	274,120
Daiwa Securities Group Inc.	98,000	515,734
FamilyMart Co. Ltd.	16,300	518,692
Fanuc Ltd.	11,200	1,188,405
Honda Motor Co. Ltd.	40,500	1,429,565
Japan Tobacco Inc.	238	885,913

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marubeni Corp.	169,000	$1,050,262
Mizuho Financial Group Inc.	248,000	490,748
Nintendo Co. Ltd.	2,200	736,549
Panasonic Corp.	38,200	584,298
SUMCO Corp. (a)	15,100	321,091

		9,426,514

Malaysia (1.26%)
Genting Berhad	284,800	576,235
Sime Darby Berhad	283,700	757,519

		1,333,754

Netherlands (1.85%)
Akzo Nobel NV	9,615	547,966
Heineken NV	15,154	778,798
Royal Dutch Shell PLC Class A	21,902	633,497

		1,960,261

Norway (0.64%)
Statoil ASA	29,350	679,526

Singapore (2.88%)
Capitaland Ltd.	306,500	869,799
DBS Group Holdings Ltd.	91,824	938,621
Keppel Corp. Ltd.	103,000	671,475
United Overseas Bank Ltd.	42,000	577,033

		3,056,928

South Africa (0.57%)
AngloGold Ashanti Ltd. Sponsored ADR	13,200	500,940
Sasol Ltd.	2,589	107,605

		608,545

Spain (4.23%)
Banco Bilbao Vizcaya Argentaria SA	65,022	889,637
Industria de Diseno Textil SA	19,600	1,292,003
Telefonica SA	97,350	2,306,261

		4,487,901

Sweden (2.54%)
Atlas Copco AB Class A	60,000	930,671
Investor AB B Shares	26,200	502,548
Sandvik AB	58,818	735,164
Telefonaktiebolaget LM Ericsson B Shares	50,412	531,307

		2,699,690

Switzerland (13.21%)
ABB Ltd. Reg. (a)	77,849	1,700,363
Compagnie Financiere Richemont SA Class A	20,916	809,940
Credit Suisse Group AG Reg.	25,650	1,322,152
Holcim Ltd. Reg. (a)	11,898	886,934
Julius Baer Group Ltd.	14,949	542,298
Lonza Group AG Reg.	6,186	504,549

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	39,022	$1,998,471
Novartis AG	19,403	1,047,990
Roche Holding AG	6,067	983,931
Swatch Group AG, The	1,211	386,133
Syngenta AG Reg.	7,027	1,951,352
Transocean Ltd. (a)	12,123	1,047,185
UBS AG Reg. (a)	52,133	847,458

		14,028,756

Taiwan (0.73%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	74,271	779,103

United Kingdom (10.54%)
Anglo American PLC (a)	17,431	760,217
Autonomy Corp. PLC (a)	23,714	656,024
BG Group PLC	48,700	842,855
BP PLC	96,052	908,660
British American Tobacco PLC	23,294	802,944
Compass Group PLC	83,932	669,949
Diageo PLC	51,871	870,579
HSBC Holdings PLC	119,766	1,214,055
Imperial Tobacco Group PLC	14,623	446,027
Reckitt Benckiser Group PLC	9,673	530,931
Rolls-Royce Group PLC (a)	29,037	262,399
Standard Chartered PLC	58,809	1,604,136
Tesco PLC	77,819	514,224
Xstrata PLC (a)	58,405	1,106,540

		11,189,540

Total Common Stocks
(cost $83,960,088)		97,113,867

Preferred Stocks (4.96%)
Brazil (4.71%)
Banco Bradesco SA Pfd.	63,860	1,177,838
Net Servicos de Comunicacao SA (a)	20,000	262,041
Petroleo Brasileiro SA Pfd.	90,900	1,808,953
Suzano Papel e Celulose SA	63,100	862,221
Vale SA Pfd. Class A	32,000	891,613

		5,002,666

Germany (0.25%)
Fresenius SE PFD	3,496	263,953

Total Preferred Stocks
(cost $5,181,035)		5,266,619

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.35%)
State Street Bank & Trust Repurchase Agreement, (c) 0.010%, agreement date 03/31/2010, to be repurchased at $3,555,574 on 04/01/2010	$3,555,573	$3,555,573

Total Repurchase Agreement
(cost $3,555,573)		3,555,573

TOTAL INVESTMENTS (99.79%)
(cost $92,696,696)		105,936,059
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.21%)		221,328

NET ASSETS (100.00%)		$106,157,387

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $3,630,209 as of March 31, 2010.

ADR - American Depository Receipt

GDR - Government Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$31,297,915	29.54
United States Dollar	14,367,864	13.56
Swiss Franc	12,981,571	12.25
British Pound	12,251,911	11.57
Japanese Yen	9,426,514	8.90
Brazilian Real	7,747,856	7.31
Hong Kong Dollar	4,796,592	4.53
Danish Krone	3,557,665	3.36
Singapore Dollar	3,315,036	3.13
Swedish Krona	2,699,690	2.55
Malaysian Ringgit	1,333,754	1.26
Canadian Dollar	823,907	0.78
Norwegian Krone	679,526	0.64
Australian Dollar	548,653	0.52
South African Rand	107,605	0.10

Total Investments	$105,936,059	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$20,322,372	19.14
Consumer Staples	13,899,705	13.09
Materials	13,293,451	12.52
Consumer Discretionary	12,956,818	12.21
Industrials	12,744,281	12.01
Energy	10,566,776	9.95
Health Care	8,147,389	7.68
Information Technology	6,776,193	6.38
Telecommunication Services	2,820,986	2.66
Utilities	852,515	0.80

Total Stocks	102,380,486	96.44
Repurchase Agreement	3,555,573	3.35
Cash and Other Assets, Net of Liabilities	221,328	0.21

Net Assets	$106,157,387	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.70%)
Consumer Discretionary (14.74%)
1-800-FLOWERS.COM Inc. (a)	7,415	$18,606
99 Cents Only Stores (a)	11,978	195,241
AFC Enterprises Inc. (a)	6,541	70,185
Ambassadors Group Inc.	4,772	52,731
American Apparel Inc. (a)	8,200	24,846
American Axle & Manufacturing Holdings Inc. (a)	14,030	140,019
American Greetings Corp. Class A	10,100	210,484
American Public Education Inc. (a)	4,555	212,263
America’s Car-Mart Inc. (a)	2,600	62,712
Amerigon Inc. (a)	5,800	58,638
Ameristar Casinos Inc.	6,557	119,469
AnnTaylor Stores Corp. (a)	15,000	310,500
Arbitron Inc.	6,818	181,768
ArvinMeritor Inc. (a)	23,315	311,255
Asbury Automotive Group Inc. (a)	8,252	109,752
Ascent Media Corp. Class A (a)	3,600	98,100
Audiovox Corp. (a)	4,204	32,707
Bally Technologies Inc. (a)	13,808	559,776
Beazer Homes USA Inc. (a)	15,663	71,110
bebe stores inc.	6,100	54,290
Belo Corp. Class A	22,900	156,178
Benihana Inc. Class A (a)	3,200	20,800
Big 5 Sporting Goods Corp.	5,519	83,999
BJ’s Restaurants Inc. (a)	4,849	112,982
Blue Nile Inc. (a)	3,056	168,141
Bluegreen Corp. (a)	4,223	13,809
Blyth Inc.	1,536	48,000
Bob Evans Farms Inc.	7,845	242,489
Books-A-Million Inc.	1,958	14,176
Borders Group Inc. (a)	12,500	21,500
Bridgepoint Education Inc. (a)	3,547	87,185
Brookfield Homes Corp. (a)	2,437	21,299
Brown Shoe Co. Inc.	10,605	164,165
Brunswick Corp.	22,600	360,922
Buckle Inc., The	6,549	240,741
Buffalo Wild Wings Inc. (a)	4,596	221,114
Build-A-Bear Workshop Inc. (a)	4,629	32,958
Cabela’s Inc. (a)	10,230	178,923
California Pizza Kitchen Inc. (a)	4,920	82,607
Callaway Golf Co.	16,414	144,771
Capella Education Co. (a)	3,629	336,916
Caribou Coffee Company Inc. (a)	2,000	13,240
Carmike Cinemas Inc. (a)	3,000	41,610
Carrols Restaurant Group Inc. (a)	3,200	21,760
Carter’s Inc. (a)	14,389	433,972
Cato Corp. Class A	7,044	151,023
Cavco Industries Inc. (a)	1,642	56,058
CEC Entertainment Inc. (a)	5,906	225,019
Charming Shoppes Inc. (a)	29,581	161,512
Cheesecake Factory Inc., The (a)	15,089	408,308
Cherokee Inc.	1,861	33,498
Children’s Place Retail Stores Inc., The (a)	5,456	243,065
China Automotive Systems Inc. (a)	971	22,440
ChinaCast Education Corp. (a)	8,900	65,059
Christopher & Banks Corp.	9,242	73,936

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	2,361	$88,538
Cinemark Holdings Inc.	8,200	150,388
Citi Trends Inc. (a)	3,800	123,272
CKE Restaurants Inc.	12,472	138,065
CKX Inc. (a)	14,800	90,724
Coinstar Inc. (a)	7,619	247,618
Coldwater Creek Inc. (a)	14,600	101,324
Collective Brands Inc. (a)	16,130	366,796
Columbia Sportswear Co.	2,948	154,858
Conn’s Inc. (a)	2,686	21,031
Cooper Tire & Rubber Co.	14,850	282,447
Core-Mark Holding Co. Inc. (a)	2,428	74,321
Corinthian Colleges Inc. (a)	20,216	355,599
CPI Corp.	1,400	19,404
Cracker Barrel Old Country Store Inc.	5,782	268,169
Crocs Inc. (a)	21,500	188,555
Crown Media Holdings Inc. (a)	2,762	5,303
CSS Industries Inc.	2,018	40,562
Dana Holding Corp. (a)	35,184	417,986
Deckers Outdoor Corp. (a)	3,253	448,914
Denny’s Corp. (a)	25,053	96,204
Destination Maternity Corp. (a)	1,100	28,226
Dillard’s Inc. Class A	12,872	303,779
DineEquity Inc. (a)	4,475	177,031
Dolan Media Co. (a)	7,800	84,786
Domino’s Pizza Inc. (a)	9,417	128,448
Dorman Products Inc. (a)	2,800	53,172
Dover Downs Gaming & Entertainment Inc.	3,702	14,660
Dress Barn Inc. (a)	15,046	393,603
Drew Industries Inc. (a)	4,619	101,710
drugstore.com Inc. (a)	21,800	77,826
DSW Inc. (a)	2,966	75,722
E.W. Scripps Co Class A (a)	7,390	62,446
Eastman Kodak Co. (a)	67,918	393,245
Einstein Noah Restaurant Group Inc. (a)	1,400	17,010
Ethan Allen Interiors Inc.	6,122	126,297
Exide Technologies (a)	12,900	74,175
Finish Line Inc. Class A, The	10,906	177,986
Fisher Communications Inc. (a)	1,596	22,504
Fossil Inc. (a)	11,852	447,294
Fred’s Inc. Class A	10,240	122,675
Frisch’s Restaurants Inc.	500	11,050
Fuel Systems Solutions Inc. (a)	3,454	110,390
Fuqi International Inc. (a)	3,066	33,419
Furniture Brands International Inc. (a)	10,564	67,927
Gaiam Inc. Class A	4,100	34,030
Gaylord Entertainment Co. (a)	10,014	293,310
Genesco Inc. (a)	5,732	177,749
G-III Apparel Group Ltd. (a)	3,771	103,929
Global Sources Ltd. (a)	3,864	25,155
Grand Canyon Education Inc. (a)	4,033	105,423
Great Wolf Resorts Inc. (a)	7,728	24,575
Group 1 Automotive Inc. (a)	6,049	192,721
Gymboree Corp. (a)	7,265	375,092
Harte-Hanks Inc.	9,600	123,456

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Haverty Furniture Companies Inc.	4,535	$74,011
Hawk Corp. Class A (a)	1,400	27,300
Helen of Troy Ltd. (a)	7,479	194,903
hhgregg Inc. (a)	3,214	81,121
Hibbett Sports Inc. (a)	7,312	187,041
Hooker Furniture Corp.	2,603	41,856
Hot Topic Inc. (a)	11,292	73,398
Hovnanian Enterprises Inc. (a)	12,924	56,219
HSN Inc. (a)	10,200	300,288
Iconix Brand Group Inc. (a)	18,016	276,726
Interval Leisure Group Inc. (a)	10,100	147,056
iRobot Corp. (a)	5,000	75,800
Isle of Capri Casinos Inc. (a)	4,109	31,968
J. Crew Group Inc. (a)	12,718	583,756
Jack in the Box Inc. (a)	14,329	337,448
Jackson Hewitt Tax Service Inc. (a)	7,692	15,384
JAKKS Pacific Inc. (a)	7,227	94,312
Jo-Ann Stores Inc. (a)	6,769	284,163
Jones Apparel Group Inc.	21,657	411,916
Jos. A. Bank Clothiers Inc. (a)	4,637	253,412
Journal Communications Inc. Class A (a)	10,142	42,596
K12 Inc. (a)	6,073	134,881
Kenneth Cole Productions Inc. (a)	1,721	22,046
Kirkland’s Inc. (a)	3,200	67,200
Knology Inc. (a)	7,500	100,800
Krispy Kreme Doughnuts Inc. (a)	15,006	60,324
K-Swiss Inc. Class A (a)	6,671	69,779
Lakes Entertainment Inc. (a)	4,500	10,350
Landry’s Restaurants Inc. (a)	1,495	26,790
La-Z-Boy Inc. (a)	13,222	165,804
Leapfrog Enterprises Inc. (a)	8,720	57,116
Learning Tree International Inc. (a)	1,739	24,468
Life Time Fitness Inc. (a)	10,178	286,002
Lin TV Corp. (a)	7,165	41,199
Lincoln Educational Services Corp. (a)	2,500	63,250
Lithia Motors Inc. Class A (a)	5,439	34,810
Live Nation Entertainment Inc. (a)	35,553	515,518
Liz Claiborne Inc. (a)	24,300	180,549
LodgeNet Interactive Corp. (a)	4,799	33,449
Luby’s Inc. (a)	4,900	19,306
Lululemon Athletica Inc. (a)	10,250	425,375
Lumber Liquidators Holdings Inc. (a)	3,574	95,319
M/I Homes Inc. (a)	4,700	68,855
Mac-Gray Corp.	2,800	31,612
Maidenform Brands Inc. (a)	4,900	107,065
Marcus Corp.	5,037	65,431
Marine Products Corp. (a)	2,692	16,206
Martha Stewart Living Omnimedia Inc. (a)	6,778	37,821
Matthews International Corp.	7,708	273,634
McCormick & Schmick’s Seafood Restaurants Inc. (a)	4,000	40,280
Mediacom Communications Corp. Class A (a)	10,028	59,667
Men’s Wearhouse Inc., The	13,158	315,003
Meritage Homes Corp. (a)	8,000	168,000

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Midas Inc. (a)	3,584	$40,428
Modine Manufacturing Co. (a)	11,820	132,857
Monarch Casino & Resort Inc. (a)	2,466	21,060
Monro Muffler Brake Inc.	4,235	151,444
Morgans Hotel Group Co. (a)	4,986	31,960
Movado Group Inc. (a)	3,939	44,432
Multimedia Games Inc. (a)	7,200	28,080
National CineMedia Inc.	10,800	186,408
National Presto Industries Inc.	1,218	144,832
New York & Co. Inc. (a)	5,919	28,352
NIVS IntelliMedia Technology Group Inc. (a)	2,193	8,421
Nobel Learning Communities Inc. (a)	900	7,056
NutriSystem Inc.	7,600	135,356
O’Charley’s Inc. (a)	4,709	42,098
OfficeMax Inc. (a)	18,900	310,338
Orbitz Worldwide Inc. (a)	9,115	64,808
Orient-Express Hotels Ltd. Class A (a)	22,803	323,347
Outdoor Channel Holdings Inc. (a)	3,500	23,065
Overstock.com Inc. (a)	3,999	64,984
Oxford Industries Inc.	3,247	66,012
Pacific Sunwear of California Inc. (a)	16,502	87,626
Papa John’s International Inc. (a)	5,580	143,462
Peet’s Coffee & Tea Inc. (a)	2,853	113,121
Pep Boys-Manny, Moe & Jack, The	12,527	125,521
Perry Ellis International Inc. (a)	2,240	50,736
PetMed Express Inc.	6,000	133,020
PF Chang’s China Bistro Inc. (a)	5,897	260,235
Pier 1 Imports Inc. (a)	28,211	179,704
Pinnacle Entertainment Inc. (a)	14,548	141,698
Playboy Enterprises Inc. (a)	5,494	20,108
Polaris Industries Inc.	7,730	395,467
Pool Corp.	12,196	276,117
Pre-Paid Legal Services Inc. (a)	1,467	55,526
Primedia Inc.	4,936	16,980
Princeton Review Inc. (a)	3,400	11,866
Quiksilver Inc. (a)	32,600	154,198
Raser Technologies Inc. (a)	16,594	16,212
RC2 Corp. (a)	5,351	80,104
RCN Corp. (a)	9,371	141,315
Reading International Inc. Class A (a)	4,000	17,080
Red Lion Hotels Corp. (a)	3,100	22,382
Red Robin Gourmet Burgers Inc. (a)	4,074	99,569
Regis Corp.	14,375	268,525
Rent-A-Center Inc. (a)	16,654	393,867
Rentrak Corp. (a)	2,500	53,875
Retail Ventures Inc. (a)	6,001	57,070
Ruby Tuesday Inc. (a)	16,711	176,635
Rue21 Inc. (a)	1,577	54,675
Ruth’s Hospitality Group Inc. (a)	5,685	30,130
Ryland Group Inc.	10,889	244,349
Saks Inc. (a)	31,215	268,449
Sally Beauty Holdings Inc. (a)	23,000	205,160
Scholastic Corp.	5,658	158,424
Sealy Corp. (a)	12,100	42,350
Shoe Carnival Inc. (a)	2,417	55,253

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Shuffle Master Inc. (a)	13,778	$112,842
Shutterfly Inc. (a)	5,343	128,713
Sinclair Broadcast Group Inc. Class A (a)	10,255	52,095
Skechers U.S.A. Inc. (a)	8,449	306,868
Skyline Corp.	1,843	34,280
Smith & Wesson Holding Corp. (a)	14,939	56,469
Sonic Automotive Inc. (a)	7,397	81,367
Sonic Corp. (a)	15,046	166,258
Sotheby’s	16,897	525,328
Spartan Motors Inc.	8,300	46,480
Speedway Motorsports Inc.	3,354	52,356
Sport Supply Group Inc.	2,200	29,568
Stage Stores Inc.	9,707	149,391
Standard Motor Products Inc.	5,000	49,600
Standard Pacific Corp. (a)	25,100	113,452
Stanley Furniture Company Inc. (a)	2,500	25,400
Steak n Shake Co., The (a)	311	118,575
Stein Mart Inc. (a)	6,523	58,903
Steiner Leisure Ltd. (a)	3,652	161,857
Steinway Musical Instruments Inc. (a)	1,199	22,577
Steven Madden Ltd. (a)	4,012	195,786
Stewart Enterprises Inc.	20,554	128,462
Stoneridge Inc. (a)	3,900	38,571
Sturm, Ruger & Company Inc.	4,900	58,751
Superior Industries International Inc.	5,941	95,531
Syms Corp. (a)	1,500	14,940
Systemax Inc.	2,500	54,350
Talbots Inc. (a)	6,499	84,227
Tempur-Pedic International Inc. (a)	18,963	571,924
Tenneco Inc. (a)	14,713	347,962
Texas Roadhouse Inc. Class A (a)	12,804	177,848
Timberland Co. Class A, The (a)	10,923	233,097
Town Sports International Holdings Inc. (a)	5,500	21,505
Tractor Supply Co.	9,081	527,152
True Religion Apparel Inc. (a)	6,500	197,340
Tuesday Morning Corp. (a)	7,389	48,694
Tupperware Brands Corp.	15,884	765,926
Ulta Salon Cosmetics & Fragrance Inc. (a)	7,000	158,340
Under Armour Inc. Class A (a)	8,200	241,162
Unifi Inc. (a)	10,500	38,220
UniFirst Corp.	3,575	184,112
Universal Electronics Inc. (a)	3,412	76,224
Universal Technical Institute Inc. (a)	5,081	115,948
Universal Travel Group (a)	2,600	25,766
US Auto Parts Network Inc. (a)	2,300	17,296
Vail Resorts Inc. (a)	7,426	297,708
Valassis Communications Inc. (a)	12,290	342,031
Value Line Inc.	434	10,021
Vitacost.com Inc. (a)	2,458	29,619
Vitamin Shoppe Inc. (a)	2,123	47,661
Volcom Inc. (a)	4,800	93,696
Warnaco Group Inc., The (a)	11,612	554,009
West Marine Inc. (a)	3,400	36,890
Wet Seal Inc. Class A (a)	24,124	114,830

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Weyco Group Inc.	1,700	$39,984
Winnebago Industries Inc. (a)	7,419	108,392
Wolverine World Wide Inc.	12,415	362,021
Wonder Auto Technology Inc. (a)	4,500	47,610
World Wrestling Entertainment Inc.	5,495	95,064
Youbet.com Inc. (a)	8,200	24,108
Zale Corp. (a)	5,784	15,848
Zumiez Inc. (a)	5,166	105,851

		38,491,112

Consumer Staples (3.10%)
AgFeed Industries Inc. (a)	7,300	32,047
Alico Inc.	885	22,346
Alliance One International Inc. (a)	22,844	116,276
American Dairy Inc. (a)	2,574	49,292
American Italian Pasta Co. Class A (a)	5,100	198,237
American Oriental Bioengineering Inc. (a)	15,700	64,056
Andersons Inc., The	4,540	151,999
Arden Group Inc. Class A	300	31,884
B&G Foods Inc. Class A	11,600	121,568
Boston Beer Co. Inc. (a)	2,280	119,153
Calavo Growers Inc.	2,800	51,072
Cal-Maine Foods Inc.	3,500	118,615
Casey’s General Stores Inc.	12,885	404,589
Cellu Tissue Holdings Inc. (a)	1,765	17,615
Central Garden & Pet Co. (a)	13,973	127,993
China Sky One Medical Inc. (a)	2,800	43,988
China-Biotics Inc. (a)	2,500	44,775
Chiquita Brands International Inc. (a)	11,405	179,401
Coca-Cola Bottling Co. Consolidated	1,055	61,886
Darling International Inc. (a)	21,125	189,280
Diamond Foods Inc.	5,500	231,220
Diedrich Coffee Inc. (a)	800	27,840
Dole Food Company Inc. (a)	8,668	102,716
Elizabeth Arden Inc. (a)	6,203	111,654
Farmer Brothers Co.	1,831	34,313
Female Health Co., The	3,800	27,246
Fresh Del Monte Produce Inc. (a)	10,100	204,525
Great Atlantic & Pacific Tea Company Inc., The (a)	8,488	65,103
Griffin Land & Nurseries Inc.	800	23,240
Hain Celestial Group Inc., The (a)	10,423	180,839
Harbinger Group Inc. (a)	2,727	18,462
Heckmann Corp. (a)	22,200	128,760
HQ Sustainable Maritime Industries Inc. (a)	2,400	14,400
Imperial Sugar Co.	3,100	48,081
Ingles Markets Inc.	3,305	49,674
Inter Parfums Inc.	3,816	56,553
J&J Snack Foods Corp.	3,642	158,318
Lancaster Colony Corp.	4,614	272,041
Lance Inc.	7,058	163,252
Lifeway Foods Inc. (a)	1,100	13,057
Mannatech Inc.	3,387	11,313
Medifast Inc. (a)	3,231	81,195

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Nash Finch Co.	3,312	$111,449
National Beverage Corp.	2,580	28,690
Nu Skin Enterprises Inc.	12,162	353,914
Nutraceutical International Corp. (a)	2,700	40,338
Oil-Dri Corporation of America	1,200	23,172
Omega Protein Corp. (a)	4,121	23,696
Orchids Paper Products Co. (a)	1,400	23,030
Overhill Farms Inc. (a)	4,400	25,652
Pantry Inc., The (a)	5,739	71,680
Prestige Brands Holdings Inc. (a)	8,748	78,732
PriceSmart Inc.	4,100	95,325
Revlon Inc. Class A (a)	5,000	74,150
Ruddick Corp.	10,590	335,068
Sanderson Farms Inc.	5,151	276,145
Schiff Nutrition International Inc.	2,600	21,268
Seneca Foods Corp. Class A (a)	2,401	69,917
Smart Balance Inc. (a)	16,000	103,680
Spartan Stores Inc.	5,652	81,502
Star Scientific Inc. (a)	22,700	57,885
Susser Holdings Corp. (a)	1,900	16,055
Synutra International Inc. (a)	4,500	101,745
Tootsie Roll Industries Inc.	6,341	171,397
TreeHouse Foods Inc. (a)	8,567	375,834
United Natural Foods Inc. (a)	10,859	305,464
Universal Corp.	6,205	326,941
USANA Health Sciences Inc. (a)	1,574	49,439
Vector Group Ltd.	9,805	151,291
Village Super Market Inc. Class A	1,528	42,830
WD-40 Co.	4,162	136,638
Weis Markets Inc.	2,796	101,663
Winn-Dixie Stores Inc. (a)	14,000	174,860
Zhongpin Inc. (a)	5,800	73,660

		8,092,984

Energy (4.90%)
Allis-Chalmers Energy Inc. (a)	15,100	53,454
Alon USA Energy Inc.	2,100	15,225
Apco Oil and Gas International Inc.	2,300	62,238
Approach Resources Inc. (a)	2,879	26,141
Arena Resources Inc. (a)	9,640	321,976
Atlas Energy Inc. (a)	17,113	532,557
ATP Oil & Gas Corp. (a)	9,834	184,978
Basic Energy Services Inc. (a)	5,800	44,718
Berry Petroleum Co.	12,740	358,758
Bill Barrett Corp. (a)	9,674	297,089
Bolt Technology Corp. (a)	2,400	27,144
Boots & Coots Inc. (a)	21,300	51,759
BPZ Resources Inc. (a)	23,800	174,930
Brigham Exploration Co. (a)	24,720	394,284
Bristow Group Inc. (a)	8,923	336,665
Bronco Drilling Co. Inc. (a)	6,100	28,670
Cal Dive International Inc. (a)	11,414	83,665
CARBO Ceramics Inc.	4,831	301,165
Carrizo Oil & Gas Inc. (a)	7,155	164,207
Cheniere Energy Inc. (a)	14,900	46,041
Clayton Williams Energy Inc. (a)	1,449	50,686

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Clean Energy Fuels Corp. (a)	8,955	$203,995
Cloud Peak Energy Inc. (a)	7,487	124,584
Complete Production Services Inc. (a)	14,900	172,095
Contango Oil & Gas Co. (a)	3,100	158,565
CREDO Petroleum Corp. (a)	2,030	20,077
Crosstex Energy Inc. (a)	10,319	89,672
Cubic Energy Inc. (a)	6,000	6,360
CVR Energy Inc. (a)	5,903	51,651
Dawson Geophysical Co. (a)	2,000	58,480
Delek US Holdings Inc.	3,000	21,840
Delta Petroleum Corp. (a)	45,727	64,475
DHT Holdings Inc.	12,700	49,784
Dril-Quip Inc. (a)	7,349	447,113
Endeavour International Corp. (a)	29,200	37,084
ENGlobal Corp. (a)	5,100	14,127
Evergreen Energy Inc. (a)	33,253	5,986
FX Energy Inc. (a)	10,900	37,387
General Maritime Corp.	12,542	90,177
Geokinetics Inc. (a)	1,600	11,536
GeoResources Inc. (a)	1,900	29,013
Global Industries Ltd. (a)	25,094	161,103
GMX Resources Inc. (a)	7,755	63,746
Golar LNG Ltd. (a)	8,100	94,770
Goodrich Petroleum Corp. (a)	6,253	97,797
Gran Tierra Energy Inc. (a)	50,600	298,540
Green Plains Renewable Energy Inc. (a)	2,600	37,102
Gulf Island Fabrication Inc.	2,982	64,858
GulfMark Offshore Inc. Class A (a)	5,699	151,308
Gulfport Energy Corp. (a)	6,700	75,308
Harvest Natural Resources Inc. (a)	8,432	63,493
Hercules Offshore Inc. (a)	28,957	124,805
Hornbeck Offshore Services Inc. (a)	5,834	108,337
International Coal Group Inc. (a)	29,200	133,444
ION Geophysical Corp. (a)	26,474	130,252
Isramco Inc. (a)	272	17,830
James River Coal Co. (a)	7,100	112,890
Key Energy Services Inc. (a)	31,005	296,098
Knightsbridge Tankers Ltd.	4,227	71,605
Lufkin Industries Inc.	3,782	299,345
Matrix Service Co. (a)	6,700	72,092
McMoRan Exploration Co. (a)	20,548	300,617
Natural Gas Services Group (a)	3,100	49,197
Newpark Resources Inc. (a)	22,457	117,899
Nordic American Tanker Shipping Ltd.	11,802	357,247
Northern Oil and Gas Inc. (a)	8,600	136,310
Oilsands Quest Inc. (a)	55,181	40,790
OYO Geospace Corp. (a)	1,100	52,591
Panhandle Oil & Gas Inc.	1,763	41,660
Parker Drilling Co. (a)	29,721	146,525
Patriot Coal Corp. (a)	18,610	380,761
Penn Virginia Corp.	11,634	285,033
Petroleum Development Corp. (a)	4,711	109,154
Petroquest Energy Inc. (a)	12,765	64,208
PHI Inc. (a)	3,400	72,012
Pioneer Drilling Co. (a)	10,982	77,313

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PrimeEnergy Corp. (a)	100	$2,693
Rex Energy Corp. (a)	7,500	85,425
REX Stores Corp. (a)	1,800	29,160
Rosetta Resources Inc. (a)	13,317	313,615
RPC Inc.	7,249	80,681
Ship Finance International Ltd.	11,100	197,136
Stone Energy Corp. (a)	10,474	185,914
SulphCo Inc. (a)	16,521	4,791
Superior Well Services Inc. (a)	4,400	58,872
Swift Energy Co. (a)	9,420	289,571
Syntroleum Corp. (a)	15,148	32,114
T-3 Energy Services Inc. (a)	3,030	74,417
Teekay Tankers Ltd. Class A	2,700	33,939
TETRA Technologies Inc. (a)	19,300	235,846
TGC Industries Inc. (a)	3,400	13,736
Toreador Resources Corp. (a)	5,390	44,090
Union Drilling Inc. (a)	2,800	17,248
Uranerz Energy Corp. (a)	11,000	20,460
Uranium Energy Corp. (a)	14,400	46,368
USEC Inc. (a)	28,891	166,701
VAALCO Energy Inc. (a)	14,900	73,606
Vantage Drilling Co. (a)	16,736	24,769
Venoco Inc. (a)	4,679	60,032
W&T Offshore Inc.	8,600	72,240
Warren Resources Inc. (a)	19,046	47,996
Western Refining Inc. (a)	10,081	55,446
Westmoreland Coal Co. (a)	2,300	29,026
Willbros Group Inc. (a)	10,100	121,301
World Fuel Services Corp.	15,056	401,092
Zion Oil & Gas Inc. (a)	3,457	21,399

		12,796,075

Financials (19.71%)
1st Source Corp.	3,827	67,164
Abington Bancorp Inc.	5,420	42,818
Acadia Realty Trust	10,190	181,993
Advance America Cash Advance Centers Inc.	12,001	69,846
Agree Realty Corp.	1,720	39,319
Alexander’s Inc. (a)	519	155,248
Alliance Financial Corp.	1,100	32,428
Ambac Financial Group Inc. (a)	72,189	40,195
American Campus Communities Inc.	13,204	365,223
American Capital Agency Corp.	4,002	102,451
American Equity Investment Life Holding Co.	14,642	155,937
American National Bankshares Inc.	1,624	32,724
American Physicians Capital Inc.	2,090	66,776
American Physicians Service Group Inc.	1,716	42,900
American Realty Investors Inc. (a)	873	9,385
American Safety Insurance Holdings Ltd. (a)	2,076	34,441
Ameris Bancorp	3,304	29,835
Amerisafe Inc. (a)	4,800	78,576
Ames National Corp.	1,600	32,080

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
AmTrust Financial Services Inc.	5,800	$80,910
Anworth Mortgage Asset Corp.	29,043	195,750
Apollo Commercial Real Estate Finance Inc.	2,539	45,727
Argo Group International Holdings Ltd.	7,769	253,192
Arrow Financial Corp.	2,369	63,702
Artio Global Investors Inc.	6,855	169,593
Ashford Hospitality Trust Inc. (a)	12,519	89,761
Asset Acceptance Capital Corp. (a)	3,799	23,972
Associated Estates Realty Corp.	4,900	67,571
Assured Guaranty Ltd.	30,834	677,423
Astoria Financial Corp.	21,100	305,950
Auburn National Bancorporation Inc.	608	12,555
Avatar Holdings Inc. (a)	1,648	35,828
Baldwin & Lyons Inc.	2,011	48,445
BancFirst Corp.	1,648	69,068
Banco Latinoamericano de Comercio Exterior SA	7,000	100,520
Bancorp Inc. (a)	4,972	44,251
Bancorp Rhode Island Inc.	991	27,104
Bank Mutual Corp.	11,919	77,473
Bank of Kentucky Financial Corp.	893	17,806
Bank of Marin Bancorp	1,400	46,312
Bank of the Ozarks Inc.	3,318	116,760
BankFinancial Corp.	5,403	49,546
Banner Corp.	4,323	16,600
Bar Harbor Bankshares	700	21,350
Beneficial Mutual Bancorp Inc. (a)	8,145	77,215
Berkshire Hills Bancorp Inc.	3,476	63,715
BGC Partners Inc. Class A	11,901	72,715
BioMed Realty Trust Inc.	24,779	409,845
Boston Private Financial Holdings Inc.	17,251	127,140
Bridge Bancorp Inc.	1,685	39,429
Broadpoint Gleacher Securities Inc. (a)	13,108	52,432
Brookline Bancorp Inc.	15,081	160,462
Brooklyn Federal Bancorp Inc.	970	8,148
Bryn Mawr Bank Corp.	1,700	30,855
Calamos Asset Management Inc. Class A	5,151	73,865
California First National Bancorp	300	4,005
Camden National Corp.	2,000	64,220
Cape Bancorp Inc. (a)	2,800	22,596
Capital City Bank Group Inc.	2,998	42,722
CapLease Inc.	12,256	68,021
Capstead Mortgage Corp.	17,600	210,496
Cardinal Financial Corp.	6,967	74,408
Cardtronics Inc. (a)	3,400	42,738
Cash America International Inc.	7,580	299,258
Cathay General Bancorp	19,746	230,041
CBL & Associates Properties Inc.	34,860	477,582
Cedar Shopping Centers Inc.	11,975	94,722
Center Bancorp Inc.	2,600	21,606
Centerstate Banks Inc.	4,624	56,644
Central Pacific Financial Corp. (a)	7,800	13,104
Century Bancorp Inc. Class A	1,009	19,373

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Chemical Financial Corp.	5,456	$128,871
Chesapeake Lodging Trust (a)	2,234	43,496
Cheviot Financial Corp.	500	4,610
Chicopee Bancorp Inc. (a)	1,500	19,050
China Housing & Land Development Inc. (a)	6,700	25,460
Citizens & Northern Corp.	3,100	38,905
Citizens Holding Co.	1,000	24,680
Citizens Inc. (a)	8,400	58,044
Citizens Republic Bancorp Inc. (a)	99,642	117,578
City Holding Co.	4,068	139,492
Clifton Savings Bancorp Inc.	2,225	20,626
CNA Surety Corp. (a)	4,249	75,590
CNB Financial Corp.	2,100	32,424
CoBiz Financial Inc.	7,274	45,317
Cogdell Spencer Inc.	8,180	60,532
Cohen & Steers Inc.	4,434	110,673
Colonial Properties Trust	16,745	215,676
Colony Financial Inc.	3,659	73,180
Columbia Banking System Inc.	7,097	144,140
Community Bank System Inc.	8,336	189,894
Community Trust Bancorp Inc.	3,887	105,299
Compass Diversified Holdings	6,200	94,612
CompuCredit Holdings Corp.	3,802	19,618
Conseco Inc. (a)	63,307	393,770
Consolidated-Tomoka Land Co.	1,342	42,286
Cousins Properties Inc.	18,713	155,505
Cowen Group Inc. Class A (a)	6,400	36,224
Crawford & Co. Class B (a)	5,676	23,101
Credit Acceptance Corp. (a)	1,524	62,850
CreXus Investment Corp.	3,399	45,445
CVB Financial Corp.	21,763	216,107
Cypress Sharpridge Investments Inc.	4,164	55,714
Danvers Bancorp Inc.	5,714	79,025
DCT Industrial Trust Inc.	51,557	269,643
Delphi Financial Group Inc. Class A	11,733	295,202
Developers Diversified Realty Corp.	51,658	628,678
Diamond Hill Investment Group	600	41,160
DiamondRock Hospitality Co. (a)	31,225	315,685
Dime Community Bancshares	6,569	82,966
Dollar Financial Corp. (a)	6,200	149,172
Donegal Group Inc.	2,869	41,629
Doral Financial Corp. (a)	1,475	6,357
Duff & Phelps Corp. Class A	4,100	68,634
DuPont Fabros Technology Inc.	6,740	145,517
Dynex Capital Inc.	2,602	23,418
E*TRADE Financial Corp. (a)	395,519	652,606
Eagle Bancorp Inc. (a)	3,746	44,390
East West Bancorp Inc.	27,805	484,363
Eastern Insurance Holdings Inc.	1,900	19,266
EastGroup Properties Inc.	6,267	236,517
Education Realty Trust Inc.	14,525	83,519
eHealth Inc. (a)	5,700	89,775
EMC Insurance Group Inc.	981	22,092
Employers Holdings Inc.	10,700	158,895
Encore Capital Group Inc. (a)	3,400	55,930

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Enstar Group Ltd. (a)	1,700	$117,572
Enterprise Bancorp Inc.	1,200	14,652
Enterprise Financial Services Corp.	2,776	30,703
Entertainment Properties Trust	10,621	436,842
Epoch Holding Corp.	3,100	34,999
Equity Lifestyle Properties Inc.	6,370	343,216
Equity One Inc.	8,381	158,317
ESB Financial Corp.	2,200	28,358
ESSA Bancorp Inc.	3,700	46,398
Evercore Partners Inc. Class A	3,600	108,000
Extra Space Storage Inc.	22,159	280,976
EZCORP Inc. (a)	11,600	238,960
Farmers Capital Bank Corp.	1,600	13,712
FBL Financial Group Inc.	3,298	80,735
FBR Capital Markets Corp. (a)	4,400	20,020
FelCor Lodging Trust Inc. (a)	16,093	91,730
Financial Institutions Inc.	2,700	39,474
First Acceptance Corp. (a)	4,862	9,918
First Bancorp (North Carolina)	3,703	50,065
First BanCorp (Puerto Rico)	20,519	49,451
First Bancorp Inc.	2,362	37,650
First Busey Corp.	11,579	51,179
First California Financial Group Inc. (a)	1,300	3,432
First Cash Financial Services Inc. (a)	5,914	127,565
First Commonwealth Financial Corp.	21,838	146,533
First Community Bancshares Inc.	3,523	43,580
First Defiance Financial Corp.	2,185	22,112
First Financial Bancorp	14,541	258,684
First Financial Bankshares Inc.	5,168	266,410
First Financial Corp. Indiana	2,999	86,851
First Financial Holdings Inc.	3,808	57,348
First Financial Northwest Inc.	4,985	34,048
First Financial Service Corp.	1,248	10,920
First Industrial Realty Trust Inc. (a)	12,776	99,142
First Marblehead Corp., The (a)	15,400	43,736
First Merchants Corp.	5,406	37,626
First Mercury Financial Corp.	3,630	47,299
First Midwest Bancorp Inc.	18,551	251,366
First of Long Island Corp., The	1,300	31,330
First Potomac Realty Trust	9,489	142,620
First South Bancorp Inc.	1,963	24,538
FirstMerit Corp.	21,633	466,624
Flagstar Bancorp Inc. (a)	16,892	10,135
Flagstone Reinsurance Holdings Ltd.	9,900	113,454
Flushing Financial Corp.	7,597	96,178
FNB Corp. (PA)	27,856	225,912
Forestar Group Inc. (a)	9,200	173,696
Fox Chase Bancorp Inc. (a)	1,200	12,972
FPIC Insurance Group Inc. (a)	2,679	72,628
Franklin Street Properties Corp.	16,845	243,073
GAMCO Investors Inc.	1,825	83,038
German American Bancorp Inc.	2,700	40,851
Getty Realty Corp.	4,494	105,160
GFI Group Inc.	16,656	96,272
Glacier Bancorp Inc.	17,844	271,764
Gladstone Commercial Corp.	2,100	30,345

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Glimcher Realty Trust	15,599	$79,087
Government Properties Income Trust	4,216	109,658
Gramercy Capital Corp. (a)	11,763	32,819
Great Southern Bancorp Inc.	2,467	55,359
Greenlight Capital Re Ltd. Class A (a)	7,103	189,508
Guaranty Bancorp (a)	13,500	21,465
Hallmark Financial Services Inc. (a)	2,200	19,800
Hampton Roads Bankshares Inc.	5,100	7,956
Hancock Holding Co.	7,140	298,523
Harleysville Group Inc.	3,354	113,231
Harleysville National Corp.	10,892	72,976
Hatteras Financial Corp.	9,132	235,332
Healthcare Realty Trust Inc.	14,973	348,721
Heartland Financial USA Inc.	3,243	51,791
Heritage Financial Corp. (a)	1,300	19,617
Heritage Financial Group	300	3,624
Hersha Hospitality Trust	29,518	152,903
Highwoods Properties Inc.	17,688	561,240
Hilltop Holdings Inc. (a)	10,188	119,709
Home Bancorp Inc. (a)	2,300	32,200
Home Bancshares Inc.	4,417	116,785
Home Federal Bancorp Inc.	4,100	59,491
Home Properties Inc.	8,717	407,956
Horace Mann Educators Corp.	10,002	150,630
IBERIABANK Corp.	6,746	404,827
Independence Holding Co.	1,500	14,235
Independent Bank Corp. (MA)	5,310	130,945
Infinity Property & Casualty Corp.	3,486	158,404
Inland Real Estate Corp.	18,017	164,856
International Assets Holding Corp. (a)	2,927	43,817
International Bancshares Corp.	12,850	295,422
Invesco Mortgage Capital	4,228	97,244
Investors Bancorp Inc. (a)	12,029	158,783
Investors Real Estate Trust	18,434	166,275
iStar Financial Inc. (a)	22,100	101,439
JMP Group Inc.	3,514	29,869
Kansas City Life Insurance Co.	1,057	33,380
KBW Inc. (a)	8,933	240,298
Kearny Financial Corp.	4,406	45,955
Kentucky First Federal Bancorp	977	10,249
K-Fed Bancorp	800	7,136
Kilroy Realty Corp.	10,900	336,156
Kite Realty Group Trust	11,894	56,259
Knight Capital Group Inc. Class A (a)	23,554	359,198
LaBranche & Co. Inc. (a)	9,799	51,543
Lakeland Bancorp Inc.	5,117	45,285
Lakeland Financial Corp.	3,932	74,905
LaSalle Hotel Properties	16,065	374,314
Legacy Bancorp Inc.	1,700	16,133
Lexington Realty Trust	25,155	163,759
Life Partners Holdings Inc.	1,825	40,460
LTC Properties Inc.	5,927	160,385
Maiden Holdings Ltd.	12,700	93,853
MainSource Financial Group Inc.	5,161	34,734
MarketAxess Holdings Inc.	7,851	123,496

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Max Capital Group Ltd.	11,721	$269,466
MB Financial Inc.	12,667	285,388
Meadowbrook Insurance Group Inc.	14,562	115,040
Medical Properties Trust Inc.	20,500	214,840
Mercer Insurance Group Inc.	1,567	28,206
Merchants Bancshares Inc.	1,308	28,397
Meridian Interstate Bancorp Inc. (a)	2,726	28,350
Metro Bancorp Inc. (a)	2,200	30,294
MF Global Holdings Ltd. (a)	24,800	200,136
MFA Financial Inc.	70,052	515,583
MGIC Investment Corp. (a)	31,612	346,784
Mid-America Apartment Communities Inc.	7,004	362,737
MidSouth Bancorp Inc.	1,100	18,150
Mission West Properties Inc.	4,185	28,793
Monmouth Real Estate Investment Corp. Class A	6,000	50,460
Montpelier Re Holdings Ltd.	16,919	284,408
Nara Bancorp Inc. (a)	8,084	70,816
NASB Financial Inc.	946	21,872
National Bankshares Inc.	1,700	46,325
National Financial Partners Corp. (a)	10,563	148,938
National Health Investors Inc.	6,601	255,855
National Interstate Corp.	1,513	31,334
National Penn Bancshares Inc.	31,886	220,013
National Retail Properties Inc.	20,225	461,737
National Western Life Insurance Co.	575	106,001
Navigators Group Inc. (a)	3,188	125,384
NBT Bancorp Inc.	8,766	200,303
Nelnet Inc. Class A	4,900	90,944
NewAlliance Bancshares Inc.	26,981	340,500
NewStar Financial Inc. (a)	6,732	42,950
Northeast Community Bancorp Inc.	1,300	9,347
Northfield Bancorp Inc.	5,132	74,311
Northrim BanCorp Inc.	1,500	25,620
NorthStar Realty Finance Corp.	15,203	64,005
Northwest Bancshares Inc.	9,758	114,559
Norwood Financial Corp.	555	14,985
NYMAGIC Inc.	1,317	27,960
OceanFirst Financial Corp.	3,100	35,216
Ocwen Financial Corp. (a)	14,463	160,395
Ohio Valley Banc Corp.	1,071	23,069
Old National Bancorp	21,995	262,840
Old Point Financial Corp.	400	5,904
Old Second Bancorp Inc.	2,704	17,819
Omega Healthcare Investors Inc.	21,709	423,108
OmniAmerican Bancorp Inc. (a)	3,105	35,801
Oppenheimer Holdings Inc. Class A	2,380	60,714
optionsXpress Holdings Inc. (a)	10,572	172,218
Oriental Financial Group Inc.	8,168	110,268
Oritani Financial Corp.	2,500	40,175
Orrstown Financial Services Inc.	1,900	48,203
Pacific Capital Bancorp (a)	11,963	21,653
Pacific Continental Corp.	4,600	48,300
PacWest Bancorp	6,791	154,971
Park National Corp.	2,970	185,061

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Parkway Properties Inc.	5,445	$102,257
Peapack-Gladstone Financial Corp.	2,100	32,991
Pebblebrook Hotel Trust (a)	4,774	100,397
Penns Woods Bancorp Inc.	1,057	35,462
Pennsylvania Real Estate Investment Trust	9,750	121,582
Pennymac Mortgage Investment Trust (a)	3,713	61,673
Penson Worldwide Inc. (a)	5,000	50,350
Peoples Bancorp Inc.	2,610	43,013
Peoples Financial Corp.	1,107	16,572
PHH Corp. (a)	13,769	324,535
Phoenix Companies Inc., The (a)	28,603	69,219
PICO Holdings Inc. (a)	5,707	212,243
Pinnacle Financial Partners Inc. (a)	8,414	127,136
Piper Jaffray Companies Inc. (a)	5,033	202,830
Platinum Underwriters Holdings Ltd.	12,971	480,965
PMA Capital Corp. (a)	8,263	50,735
PMI Group Inc., The (a)	18,096	98,080
Porter Bancorp Inc.	630	8,253
Portfolio Recovery Associates Inc. (a)	4,266	234,075
Post Properties Inc.	12,234	269,393
Potlatch Corp.	10,065	352,678
PremierWest Bancorp (a)	22,510	10,130
Presidential Life Corp.	5,157	51,415
Primus Guaranty Ltd. (a)	4,204	17,657
PrivateBancorp Inc.	13,104	179,525
ProAssurance Corp. (a)	8,399	491,677
Prosperity Bancshares Inc.	11,652	477,732
Provident Financial Services Inc.	15,018	178,714
Provident New York Bancorp	9,070	85,984
Prudential Bancorp Inc. of Pennsylvania	800	6,752
PS Business Parks Inc.	4,382	233,999
Pzena Investment Management Inc. Class A (a)	2,000	15,260
QC Holdings Inc.	700	3,619
Radian Group Inc.	20,800	325,312
RAIT Financial Trust (a)	15,664	31,015
Ramco-Gershenson Properties Trust	6,555	73,809
Redwood Trust Inc.	19,654	303,065
Renasant Corp.	5,416	87,631
Republic Bancorp Inc. (Kentucky)	2,319	43,690
Republic First Bancorp Inc. (a)	1,600	6,192
Resource America Inc. Class A	3,210	15,408
Resource Capital Corp.	8,100	54,756
Rewards Network Inc.	1,533	20,542
Riskmetrics Group Inc. (a)	5,692	128,696
RLI Corp.	4,738	270,161
Rockville Financial Inc.	1,957	23,856
Roma Financial Corp.	2,006	25,155
S&T Bancorp Inc.	5,862	122,516
Safeguard Scientifics Inc. (a)	5,216	67,808
Safety Insurance Group Inc.	3,364	126,722
Sanders Morris Harris Group Inc.	4,975	30,795
Sandy Spring Bancorp Inc.	5,994	89,910
Santander BanCorp (a)	1,115	13,681

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Saul Centers Inc.	1,648	$68,227
SCBT Financial Corp.	3,213	119,010
Seabright Insurance Holdings	5,500	60,555
Selective Insurance Group Inc.	13,311	220,963
Shore Bancshares Inc.	2,100	29,925
Sierra Bancorp	1,800	23,202
Signature Bank (a)	10,345	383,282
Simmons First National Corp.	4,216	116,235
Smithtown Bancorp Inc.	3,633	15,004
South Financial Group Inc., The	60,090	41,540
Southside Bancshares Inc.	3,299	71,159
Southwest Bancorp Inc.	3,755	31,054
Sovran Self Storage Inc.	6,944	242,068
Starwood Property Trust Inc.	11,827	228,261
State Auto Financial Corp.	3,558	63,866
State Bancorp Inc.	3,600	28,332
StellarOne Corp.	5,700	76,209
Sterling Bancorp NY	7,208	72,440
Sterling Bancshares Inc. TX	25,793	143,925
Sterling Financial Corp. WA (a)	13,436	7,659
Stewart Information Services Corp.	4,491	61,976
Stifel Financial Corp. (a)	7,582	407,533
Strategic Hotels & Resorts Inc. (a)	20,593	87,520
Suffolk Bancorp	2,423	74,410
Sun Bancorp Inc. (New Jersey) (a)	3,745	14,755
Sun Communities Inc.	4,268	107,554
Sunstone Hotel Investors Inc. (a)	24,795	276,960
Susquehanna Bancshares Inc.	31,493	308,946
SVB Financial Group (a)	10,360	483,398
SWS Group Inc.	6,997	80,675
SY Bancorp Inc.	2,867	65,224
Tanger Factory Outlet Centers Inc.	10,043	433,456
Tejon Ranch Co. (a)	2,783	84,937
Terreno Realty Corp. (a)	3,951	77,953
Territorial Bancorp Inc.	3,085	58,708
Texas Capital Bancshares Inc. (a)	9,080	172,429
Thomas Weisel Partners Group Inc. (a)	5,300	20,776
Tompkins Financial Corp.	2,346	85,582
Tower Bancorp Inc.	1,300	34,801
Tower Group Inc.	11,034	244,624
TowneBank	5,300	73,988
TradeStation Group Inc. (a)	8,502	59,599
Transcontinental Realty Investors Inc. (a)	200	2,504
Tree.com Inc. (a)	1,800	16,470
Trico Bancshares	3,592	71,481
Trustco Bank Corp. NY	19,277	118,939
Trustmark Corp.	15,701	383,575
U.S. Global Investors Inc. Class A	3,072	30,382
UMB Financial Corp.	8,035	326,221
UMH Properties Inc.	2,000	16,340
Umpqua Holdings Corp.	24,009	318,359
Union First Market Bankshares Corp.	4,363	65,881
United America Indemnity Ltd. Class A (a)	9,437	90,312
United Bankshares Inc.	9,605	251,843

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
United Community Banks Inc. (a)	20,729	$91,415
United Financial Bancorp Inc.	4,093	57,220
United Fire & Casualty Co.	5,692	102,399
United Security Bancshares Inc.	1,615	24,177
Universal Health Realty Income Trust	2,805	99,129
Universal Insurance Holdings Inc.	2,200	11,132
Univest Corp. of Pennsylvania	4,199	78,479
Urstadt Biddle Properties Inc.	5,104	80,694
U-Store-It Trust	20,110	144,792
ViewPoint Financial Group	2,700	43,767
Virtus Investment Partners Inc. (a)	1,430	29,801
Walter Investment Management Corp.	5,816	93,056
Washington Banking Co.	3,610	45,450
Washington Real Estate Investment Trust	14,790	451,834
Washington Trust Bancorp Inc.	3,556	66,284
Waterstone Financial Inc. (a)	1,388	5,025
Webster Financial Corp.	17,241	301,545
WesBanco Inc.	5,787	94,097
West Bancorporation	3,700	24,346
Westamerica Bancorporation	7,292	420,384
Western Alliance Bancorp (a)	11,700	66,573
Westfield Financial Inc.	7,760	71,314
Westwood Holdings Group Inc.	1,371	50,453
Wilber Corp.	1,300	8,515
Wilshire Bancorp Inc.	4,918	54,246
Winthrop Realty Trust	4,160	50,086
Wintrust Financial Corp.	7,408	275,652
World Acceptance Corp. (a)	4,181	150,850
WSFS Financial Corp.	1,935	75,465
Yadkin Valley Financial Corp.	4,000	17,200
Zenith National Insurance Corp.	9,409	360,553

		51,472,326

Health Care (14.12%)
Abaxis Inc. (a)	5,621	152,835
Abiomed Inc. (a)	7,901	81,617
Accelrys Inc. (a)	6,647	40,946
Accuray Inc. (a)	10,300	62,727
Acorda Therapeutics Inc. (a)	9,744	333,245
Acura Pharmaceuticals Inc. (a)	1,900	10,241
Adolor Corp. (a)	11,900	21,420
Affymax Inc. (a)	4,227	99,039
Affymetrix Inc. (a)	18,100	132,854
AGA Medical Holdings Inc. (a)	3,265	53,056
Air Methods Corp. (a)	2,800	95,200
Akorn Inc. (a)	16,076	24,596
Albany Molecular Research Inc. (a)	5,823	48,622
Align Technology Inc. (a)	14,439	279,250
Alkermes Inc. (a)	23,815	308,881
Alliance HealthCare Services Inc. (a)	6,742	37,890
Allied Healthcare International Inc. (a)	10,900	29,648
Allos Therapeutics Inc. (a)	17,600	130,768
Almost Family Inc. (a)	1,900	71,611
Alnylam Pharmaceuticals Inc. (a)	9,200	156,584

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Alphatec Holdings Inc. (a)	8,200	$52,234
AMAG Pharmaceuticals Inc. (a)	5,282	184,395
Amedisys Inc. (a)	6,888	380,355
America Service Group Inc.	2,200	35,398
American Caresource Holdings Inc. (a)	3,200	5,664
American Dental Partners Inc. (a)	3,800	49,590
American Medical Systems Holdings Inc. (a)	18,650	346,517
AMERIGROUP Corp. (a)	13,392	445,150
AMICAS Inc. (a)	8,500	51,170
Amicus Therapeutics Inc. (a)	3,758	11,988
AMN Healthcare Services Inc. (a)	8,188	72,054
Amsurg Corp. (a)	7,804	168,488
Analogic Corp.	3,006	128,446
Angiodynamics Inc. (a)	6,300	98,406
Ardea Biosciences Inc. (a)	3,522	64,312
Arena Pharmaceuticals Inc. (a)	23,758	73,650
Ariad Pharmaceuticals Inc. (a)	27,080	92,072
ArQule Inc. (a)	10,600	61,056
Array Biopharma Inc. (a)	12,378	33,916
ARYx Therapeutics Inc. (a)	5,700	4,959
Assisted Living Concepts Inc. Class A (a)	2,640	86,698
athenahealth Inc. (a)	8,530	311,857
Atrion Corp.	300	42,912
ATS Medical Inc. (a)	12,900	33,540
Auxilium Pharmaceuticals Inc. (a)	11,681	363,980
AVANIR Pharmaceuticals Inc. Class A (a)	16,300	37,816
AVI BioPharma Inc. (a)	23,764	28,279
BioCryst Pharmaceuticals Inc. (a)	6,780	44,545
Biodel Inc. (a)	4,212	17,985
BioDelivery Sciences International Inc. (a)	2,400	9,192
BioMimetic Therapeutics Inc. (a)	3,406	44,789
Bio-Reference Laboratories Inc. (a)	2,993	131,602
BioScrip Inc. (a)	9,754	77,837
BioSpecifics Technologies Corp. (a)	993	27,556
BMP Sunstone Corp. (a)	8,100	40,986
Bovie Medical Corp. (a)	4,600	28,750
Bruker Corp. (a)	12,513	183,315
Cadence Pharmaceuticals Inc. (a)	6,320	57,702
Cambrex Corp. (a)	7,481	30,298
Cantel Medical Corp.	3,200	63,520
Capital Senior Living Corp. (a)	5,500	28,930
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	12,423
Cardiac Science Corp. (a)	5,500	10,285
CardioNet Inc. (a)	6,100	46,665
Cardiovascular Systems Inc. (a)	2,100	11,151
Cardium Therapeutics Inc. (a)	9,500	4,185
Catalyst Health Solutions Inc. (a)	9,219	381,482
Celera Corp. (a)	20,997	149,079
Cell Therapeutics Inc. (a)	146,000	78,942
Celldex Therapeutics Inc. (a)	6,355	39,020
Centene Corp. (a)	11,609	279,080

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cepheid Inc. (a)	14,830	$259,228
Chelsea Therapeutics International Ltd. (a)	6,829	24,243
Chemed Corp.	5,698	309,857
Chindex International Inc. (a)	3,400	40,154
Clarient Inc. (a)	6,959	18,233
Clinical Data Inc. (a)	3,300	64,020
Computer Programs & Systems Inc.	2,484	97,075
Conceptus Inc. (a)	7,800	155,688
Conmed Corp. (a)	7,429	176,884
Continucare Corp. (a)	6,900	25,530
Cornerstone Therapeutics Inc. (a)	1,800	11,430
Corvel Corp. (a)	1,839	65,744
Cross Country Healthcare Inc. (a)	7,789	78,747
CryoLife Inc. (a)	6,832	44,203
Cubist Pharmaceuticals Inc. (a)	14,605	329,197
Cumberland Pharmaceuticals Inc. (a)	2,039	21,471
Curis Inc. (a)	19,987	61,360
Cutera Inc. (a)	3,400	35,258
Cyberonics Inc. (a)	6,976	133,660
Cynosure Inc. Class A (a)	2,500	28,100
Cypress Bioscience Inc. (a)	9,801	48,025
Cytokinetics Inc. (a)	11,800	37,760
Cytori Therapeutics Inc. (a)	7,300	33,288
Delcath Systems Inc. (a)	8,100	65,610
DepoMed Inc. (a)	13,800	48,990
Dexcom Inc. (a)	13,300	129,409
Dionex Corp. (a)	4,311	322,377
Discovery Laboratories Inc. (a)	31,200	16,224
Durect Corp. (a)	20,848	62,752
Dyax Corp. (a)	17,177	58,574
Eclipsys Corp. (a)	14,127	280,845
Electro-Optical Sciences Inc. (a)	5,933	44,023
Emergency Medical Services Corp. Class A (a)	7,288	412,136
Emergent Biosolutions Inc. (a)	4,200	70,602
Emeritus Corp. (a)	5,100	103,785
Endologix Inc. (a)	12,129	49,001
Ensign Group Inc., The	2,700	46,791
EnteroMedics Inc. (a)	3,600	1,836
Enzo Biochem Inc. (a)	8,261	49,731
Enzon Pharmaceuticals Inc. (a)	14,915	151,835
eResearch Technology Inc. (a)	11,137	76,957
ev3 Inc. (a)	18,822	298,517
Exactech Inc. (a)	2,200	46,134
Exelixis Inc. (a)	27,315	165,802
Facet Biotech Corp. (a)	6,220	167,878
Genomic Health Inc. (a)	3,600	63,324
Genoptix Inc. (a)	4,300	152,607
Gentiva Health Services Inc. (a)	7,126	201,523
Geron Corp. (a)	25,573	145,255
Greatbatch Inc. (a)	5,856	124,089
GTx Inc. (a)	4,872	16,272
Haemonetics Corp. (a)	6,502	371,589
Halozyme Therapeutics Inc. (a)	17,040	136,150
Hanger Orthopedic Group Inc. (a)	6,500	118,170
Hansen Medical Inc. (a)	6,515	14,919

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Harvard Bioscience Inc. (a)	6,900	$26,703
Health Grades Inc. (a)	5,550	35,298
Healthsouth Corp. (a)	23,376	437,131
Healthspring Inc. (a)	12,500	220,000
Healthways Inc. (a)	8,570	137,720
HeartWare International Inc. (a)	1,785	79,379
Hemispherx Biopharma Inc. (a)	30,875	22,848
Hi-Tech Pharmacal Co. Inc. (a)	2,300	50,922
HMS Holdings Corp. (a)	6,600	336,534
Human Genome Sciences Inc. (a)	46,030	1,390,106
ICU Medical Inc. (a)	2,732	94,117
Idenix Pharmaceuticals Inc. (a)	8,351	23,550
Idera Pharmaceuticals Inc. (a)	5,400	33,534
Immucor Inc. (a)	17,825	399,102
ImmunoGen Inc. (a)	14,200	114,878
Immunomedics Inc. (a)	16,385	54,398
Impax Laboratories Inc. (a)	15,500	277,140
Incyte Corp. (a)	21,975	306,771
Infinity Pharmaceuticals Inc. (a)	4,300	26,230
Insmed Inc. (a)	33,000	38,940
Inspire Pharmaceuticals Inc. (a)	15,523	96,864
Insulet Corp. (a)	8,765	132,264
Integra LifeSciences Holdings Corp. (a)	4,527	198,418
InterMune Inc. (a)	11,196	499,006
Invacare Corp.	7,004	185,886
inVentiv Health Inc. (a)	8,556	192,168
IPC The Hospitalist Co. (a)	4,100	143,951
IRIS International Inc. (a)	4,600	46,966
Ironwood Pharmaceuticals Inc. (a)	4,678	63,714
Isis Pharmaceuticals Inc. (a)	23,592	257,625
ISTA Pharmaceuticals Inc. (a)	8,041	32,727
Javelin Pharmaceuticals Inc. (a)	12,200	15,738
Kendle International Inc. (a)	3,800	66,424
Kensey Nash Corp. (a)	2,100	49,539
Kindred Healthcare Inc. (a)	9,985	180,229
KV Pharmaceutical Co. Class A (a)	10,080	17,741
Landauer Inc.	2,380	155,224
Lannett Company Inc. (a)	2,400	10,200
LCA-Vision Inc. (a)	4,600	38,272
Lexicon Pharmaceuticals Inc. (a)	40,800	60,384
LHC Group Inc. (a)	3,900	130,767
Ligand Pharmaceuticals Inc. Class B (a)	28,900	50,575
Luminex Corp. (a)	10,514	176,951
Magellan Health Services Inc. (a)	8,691	377,885
MAKO Surgical Corp. (a)	4,347	58,598
MannKind Corp. (a)	14,613	95,861
MAP Pharmaceuticals Inc. (a)	2,028	32,225
Martek Biosciences Corp. (a)	8,336	187,643
Masimo Corp.	12,825	340,504
Matrixx Initiatives Inc. (a)	2,800	14,196
Maxygen Inc. (a)	3,979	26,142
MedAssets Inc. (a)	9,908	208,068
Medcath Corp. (a)	3,756	39,325
Medical Action Industries Inc. (a)	3,650	44,786
Medicines Co., The (a)	13,710	107,486

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medicis Pharmaceutical Corp. Class A	14,863	$373,953
Medidata Solutions Inc. (a)	1,828	27,786
Medivation Inc. (a)	7,200	75,528
MedQuist Inc.	2,100	16,401
Merge Healthcare Inc. (a)	10,000	20,700
Meridian Bioscience Inc.	10,200	207,774
Merit Medical Systems Inc. (a)	7,197	109,754
Metabolix Inc. (a)	5,615	68,391
Metropolitan Health Networks Inc. (a)	9,700	31,331
Micromet Inc. (a)	16,911	136,641
Micrus Endovascular Corp. (a)	3,867	76,257
MiddleBrook Pharmaceuticals Inc. (a)	11,400	3,420
Molecular Insight Pharmaceuticals Inc. (a)	4,500	5,895
Molina Healthcare Inc. (a)	3,329	83,791
Momenta Pharmaceuticals Inc. (a)	9,811	146,871
MWI Veterinary Supply Inc. (a)	2,800	113,120
Myriad Pharmaceuticals Inc. (a)	5,762	26,044
Nabi Biopharmaceuticals (a)	13,211	72,264
Nanosphere Inc. (a)	3,800	18,202
National Healthcare Corp.	2,073	73,343
National Research Corp.	400	10,128
Natus Medical Inc. (a)	7,200	114,552
Nektar Therapeutics (a)	23,386	355,701
Neogen Corp. (a)	4,984	125,098
Neurocrine Biosciences Inc. (a)	10,038	25,597
NeurogesX Inc. (a)	2,600	24,440
Nighthawk Radiology Holdings Inc. (a)	5,100	16,218
NovaMed Inc. (a)	4,800	16,320
Novavax Inc. (a)	18,903	43,666
NPS Pharmaceuticals Inc. (a)	12,200	61,488
NuVasive Inc. (a)	9,698	438,350
NxStage Medical Inc. (a)	5,419	62,048
Obagi Medical Products Inc. (a)	4,400	53,592
Odyssey HealthCare Inc. (a)	8,364	151,472
Omnicell Inc. (a)	8,100	113,643
OncoGenex Pharmaceutical Inc. (a)	1,100	22,583
Onyx Pharmaceuticals Inc. (a)	15,658	474,124
Opko Health Inc. (a)	11,310	22,394
Optimer Pharmaceuticals Inc. (a)	8,600	105,608
OraSure Technologies Inc. (a)	10,575	62,710
Orexigen Therapeutics Inc. (a)	6,644	39,133
Orthofix International NV (a)	4,400	160,072
Orthovita Inc. (a)	17,000	72,420
Osiris Therapeutics Inc. (a)	4,300	31,820
Owens & Minor Inc.	10,552	489,507
OXiGENE Inc. (a)	7,600	9,348
Pain Therapeutics Inc. (a)	8,959	56,173
Palomar Medical Technologies Inc. (a)	4,424	48,045
Par Pharmaceutical Companies Inc. (a)	8,921	221,241
Parexel International Corp. (a)	14,734	343,450
PDL BioPharma Inc.	30,048	186,598
Pharmasset Inc. (a)	5,900	158,120
PharMerica Corp. (a)	7,618	138,800
Phase Forward Inc. (a)	9,707	126,870
Poniard Pharmaceuticals Inc. (a)	5,900	6,785

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Pozen Inc. (a)	6,699	$64,176
Progenics Pharmaceuticals Inc. (a)	6,869	36,612
Protalix BioTherapeutics Inc. (a)	8,699	57,065
Providence Service Corp. (a)	2,699	40,998
PSS World Medical Inc. (a)	14,984	352,274
Psychiatric Solutions Inc. (a)	14,243	424,441
Quality Systems Inc.	5,976	367,165
Questcor Pharmaceuticals Inc. (a)	14,700	120,981
Quidel Corp. (a)	6,600	95,964
Radnet Inc. (a)	8,000	25,440
Regeneron Pharmaceuticals Inc. (a)	15,996	423,734
RehabCare Group Inc. (a)	6,057	165,174
Repligen Corp. (a)	7,314	29,695
Repros Therapeutics Inc. (a)	2,300	1,552
Res-Care Inc. (a)	6,388	76,592
Rigel Pharmaceuticals Inc. (a)	12,566	100,151
Rochester Medical Corp. (a)	2,402	30,794
Rockwell Medical Technologies Inc. (a)	3,500	20,230
RTI Biologics Inc. (a)	13,700	59,321
Salix Pharmaceuticals Ltd. (a)	13,775	513,119
Sangamo BioSciences Inc. (a)	10,500	56,910
Santarus Inc. (a)	13,300	71,554
Savient Pharmaceuticals Inc. (a)	16,822	243,078
SciClone Pharmaceuticals Inc. (a)	8,700	30,711
Seattle Genetics Inc. (a)	21,070	251,576
Select Medical Holdings Corp. (a)	8,134	68,651
Sequenom Inc. (a)	15,700	99,067
SIGA Technologies Inc. (a)	8,400	55,692
Sirona Dental Systems Inc. (a)	4,300	163,529
Skilled Healthcare Group Inc. Class A (a)	5,000	30,850
Somanetics Corp. (a)	3,200	61,248
SonoSite Inc. (a)	3,669	117,812
Spectranetics Corp. (a)	8,400	58,044
Spectrum Pharmaceuticals Inc. (a)	11,328	52,222
StemCells Inc. (a)	26,500	30,740
Stereotaxis Inc. (a)	7,135	35,746
STERIS Corp.	14,831	499,211
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	9,282
Sun Healthcare Group Inc. (a)	11,200	106,848
Sunrise Senior Living Inc. (a)	12,164	62,280
SuperGen Inc. (a)	14,600	46,720
SurModics Inc. (a)	4,000	83,760
Symmetry Medical Inc. (a)	9,208	92,448
Synovis Life Technologies Inc. (a)	2,900	45,037
Synta Pharmaceuticals Corp. (a)	4,600	19,826
Team Health Holdings Inc. (a)	3,267	54,886
Theravance Inc. (a)	17,300	230,436
Thoratec Corp. (a)	14,245	476,495
TomoTherapy Inc. (a)	11,800	40,238
TranS1 Inc. (a)	3,200	10,400
Transcend Services Inc. (a)	1,700	27,625
Triple-S Management Corp. Class B (a)	5,300	94,128
U.S. Physical Therapy Inc. (a)	3,000	52,200
Universal American Financial Corp. (a)	6,956	107,262

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Utah Medical Products Inc.	878	$24,698
Vanda Pharmaceuticals Inc. (a)	6,800	78,472
Varian Inc. (a)	7,308	378,408
Vascular Solutions Inc. (a)	4,400	39,556
Vical Inc. (a)	10,663	35,828
ViroPharma Inc. (a)	19,700	268,511
Virtual Radiologic Corp. (a)	1,378	15,158
Vital Images Inc. (a)	3,690	59,667
VIVUS Inc. (a)	20,261	176,676
Volcano Corp. (a)	11,900	287,504
WellCare Health Plans Inc. (a)	10,677	317,961
West Pharmaceutical Services Inc.	8,314	348,772
Wright Medical Group Inc. (a)	9,745	173,169
Xenoport Inc. (a)	7,522	69,654
Young Innovations Inc.	1,300	36,608
Zoll Medical Corp. (a)	5,366	141,448
ZymoGenetics Inc. (a)	12,295	70,450

		36,877,876

Industrials (14.98%)
3D Systems Corp. (a)	4,280	58,422
Aaon Inc.	3,097	70,054
AAR Corp. (a)	9,503	235,864
ABM Industries Inc.	11,235	238,182
Acacia Research - Acacia Technologies (a)	8,200	88,806
ACCO Brands Corp. (a)	13,532	103,655
Aceto Corp.	5,964	36,023
Actuant Corp. Class A	17,045	333,230
Acuity Brands Inc.	10,913	460,638
Administaff Inc.	5,399	115,215
Advanced Battery Technologies Inc. (a)	13,608	53,071
Advisory Board Co., The (a)	3,978	125,307
Aerovironment Inc. (a)	3,404	88,878
Air Transport Services Group Inc. (a)	14,900	50,213
Aircastle Ltd.	11,900	112,693
Airtran Holdings Inc. (a)	33,983	172,634
Alamo Group Inc.	2,085	41,679
Alaska Air Group Inc. (a)	9,017	371,771
Albany International Corp. Class A	6,951	149,655
Allegiant Travel Co. (a)	3,910	226,233
Altra Holdings Inc. (a)	6,900	94,737
Amerco Inc. (a)	2,288	124,216
American Commercial Lines Inc. (a)	2,218	55,672
American Railcar Industries Inc.	2,109	25,645
American Reprographics Co. (a)	9,321	83,609
American Science & Engineering Inc.	2,281	170,893
American Superconductor Corp. (a)	10,996	317,784
American Woodmark Corp.	2,533	49,115
Ameron International Corp.	2,352	147,917
Ampco-Pittsburgh Corp.	2,200	54,604
AMREP Corp. (a)	500	7,265
AO Smith Corp.	5,429	285,403
APAC Customer Services Inc. (a)	6,500	37,375
Apogee Enterprises Inc.	7,136	112,820
Applied Industrial Technologies Inc.	10,249	254,688

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Applied Signal Technology Inc.	3,400	$66,572
Argan Inc. (a)	1,800	23,400
ARGON ST Inc. (a)	3,415	90,873
Arkansas Best Corp.	6,490	193,921
Ascent Solar Technologies Inc. (a)	4,200	16,170
Astec Industries Inc. (a)	4,614	133,621
Astronics Corp. (a)	2,400	23,544
ATC Technology Corp. (a)	5,068	86,967
Atlas Air Worldwide Holdings Inc. (a)	5,143	272,836
Avis Budget Group Inc. (a)	25,700	295,550
AZZ Inc.	3,100	104,935
Badger Meter Inc.	3,730	143,642
Baldor Electric Co.	11,772	440,273
Barnes Group Inc.	11,844	230,484
Barrett Business Services Inc.	1,800	24,408
Beacon Roofing Supply Inc. (a)	10,985	210,143
Belden Inc.	11,773	323,287
Blount International Inc. (a)	9,794	101,466
BlueLinx Holdings Inc. (a)	2,600	9,906
Bowne & Co. Inc.	9,521	106,254
Brady Corp.	12,113	376,957
Briggs & Stratton Corp.	11,880	231,660
Broadwind Energy Inc. (a)	8,000	35,760
Builders FirstSource Inc. (a)	8,605	27,106
CAI International Inc. (a)	2,300	28,336
Cascade Corp.	2,362	76,080
CBIZ Inc. (a)	11,236	73,821
CDI Corp.	2,986	43,775
Celadon Group Inc. (a)	5,700	79,458
Cenveo Inc. (a)	13,671	118,391
Ceradyne Inc. (a)	6,620	150,208
Chart Industries Inc. (a)	7,300	146,000
Chase Corp.	1,400	17,668
China BAK Battery Inc. (a)	10,200	24,582
China Fire & Security Group Inc. (a)	3,600	46,692
CIRCOR International Inc.	4,321	143,500
Clarcor Inc.	12,913	445,369
Clean Harbors Inc. (a)	5,468	303,802
Colfax Corp. (a)	6,144	72,315
Columbus McKinnon Corp. (a)	5,000	79,350
Comfort Systems USA Inc.	9,873	123,314
COMSYS IT Partners Inc. (a)	4,045	70,707
Consolidated Graphics Inc. (a)	2,501	103,566
Cornell Companies Inc. (a)	2,800	51,268
Corporate Executive Board Co., The	8,700	231,333
CoStar Group Inc. (a)	5,088	211,254
Courier Corp.	2,501	41,292
CRA International Inc. (a)	2,815	64,520
Cubic Corp.	3,965	142,740
Curtiss-Wright Corp.	11,478	399,434
Deluxe Corp.	13,100	254,402
Diamond Management & Technology Consultants Inc.	5,800	45,530
DigitalGlobe Inc. (a)	3,687	102,830
Dollar Thrifty Automotive Group Inc. (a)	7,012	225,296
Ducommun Inc.	2,528	53,113

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
DXP Enterprises Inc. (a)	2,100	$26,817
Dycom Industries Inc. (a)	9,933	87,112
Dynamex Inc. (a)	2,604	44,789
Dynamic Materials Corp.	3,254	50,827
DynCorp International Inc. Class A (a)	6,300	72,450
Eagle Bulk Shipping Inc. (a)	15,477	82,183
Eastern Co., The	1,701	23,032
EMCOR Group Inc. (a)	16,656	410,237
Encore Wire Corp.	4,695	97,656
Ener1 Inc. (a)	12,200	57,706
Energy Conversion Devices Inc. (a)	11,814	92,504
Energy Recovery Inc. (a)	8,400	52,920
EnergySolutions Inc.	19,400	124,742
EnerNOC Inc. (a)	3,530	104,770
EnerSys (a)	10,185	251,162
Ennis Inc.	6,632	107,903
EnPro Industries Inc. (a)	5,048	146,796
ESCO Technologies Inc.	6,710	213,445
Esterline Technologies Corp. (a)	7,489	370,181
Evergreen Solar Inc. (a)	48,270	54,545
Exponent Inc. (a)	3,429	97,795
Federal Signal Corp.	12,434	112,030
Flow International Corp. (a)	10,400	31,304
Force Protection Inc. (a)	17,900	107,758
Forward Air Corp.	7,408	194,830
Franklin Covey Co. (a)	3,100	24,614
Franklin Electric Co. Inc.	5,898	176,881
Freightcar America Inc.	3,160	76,346
Fuel Tech Inc. (a)	4,500	36,090
FuelCell Energy Inc. (a)	16,710	47,122
Furmanite Corp. (a)	9,400	48,786
Fushi Copperweld Inc. (a)	5,400	60,588
G&K Services Inc. Class A	4,380	113,354
Genco Shipping & Trading Ltd. (a)	6,594	139,199
GenCorp Inc. (a)	12,926	74,454
Generac Holdings Inc. (a)	4,690	65,707
Genesee & Wyoming Inc. (a)	9,450	322,434
Geo Group Inc., The (a)	12,680	251,318
GeoEye Inc. (a)	5,200	153,400
Gibraltar Industries Inc. (a)	6,882	86,782
Gorman-Rupp Co., The	3,587	91,253
GP Strategies Corp. (a)	3,800	31,768
GrafTech International Ltd. (a)	30,453	416,293
Graham Corp.	2,600	46,774
Granite Construction Inc.	8,653	261,494
Great Lakes Dredge & Dock Co.	10,100	53,025
Greenbrier Companies Inc. (a)	4,134	45,515
Griffon Corp. (a)	11,136	138,755
GT Solar International Inc. (a)	8,100	42,363
H&E Equipment Services Inc. (a)	7,000	75,460
Harbin Electric Inc. (a)	3,759	81,157
Hawaiian Holdings Inc. (a)	13,200	97,284
Healthcare Services Group Inc.	9,465	211,921
Heartland Express Inc.	12,876	212,454
Heico Corp.	5,878	302,717
Heidrick & Struggles International Inc.	4,312	120,865

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Heritage-Crystal Clean Inc. (a)	500	$5,650
Herley Industries Inc. (a)	3,295	48,305
Herman Miller Inc.	13,200	238,392
Hexcel Corp. (a)	24,432	352,798
Hill International Inc. (a)	5,992	34,933
HNI Corp.	11,347	302,171
Horizon Lines Inc.	7,700	41,888
Houston Wire & Cable Co.	4,500	52,110
Hub Group Inc. (a)	9,350	261,613
Hurco Companies Inc. (a)	1,600	26,928
Huron Consulting Group Inc. (a)	5,490	111,447
ICF International Inc. (a)	2,900	72,036
II-VI Inc. (a)	6,298	213,124
Innerworkings Inc. (a)	6,652	34,590
Insituform Technologies Inc. (a)	9,556	254,285
Insteel Industries Inc.	4,500	48,105
Integrated Electrical Services Inc. (a)	1,700	9,605
Interface Inc.	12,505	144,808
Interline Brands Inc. (a)	8,339	159,608
International Shipholding Corp.	1,333	39,177
Jetblue Airways Corp. (a)	64,335	358,989
John Bean Technologies Corp.	7,000	122,780
Kadant Inc. (a)	3,158	45,507
Kaman Corp.	6,546	163,715
Kaydon Corp.	8,385	315,276
Kelly Services Inc. Class A (a)	6,716	111,889
Kforce Inc. (a)	7,426	112,949
Kimball International Inc. Class B	7,983	55,482
Knight Transportation Inc.	14,396	303,612
Knoll Inc.	12,044	135,495
Korn/Ferry International (a)	11,433	201,792
K-Tron International Inc. (a)	660	98,980
L.B. Foster Co. (a)	2,536	73,265
LaBarge Inc. (a)	3,100	34,255
Ladish Co. Inc. (a)	4,100	82,656
Lawson Products Inc.	911	14,093
Layne Christensen Co. (a)	4,986	133,176
Lindsay Corp.	3,098	128,288
LMI Aerospace Inc. (a)	2,200	40,876
LSI Industries Inc.	4,647	31,693
M & F Worldwide Corp. (a)	2,764	84,578
Marten Transport Ltd. (a)	3,865	76,179
MasTec Inc. (a)	13,381	168,734
McGrath Rentcorp	6,040	146,349
Metalico Inc. (a)	8,499	50,909
Met-Pro Corp.	3,800	37,202
Michael Baker Corp. (a)	2,000	68,960
Microvision Inc. (a)	22,022	62,102
Middleby Corp. (a)	4,193	241,475
Miller Industries Inc.	2,400	29,832
Mine Safety Appliances Co.	6,818	190,631
Mistras Group Inc. (a)	2,362	23,596
Mobile Mini Inc. (a)	9,094	140,866
Moog Inc. Class A (a)	11,440	405,205
Mueller Industries Inc.	9,111	244,084
Mueller Water Products Inc.	38,803	185,478

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Multi-Color Corp.	2,473	$29,627
MYR Group Inc. (a)	4,400	71,764
NACCO Industries Inc. Class A	1,348	99,954
Navigant Consulting Inc. (a)	12,148	147,355
NCI Building Systems Inc. (a)	4,554	50,276
Nordson Corp.	8,521	578,746
North American Galvanizing & Coating Inc. (a)	3,200	17,792
Northwest Pipe Co. (a)	2,400	52,440
Odyssey Marine Exploration Inc. (a)	14,800	19,388
Old Dominion Freight Line Inc. (a)	7,075	236,234
Omega Flex Inc.	600	6,300
On Assignment Inc. (a)	9,300	66,309
Orbital Sciences Corp. (a)	14,229	270,493
Orion Energy Systems Inc. (a)	4,200	20,580
Orion Marine Group Inc. (a)	6,764	122,090
Otter Tail Corp.	8,691	190,854
Pacer International Inc. (a)	8,370	50,387
Patriot Transportation Holding Inc. (a)	300	25,344
Perma-Fix Environmental Services (a)	14,600	32,704
Pike Electric Corp. (a)	4,100	38,212
PMFG Inc. (a)	3,300	43,659
Polypore International Inc. (a)	5,800	101,268
Portec Rail Products Inc.	1,500	17,430
Powell Industries Inc. (a)	1,955	63,596
PowerSecure International Inc. (a)	4,100	32,308
Preformed Line Products Co.	500	19,075
Primoris Services Corp.	1,964	15,201
Quanex Building Products Corp.	9,641	159,366
RailAmerica Inc. (a)	5,097	60,145
Raven Industries Inc.	4,092	120,673
RBC Bearings Inc. (a)	5,600	178,472
Regal-Beloit Corp.	8,911	529,403
Republic Airways Holdings Inc. (a)	8,832	52,285
Resources Connection Inc. (a)	11,264	215,931
Robbins & Myers Inc.	6,648	158,355
Rollins Inc.	10,751	233,082
RSC Holdings Inc. (a)	12,500	99,500
Rush Enterprises Inc. Class A (a)	8,168	107,899
Saia Inc. (a)	3,435	47,678
SatCon Technology Corp. (a)	17,287	42,007
Sauer-Danfoss Inc. (a)	2,839	37,702
Schawk Inc.	3,882	70,381
School Specialty Inc. (a)	4,764	108,190
Seaboard Corp.	84	109,124
SFN Group Inc. (a)	13,293	106,477
Simpson Manufacturing Co. Inc.	9,157	254,198
SkyWest Inc.	13,721	195,936
SmartHeat Inc. (a)	2,172	23,327
Standard Parking Corp. (a)	1,900	31,198
Standard Register Co., The	4,996	26,729
Standex International Corp.	3,127	80,583
Stanley Inc. (a)	2,930	82,890
Steelcase Inc.	18,200	117,754
Sterling Construction Company Inc. (a)	3,400	53,448
Sun Hydraulics Corp.	3,200	83,136

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Sykes Enterprises Inc. (a)	9,035	$206,359
TAL International Group Inc.	3,800	75,924
Taser International Inc. (a)	15,892	93,127
Team Inc. (a)	4,800	79,632
Tecumseh Products Co. Class A (a)	4,403	54,025
Teledyne Technologies Inc. (a)	9,113	376,094
Tennant Co.	4,771	130,678
Tetra Tech Inc. (a)	15,321	352,996
Textainer Group Holdings Ltd.	2,200	47,410
Titan International Inc.	9,047	78,980
Titan Machinery Inc. (a)	3,300	45,177
Todd Shipyards Corp.	1,400	23,002
Towers Watson & Co. Class A	10,812	513,570
Tredegar Corp.	7,499	128,083
Trex Co. Inc. (a)	3,934	83,755
TriMas Corp. (a)	3,700	24,013
Triumph Group Inc.	4,082	286,107
TrueBlue Inc. (a)	11,110	172,205
Tutor Perini Corp. (a)	6,473	140,788
Twin Disc Inc.	2,052	25,075
UAL Corp. (a)	42,192	824,854
Ultralife Corp. (a)	3,100	12,431
Ultrapetrol Bahamas Ltd. (a)	5,800	31,842
United Capital Corp. (a)	400	9,488
United Rentals Inc. (a)	15,400	144,452
United Stationers Inc. (a)	5,854	344,508
Universal Forest Products Inc.	4,910	189,133
Universal Truckload Services Inc. (a)	1,400	24,612
US Airways Group Inc. (a)	40,631	298,638
US Ecology Inc.	4,558	73,384
USA Truck Inc. (a)	2,155	34,825
Valence Technology Inc. (a)	12,400	10,540
Viad Corp.	5,162	106,079
Vicor Corp. (a)	4,808	66,398
Volt Information Sciences Inc. (a)	2,941	30,028
VSE Corp.	1,100	45,276
Waste Services Inc. (a)	4,557	45,069
Watsco Inc.	6,768	384,964
Watts Water Technologies Inc.	7,351	228,322
Werner Enterprises Inc.	10,826	250,838
Willis Lease Finance Corp. (a)	1,100	17,358
Woodward Governor Co.	14,910	476,822
YRC Worldwide Inc. (a)	262,490	142,742

		39,122,693

Information Technology (17.72%)
3Com Corp (a)	98,232	755,404
3PAR Inc. (a)	6,972	69,720
ACI Worldwide Inc. (a)	8,316	171,393
Acme Packet Inc. (a)	9,900	190,872
Actel Corp. (a)	6,737	93,307
ActivIdentity Corp. (a)	12,600	35,784
Actuate Corp. (a)	11,400	63,726
Acxiom Corp. (a)	16,961	304,280
Adaptec Inc. (a)	30,824	100,794

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ADC Telecommunications Inc. (a)	24,343	$177,947
Adtran Inc.	13,932	367,108
Advanced Analogic Technologies Inc. (a)	11,000	38,390
Advanced Energy Industries Inc. (a)	8,433	139,650
Advent Software Inc. (a)	3,905	174,749
Agilysys Inc.	3,514	39,251
Airvana Inc. (a)	6,211	47,576
American Software Inc. Class A	5,400	31,374
Amkor Technology Inc. (a)	27,964	197,705
ANADIGICS Inc. (a)	16,000	77,760
Anaren Inc. (a)	3,746	53,343
Ancestry.com Inc. (a)	1,782	30,205
Anixter International Inc. (a)	7,535	353,015
Applied Micro Circuits Corp. (a)	16,762	144,656
Archipelago Learning Inc. (a)	1,685	24,567
ArcSight Inc. (a)	4,428	124,648
Ariba Inc. (a)	22,031	283,098
Arris Group Inc. (a)	31,406	377,186
Art Technology Group Inc. (a)	39,296	173,295
Aruba Networks Inc. (a)	15,100	206,266
AsiaInfo Holdings Inc. (a)	7,800	206,544
Atheros Communications (a)	16,930	655,360
ATMI Inc. (a)	7,988	154,248
Aviat Networks Inc. (a)	15,150	100,444
Avid Technology Inc. (a)	7,200	99,216
Bel Fuse Inc.	2,483	50,032
Benchmark Electronics Inc. (a)	16,476	341,712
BigBand Networks Inc. (a)	9,044	31,925
Black Box Corp.	4,455	137,036
Blackbaud Inc.	11,211	282,405
Blackboard Inc. (a)	8,491	353,735
Blue Coat Systems Inc. (a)	10,420	323,437
Bottomline Technologies Inc. (a)	6,431	108,234
Brightpoint Inc. (a)	10,261	77,265
Brooks Automation Inc. (a)	16,449	145,080
Cabot Microelectronics Corp. (a)	5,961	225,505
CACI International Inc. (a)	7,592	370,869
Callidus Software Inc. (a)	7,473	27,127
Cass Information Systems Inc.	2,055	64,013
Cavium Networks Inc. (a)	9,261	230,228
CEVA Inc. (a)	4,900	57,134
Checkpoint Systems Inc. (a)	9,715	214,896
China Information Security Technology Inc. (a)	6,000	30,300
China Security & Surveillance Technology Inc. (a)	10,500	80,745
China TransInfo Technology Corp. (a)	2,033	13,702
Chordiant Software Inc. (a)	7,760	39,343
Ciber Inc. (a)	17,243	64,489
Cirrus Logic Inc. (a)	16,697	140,088
Cogent Inc. (a)	10,585	107,967
Cognex Corp.	10,161	187,877
Cogo Group Inc. (a)	5,724	40,011
Coherent Inc. (a)	5,500	175,780
Cohu Inc.	6,008	82,730
Communications Systems Inc.	1,400	18,102

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Commvault Systems Inc. (a)	10,288	$219,649
Compellent Technologies Inc. (a)	4,331	76,009
Computer Task Group Inc. (a)	3,600	26,100
comScore Inc. (a)	5,528	92,262
Comtech Telecommunications Corp. (a)	6,897	220,635
Comverge Inc. (a)	5,728	64,784
Concur Technologies Inc. (a)	10,049	412,109
Constant Contact Inc. (a)	6,100	141,642
CPI International Inc. (a)	1,700	22,542
Cray Inc. (a)	8,422	50,111
CSG Systems International Inc. (a)	8,965	187,906
CTS Corp.	8,641	81,398
CyberSource Corp. (a)	17,163	302,755
Cymer Inc. (a)	7,376	275,125
Daktronics Inc.	8,552	65,166
DDi Corp. (a)	3,300	18,711
DealerTrack Holdings Inc. (a)	9,641	164,668
Deltek Inc. (a)	4,405	33,654
DemandTec Inc. (a)	5,100	35,445
DG FastChannel Inc. (a)	5,230	167,098
Dice Holdings Inc. (a)	4,018	30,537
Digi International Inc. (a)	6,080	64,691
Digital River Inc. (a)	9,678	293,243
Diodes Inc. (a)	8,346	186,950
DivX Inc. (a)	8,000	57,280
Double-Take Software Inc. (a)	4,400	39,204
DSP Group Inc. (a)	5,824	48,514
DTS Inc. (a)	4,484	152,635
Dynamics Research Corp. (a)	2,359	26,586
EarthLink Inc.	26,540	226,652
Ebix Inc. (a)	5,700	91,029
Echelon Corp. (a)	8,344	74,846
Electro Rent Corp.	4,506	59,164
Electro Scientific Industries Inc. (a)	7,038	90,157
Electronics for Imaging Inc. (a)	10,508	122,208
eLoyalty Corp. (a)	1,500	8,445
EMCORE Corp. (a)	20,500	24,805
EMS Technologies Inc. (a)	3,839	63,727
Emulex Corp. (a)	20,880	277,286
Entegris Inc. (a)	32,813	165,378
Entropic Communications Inc. (a)	14,200	72,136
Epicor Software Corp. (a)	12,114	115,810
EPIQ Systems Inc. (a)	8,190	101,802
ePlus Inc. (a)	1,118	19,621
Euronet Worldwide Inc. (a)	12,297	226,634
Exar Corp. (a)	8,967	63,217
Exlservice Holdings Inc. (a)	3,664	61,116
Extreme Networks Inc. (a)	22,764	69,885
Fair Isaac Corp.	12,343	312,772
FalconStor Software Inc. (a)	8,816	30,680
FARO Technologies Inc. (a)	4,249	109,412
FEI Co. (a)	9,186	210,451
Formfactor Inc. (a)	12,443	220,988
Forrester Research Inc. (a)	3,952	118,837
Fortinet Inc. (a)	2,909	51,140

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Gartner Inc. (a)	16,913	$376,145
Global Cash Access Holdings Inc. (a)	9,337	76,283
Globecomm Systems Inc. (a)	5,200	39,988
GSE Systems Inc. (a)	3,900	21,099
GSI Commerce Inc. (a)	7,494	207,359
GSI Technology Inc. (a)	4,300	20,038
Hackett Group Inc., The (a)	10,694	29,729
Harmonic Inc. (a)	24,110	152,134
Heartland Payment Systems Inc.	9,600	178,560
Hittite Microwave Corp. (a)	5,300	233,041
Hughes Communications Inc. (a)	2,300	64,055
ICx Technologies Inc. (a)	2,700	18,819
iGate Corp.	5,826	56,687
Imation Corp. (a)	7,659	84,326
Imergent Inc.	1,800	12,114
Immersion Corp. (a)	7,200	36,000
Infinera Corp. (a)	21,021	179,099
infoGROUP Inc. (a)	8,625	67,275
Informatica Corp. (a)	22,032	591,780
Information Services Group Inc. (a)	5,700	19,437
InfoSpace Inc. (a)	8,720	96,356
Innodata Isogen Inc. (a)	5,900	23,895
Insight Enterprises Inc. (a)	11,548	165,829
Integral Systems Inc. (a)	4,406	42,430
Interactive Intelligence Inc. (a)	3,111	58,145
InterDigital Inc. (a)	10,992	306,237
Intermec Inc. (a)	15,604	221,265
Internap Network Services Corp. (a)	12,990	72,744
Internet Brands Inc. (a)	6,900	63,618
Internet Capital Group Inc. (a)	9,421	79,607
Intevac Inc. (a)	5,632	77,834
iPass Inc. (a)	12,200	14,030
IPG Photonics Corp. (a)	5,826	86,225
Isilon Systems Inc. (a)	6,341	54,596
Ixia (a)	7,699	71,370
IXYS Corp. (a)	6,314	53,922
j2 Global Communications Inc. (a)	11,290	264,186
Jack Henry & Associates Inc.	20,814	500,785
JDA Software Group Inc. (a)	8,182	227,623
Kenexa Corp. (a)	5,800	79,750
Keynote Systems Inc.	2,890	32,917
Knot Inc., The (a)	7,700	60,214
Kopin Corp. (a)	17,100	63,270
Kulicke & Soffa Industries Inc. (a)	17,182	124,570
KVH Industries Inc. (a)	3,400	44,846
L-1 Identity Solutions Inc. (a)	19,247	171,876
Lattice Semiconductor Corp. (a)	29,593	108,606
Lawson Software Inc. (a)	34,480	227,913
Limelight Networks Inc. (a)	8,779	32,131
Lionbridge Technologies Inc. (a)	14,200	51,546
Liquidity Services Inc. (a)	3,900	45,006
Littelfuse Inc. (a)	5,537	210,461
LivePerson Inc. (a)	10,600	81,302
LogMeIn Inc. (a)	1,870	38,690
LoopNet Inc. (a)	5,100	57,324
Loral Space & Communications Inc. (a)	2,800	98,336

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Manhattan Associates Inc. (a)	5,805	$147,911
ManTech International Corp. (a)	5,555	271,251
Marchex Inc. Class B	4,466	22,821
MAXIMUS Inc.	4,499	274,124
Maxwell Technologies Inc. (a)	5,700	70,623
Measurement Specialties Inc. (a)	3,700	54,427
MEMSIC Inc. (a)	3,600	11,484
Mentor Graphics Corp. (a)	26,156	209,771
Mercadolibre Inc. (a)	6,600	318,186
Mercury Computer Systems Inc. (a)	5,578	76,530
Methode Electronics Inc.	9,667	95,703
Micrel Inc.	11,595	123,603
Microsemi Corp. (a)	20,461	354,794
MicroStrategy Inc. (a)	2,325	197,788
Microtune Inc. (a)	13,377	36,519
MIPS Technologies Inc. (a)	12,120	54,055
MKS Instruments Inc. (a)	12,578	246,403
ModusLink Global Solutions Inc. (a)	11,795	99,432
MoneyGram International Inc. (a)	20,500	78,105
Monolithic Power Systems Inc. (a)	8,503	189,617
Monotype Imaging Holdings Inc. (a)	5,400	52,542
Move Inc. (a)	39,408	82,363
MTS Systems Corp.	4,270	123,958
Multi-Fineline Electronix Inc. (a)	2,534	65,276
NCI Inc. (a)	1,700	51,391
Ness Technologies Inc. (a)	9,905	62,501
Net 1 UEPS Technologies Inc. (a)	7,835	144,086
Netezza Corp. (a)	12,095	154,695
Netgear Inc. (a)	8,448	220,493
Netlogic Microsystems Inc. (a)	11,838	348,392
NetScout Systems Inc. (a)	6,300	93,177
NetSuite Inc. (a)	4,200	61,068
Network Equipment Technologies Inc. (a)	7,100	39,121
Newport Corp. (a)	9,418	117,725
NIC Inc.	12,806	100,783
Novatel Wireless Inc. (a)	7,780	52,359
NVE Corp. (a)	1,200	54,360
Omnivision Technologies Inc. (a)	12,545	215,523
Online Resources Corp. (a)	6,818	27,477
OpenTable Inc. (a)	700	26,691
Openwave Systems Inc. (a)	21,400	49,220
Oplink Communications Inc. (a)	5,145	95,388
OPNET Technologies Inc.	3,200	51,584
OpNext Inc. (a)	6,272	14,802
OSI Systems Inc. (a)	3,665	102,803
Palm Inc. (a)	41,726	156,890
PAR Technology Corp. (a)	1,900	11,495
Parametric Technology Corp. (a)	29,244	527,854
Park Electrochemical Corp.	5,188	149,103
ParkerVision Inc. (a)	8,100	13,770
PC Connection Inc. (a)	2,020	12,524
PC Mall Inc. (a)	2,900	14,674
PC-Tel Inc. (a)	4,458	27,550
Pegasystems Inc.	3,740	138,380
Perficient Inc. (a)	6,200	69,874

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Pericom Semiconductor Corp. (a)	6,609	$70,782
Pervasive Software Inc. (a)	3,600	18,216
Phoenix Technologies Ltd. (a)	9,363	30,149
Photronics Inc. (a)	13,272	67,554
Plantronics Inc.	12,396	387,747
Plexus Corp. (a)	9,940	358,138
PLX Technology Inc. (a)	9,111	48,015
Polycom Inc. (a)	20,809	636,339
Power Integrations Inc.	6,089	250,867
Power-One Inc. (a)	19,808	83,590
Powerwave Technologies Inc. (a)	33,836	42,295
Progress Software Corp. (a)	9,735	305,971
PROS Holdings Inc. (a)	5,100	50,388
QAD Inc. (a)	3,647	19,147
Quantum Corp. (a)	52,395	137,799
Quest Software Inc. (a)	15,473	275,265
QuinStreet Inc. (a)	2,698	45,893
Rackspace Hosting Inc. (a)	16,735	313,447
Radiant Systems Inc. (a)	6,914	98,663
Radisys Corp. (a)	5,229	46,852
RAE Systems Inc. (a)	9,600	7,824
RealNetworks Inc. (a)	21,479	103,744
Renaissance Learning Inc.	1,792	29,084
RF Micro Devices Inc. (a)	67,298	335,144
RightNow Technologies Inc. (a)	5,594	99,909
Rimage Corp. (a)	2,297	33,215
Riverbed Technology Inc. (a)	13,600	386,240
Rofin-Sinar Technologies Inc. (a)	7,434	168,157
Rogers Corp. (a)	3,965	115,025
Rosetta Stone Inc. (a)	1,589	37,786
Rubicon Technology Inc. (a)	3,200	64,640
Rudolph Technologies Inc. (a)	7,917	67,849
S1 Corp. (a)	13,272	78,305
Saba Software Inc. (a)	6,000	29,700
Sapient Corp.	21,608	197,497
SAVVIS Inc. (a)	9,300	153,450
ScanSource Inc. (a)	6,678	192,193
SeaChange International Inc. (a)	8,200	58,876
Semtech Corp. (a)	15,022	261,833
ShoreTel Inc. (a)	11,239	74,290
Sigma Designs Inc. (a)	7,596	89,101
Silicon Graphics International Corp. (a)	7,700	82,313
Silicon Image Inc. (a)	19,173	57,902
Silicon Storage Technology Inc. (a)	20,384	61,967
Skyworks Solutions Inc. (a)	42,416	661,690
Smart Modular Technologies (WWH) Inc. (a)	8,925	68,812
Smith Micro Software Inc. (a)	7,300	64,532
SolarWinds Inc. (a)	3,000	64,980
Solera Holdings Inc.	17,597	680,124
SonicWALL Inc. (a)	13,595	118,141
Sonus Networks Inc. (a)	52,506	137,041
Sourcefire Inc. (a)	5,700	130,815
Spectrum Control Inc. (a)	3,100	36,239
SRA International Inc. (a)	10,452	217,297
SRS Labs Inc. (a)	2,700	26,838

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Stamps.com Inc. (a)	3,028	$30,583
Standard Microsystems Corp. (a)	5,632	131,113
StarTek Inc. (a)	3,300	22,935
STEC Inc. (a)	6,300	75,474
Stratasys Inc. (a)	5,214	127,117
SuccessFactors Inc. (a)	11,673	222,254
Super Micro Computer Inc. (a)	5,907	102,073
Supertex Inc. (a)	2,780	71,140
Support.com Inc. (a)	11,300	36,951
Switch and Data Facilities Co. (a)	5,174	91,890
Sycamore Networks Inc.	4,927	99,082
Symmetricom Inc. (a)	11,346	66,147
Symyx Technologies Inc. (a)	8,303	37,280
Synaptics Inc. (a)	8,524	235,348
Synchronoss Technologies Inc. (a)	4,800	92,976
SYNNEX Corp. (a)	4,905	144,992
Syntel Inc.	3,258	125,335
Take-Two Interactive Software Inc. (a)	20,600	202,910
Taleo Corp. (a)	9,733	252,182
Technitrol Inc.	10,480	55,334
TechTarget (a)	2,726	14,257
Techwell Inc. (a)	3,754	70,200
Tekelec (a)	16,819	305,433
TeleCommunication Systems Inc. Class A (a)	9,800	71,834
TeleTech Holdings Inc. (a)	8,305	141,849
Terremark Worldwide Inc. (a)	14,593	102,297
Tessera Technologies Inc. (a)	12,272	248,876
THQ Inc. (a)	17,309	121,336
TIBCO Software Inc. (a)	41,402	446,728
Tier Technologies Inc. Class B (a)	4,300	34,228
TiVo Inc. (a)	27,340	468,061
TNS Inc. (a)	6,315	140,824
Travelzoo Inc. (a)	1,300	19,513
Trident Microsystems Inc. (a)	16,084	27,986
TriQuint Semiconductor Inc. (a)	37,241	260,687
TTM Technologies Inc. (a)	11,060	98,213
Tyler Technologies Inc. (a)	7,990	149,892
Ultimate Software Group Inc. (a)	6,233	205,377
Ultratech Inc. (a)	6,079	82,674
Unica Corp. (a)	3,400	30,226
Unisys Corp. (a)	10,679	372,590
United Online Inc.	21,456	160,491
Universal Display Corp. (a)	7,433	87,486
UTStarcom Inc. (a)	28,543	79,635
ValueClick Inc. (a)	21,964	222,715
VASCO Data Security International Inc. (a)	6,902	56,942
Veeco Instruments Inc. (a)	9,602	417,687
VeriFone Holdings Inc. (a)	17,900	361,759
ViaSat Inc. (a)	7,643	264,524
Virage Logic Corp. (a)	3,800	29,868
Virtusa Corp. (a)	3,400	35,054
Vocus Inc. (a)	4,300	73,315
Volterra Semiconductor Corp. (a)	5,821	146,107
Web.com Group Inc. (a)	6,800	37,060

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Websense Inc. (a)	10,802	$245,962
White Electronic Designs Corp. (a)	5,400	37,800
Wright Express Corp. (a)	9,698	292,104
X-Rite Inc. (a)	6,000	18,180
Zix Corp. (a)	17,300	39,963
Zoran Corp. (a)	13,294	143,043
Zygo Corp. (a)	3,800	35,074

		46,267,353

Materials (4.58%)
A. Schulman Inc.	6,018	147,260
AEP Industries Inc. (a)	1,400	36,428
Allied Nevada Gold Corp. (a)	13,808	228,799
AM Castle & Co. (a)	4,189	54,834
AMCOL International Corp.	6,044	164,397
American Vanguard Corp.	5,013	40,856
Arch Chemicals Inc.	6,382	219,477
Balchem Corp.	6,888	169,789
Boise Inc. (a)	7,096	43,498
Brush Engineered Materials Inc. (a)	5,152	116,281
Buckeye Technologies Inc. (a)	9,680	126,614
Bway Holding Co. (a)	1,900	38,190
Calgon Carbon Corp. (a)	14,052	240,570
Century Aluminum Co. (a)	14,100	194,016
China Green Agriculture Inc. (a)	2,491	34,874
China Precision Steel Inc. (a)	8,500	17,850
Clearwater Paper Corp. (a)	2,938	144,697
Coeur d’Alene Mines Corp. (a)	20,488	306,910
Deltic Timber Corp.	2,730	120,256
Domtar Corp. (a)	10,541	678,946
Ferro Corp. (a)	21,217	186,497
General Moly Inc. (a)	16,300	54,116
General Steel Holdings Inc. (a)	4,200	17,262
Glatfelter	11,596	168,026
Graham Packaging Co Inc. (a)	4,063	50,991
Graphic Packaging Holding Co. (a)	28,660	103,463
Hawkins Inc.	2,165	52,393
Haynes International Inc.	3,100	110,143
HB Fuller Co.	11,954	277,452
Headwaters Inc. (a)	14,620	67,106
Hecla Mining Co. (a)	59,753	326,849
Horsehead Holding Corp. (a)	10,929	129,399
ICO Inc.	7,300	58,984
Innophos Holdings Inc.	4,400	122,760
Innospec Inc. (a)	5,939	67,467
Kaiser Aluminum Corp.	3,900	150,423
Kapstone Paper and Packaging Corp. (a)	7,673	91,079
Koppers Holdings Inc.	5,119	144,970
Kraton Performance Polymers Inc. (a)	2,614	46,686
Landec Corp. (a)	6,700	44,421
Louisiana-Pacific Corp. (a)	31,710	286,976
LSB Industries Inc. (a)	4,400	67,056
Minerals Technologies Inc.	4,609	238,931
Myers Industries Inc.	8,045	84,312
Neenah Paper Inc.	3,553	56,280

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
NewMarket Corp.	2,533	$260,874
NL Industries Inc.	1,843	15,813
Olin Corp.	19,810	388,672
Olympic Steel Inc.	2,300	75,095
OM Group Inc. (a)	7,691	260,571
Omnova Solutions Inc. (a)	10,758	84,450
Paramount Gold and Silver Corp. (a)	16,300	22,657
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
PolyOne Corp. (a)	23,048	236,012
Quaker Chemical Corp.	2,800	75,908
Rock-Tenn Co. Class A	9,722	443,032
Rockwood Holdings Inc. (a)	12,425	330,754
RTI International Metals Inc. (a)	7,574	229,719
Schweitzer-Mauduit International Inc.	4,431	210,738
Sensient Technologies Corp.	12,353	358,978
ShengdaTech Inc. (a)	6,932	51,921
Silgan Holdings Inc.	6,640	399,927
Solutia Inc. (a)	30,190	486,361
Spartech Corp. (a)	7,804	91,307
Stepan Co.	1,851	103,452
Stillwater Mining Co. (a)	10,399	134,979
STR Holdings Inc. (a)	2,785	65,448
Sutor Technology Group Ltd. (a)	1,900	5,510
Texas Industries Inc.	5,927	202,526
U.S. Concrete Inc. (a)	9,500	3,610
United States Lime & Minerals Inc. (a)	400	15,468
Universal Stainless & Alloy Products Inc. (a)	1,624	38,960
US Gold Corp. (a)	20,500	55,350
Wausau Paper Corp. (a)	11,126	95,016
Westlake Chemical Corp.	5,000	128,950
Worthington Industries Inc.	15,196	262,739
WR Grace & Co. (a)	18,287	507,647
Zep Inc.	5,331	116,642
Zoltek Companies Inc. (a)	7,105	68,492

		11,956,162

Telecommunication Services (0.88%)
AboveNet Inc. (a)	3,294	167,105
Alaska Communications Systems
Group Inc.	11,279	91,585
Atlantic Tele-Network Inc.	2,249	101,048
Cbeyond Inc. (a)	5,900	80,712
Cincinnati Bell Inc. (a)	50,085	170,790
Cogent Communications Group Inc. (a)	11,400	118,674
Consolidated Communications Holdings Inc.	6,008	113,912
General Communication Inc. Class A (a)	10,782	62,212
Global Crossing Ltd. (a)	7,300	110,595
HickoryTech Corp.	3,100	27,373
inContact Inc. (a)	6,500	18,525
Iowa Telecommunications Services Inc.	8,397	140,230
Neutral Tandem Inc. (a)	8,000	127,840

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
NTELOS Holdings Corp.	7,700	$136,983
PAETEC Holding Corp. (a)	31,326	146,606
Premiere Global Services Inc. (a)	15,540	128,360
Shenandoah Telecommunications Co.	6,038	113,514
SureWest Communications (a)	3,500	30,065
Syniverse Holdings Inc. (a)	17,269	336,227
USA Mobility Inc. (a)	5,566	70,521

		2,292,877

Utilities (2.97%)
Allete Inc.	7,451	249,459
American States Water Co.	4,678	162,327
Artesian Resources Corp. Class A	1,686	29,775
Avista Corp.	13,606	281,780
Black Hills Corp.	9,889	300,131
Cadiz Inc. (a)	3,002	38,336
California Water Service Group	5,004	188,200
Central Vermont Public Service Corp.	2,927	59,038
CH Energy Group Inc.	4,026	164,422
Chesapeake Utilities Corp.	2,308	68,778
Cleco Corp.	15,280	405,684
Connecticut Water Service Inc.	2,224	51,752
Consolidated Water Co. Ltd.	3,594	48,807
El Paso Electric Co. (a)	11,432	235,499
Empire District Electric Co., The	9,330	168,127
Idacorp Inc.	11,755	406,958
Laclede Group Inc., The	5,588	188,427
MGE Energy Inc.	5,859	207,174
Middlesex Water Co.	3,353	57,169
New Jersey Resources Corp.	10,676	400,991
Nicor Inc.	11,488	481,577
Northwest Natural Gas Co.	6,775	315,715
NorthWestern Corp.	9,111	244,266
Pennichuck Corp.	1,000	23,510
Piedmont Natural Gas Company Inc.	18,305	504,852
PNM Resources Inc.	21,370	267,766
Portland General Electric Co.	19,037	367,604
SJW Corp.	3,348	85,106
South Jersey Industries Inc.	7,598	319,040
Southwest Gas Corp.	11,124	332,830
Southwest Water Co.	6,615	69,061
U.S. Geothermal Inc. (a)	15,900	14,469
UIL Holdings Corp.	7,458	205,095
Unisource Energy Corp.	8,811	277,018
Unitil Corp.	2,623	60,985
WGL Holdings Inc.	12,752	441,857
York Water Co.	3,000	41,250

		7,764,835

Total Common Stocks
(cost $254,755,722)		255,134,293

	Shares	Value
Registered Investment Companies (1.06%)
Financials (1.06%)
Allied Capital Corp. (a)	45,900	$228,123
American Capital Ltd. (a)	71,800	364,744
Apollo Investment Corp.	44,329	564,308
Ares Capital Corp.	32,946	488,919
BlackRock Kelso Capital Corp.	3,200	31,872
Capital Southwest Corp.	757	68,796
Fifth Street Finance Corp.	9,400	109,134
Gladstone Capital Corp.	5,050	59,590
Gladstone Investment Corp.	5,110	30,558
Harris & Harris Group Inc. (a)	6,600	30,426
Hercules Technology Growth Capital Inc.	9,048	95,818
Kayne Anderson Energy Development Co.	2,600	42,016
Kohlberg Capital Corp.	5,000	28,300
Main Street Capital Corp.	2,800	43,708
MCG Capital Corp. (a)	16,758	87,309
Medallion Financial Corp.	3,600	28,656
MVC Capital Inc.	5,254	71,297
NGP Capital Resources Co.	5,276	44,952
PennantPark Investment Corp.	6,400	66,304
Prospect Capital Corp.	15,976	194,108
TICC Capital Corp.	7,300	48,107
Triangle Capital Corp.	2,357	33,092

		2,760,137

Materials (0.00%)
Ampal-American Israel Corp. Class A (a)	5,000	13,900

		13,900

Total Registered Investment Companies
(cost $3,050,839)		2,774,037

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Short-term Investments (1.85%)
JPMorgan U.S. Government Money Market Fund	4,137,498	$4,137,498

	Principal amount	Value
U.S. Treasury Bill (c)
0.122%, 05/06/2010	$680,000	$679,908

Total Short-term Investments
(cost $4,817,417)		4,817,406

TOTAL INVESTMENTS (100.61%)
(cost $262,623,978)		262,725,736
LIABILITIES, NET OF OTHER ASSETS (-0.61%)		(1,580,064)

NET ASSETS (100.00%)		$261,145,672

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) investment advisor to each Fund within the Trust determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.35%)
Australia (8.46%)
AGL Energy Ltd.	8,679	$119,703
Alumina Ltd.	48,848	77,324
Amcor Ltd.	24,311	142,554
AMP Ltd.	39,728	228,217
Aristocrat Leisure Ltd.	7,763	32,270
Arrow Energy Ltd. (a)	11,464	52,915
Asciano Group (a)	53,419	92,893
Australia & New Zealand Banking Group Ltd.	49,361	1,148,710
Australian Stock Exchange	3,342	104,087
AXA Asia Pacific Holdings Ltd.	20,062	116,351
Bendigo and Adelaide Bank Ltd.	7,024	64,456
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	66,144	2,645,784
Billabong International Ltd.	3,939	40,845
BlueScope Steel Ltd. (a)	35,892	95,845
Boral Ltd.	11,163	57,467
Brambles Ltd.	27,147	183,348
Caltex Australia Ltd.	2,825	29,320
CFS Retail Property Trust	36,771	63,268
Coca-Cola Amatil Ltd.	10,682	110,276
Cochlear Ltd.	1,111	74,261
Commonwealth Bank of Australia	30,035	1,551,444
Computershare Ltd.	8,717	100,149
Crown Ltd.	9,361	70,267
CSL Ltd.	11,086	370,605
CSR Ltd.	28,430	43,177
Dexus Property Group	95,930	71,304
Energy Resources of Australia Ltd.	1,423	24,680
Fairfax Media Ltd.	39,734	65,631
Fortescue Metals Group Ltd. (a)	24,374	109,597
Foster’s Group Ltd.	38,123	185,063
Goodman Fielder Ltd.	25,344	33,257
Goodman Group	123,846	74,439
GPT Group	168,616	88,970
Harvey Norman Holdings Ltd.	10,827	35,966
Incitec Pivot Ltd.	31,923	101,651
Insurance Australia Group Ltd.	41,725	148,561
Intoll Group	44,552	45,789
James Hardie Industries SE CDI (a)	8,492	56,575
Leighton Holdings Ltd.	2,966	106,148
Lend Lease Corp. Ltd.	10,521	83,609
Macquarie Group Ltd.	6,558	284,348
MAP Group	14,760	41,853
Metcash Ltd.	15,386	58,453
Mirvac Group	49,761	67,353
National Australia Bank Ltd.	41,304	1,043,080
Newcrest Mining Ltd.	9,499	286,084
Nufarm Ltd.	3,378	25,512
Onesteel Ltd.	26,354	94,317
Orica Ltd.	7,234	177,840
Origin Energy Ltd.	17,413	264,453
OZ Minerals Ltd. (a)	64,753	68,037
Paladin Energy Ltd. (a)	12,671	45,929
Qantas Airways Ltd. (a)	21,256	55,396
QBE Insurance Group Ltd.	19,965	381,624

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Rio Tinto Ltd.	8,645	$621,954
Santos Ltd.	16,177	217,625
Sims Metal Management Ltd.	2,691	53,487
Sonic Healthcare Ltd.	7,081	93,375
SP Ausnet	28,464	23,639
Stockland	46,993	172,061
Suncorp-Metway Ltd.	24,834	194,617
Tabcorp Holding Ltd.	12,347	78,179
Tatts Group Ltd.	22,000	49,663
Telstra Corp. Ltd.	86,407	237,081
Toll Holdings Ltd.	13,029	88,714
Transurban Group	23,343	108,175
Wesfarmers Ltd.	19,806	577,783
Wesfarmers Ltd. PPS	2,984	87,269
Westfield Group	40,939	453,066
Westpac Banking Corp.	57,914	1,479,551
Woodside Petroleum Ltd.	10,827	465,707
Woolworths Ltd.	24,321	624,909
WorleyParsons Ltd.	3,279	76,578

		17,444,488

Austria (0.30%)
Erste Group Bank AG	3,440	144,498
Immoeast AG (a)	8,216	45,054
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,590	63,116
OMV AG	2,980	111,813
Raiffeisen International Bank Holding AG	1,100	52,297
Telekom Austria AG	6,088	85,106
Vienna Insurance Group	730	38,552
VoestAlpine AG	2,208	89,318

		629,754

Belgium (0.94%)
Anheuser-Busch InBev NV	14,181	714,333
Belgacom SA	3,020	117,964
Colruyt SA	299	73,601
Compagnie Nationale a Portefeuille	695	36,422
Delhaize Group	2,025	162,736
Dexia SA (a)	10,397	62,013
Fortis (a)	43,871	156,195
Groupe Bruxelles Lambert SA	1,613	142,524
KBC GROEP NV (a)	3,243	157,051
Mobistar SA	588	36,187
Solvay SA	1,176	120,890
UCB SA	1,993	85,103
Umicore	2,263	79,026

		1,944,045

Denmark (0.92%)
A P Moller-Maersk A/S Class A	11	80,108
A P Moller-Maersk A/S Class B	26	198,120
Carlsberg A/S Class B	2,093	175,663

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Coloplast A/S Class B	470	$51,760
Danske Bank A/S (a)	8,935	219,817
DSV A/S	3,960	70,768
H. Lundbeck A/S	1,046	19,718
Novo Nordisk A/S Class B	8,592	666,715
Novozymes A/S B Shares	870	96,284
Topdanmark A/S (a)	258	33,609
Trygvesta A/S	462	30,494
Vestas Wind Systems A/S (a)	4,012	218,004
William DeMant Holding (a)	484	34,247

		1,895,307

Finland (1.20%)
Elisa OYJ (a)	2,608	53,789
Fortum OYJ	8,801	215,275
Kesko OYJ	1,244	48,961
Kone Corp. OYJ Class B	2,946	121,758
Metso OYJ	2,514	81,187
Neste Oil OYJ	2,575	44,900
Nokia OYJ	73,708	1,147,855
Nokian Renkaat OYJ	2,164	56,206
Orion OYJ Class B	1,774	39,247
Outokumpu OYJ	2,317	50,854
Pohjola Bank PLC	2,708	30,431
Rautaruukki OYJ	1,714	37,040
Sampo OYJ A Shares	8,132	215,716
Sanoma OYJ	1,601	35,463
Stora Enso OYJ R Shares (a)	11,310	86,156
UPM-Kymmene OYJ	10,269	136,271
Wartsila OYJ Class B	1,653	83,723

		2,484,832

France (10.04%)
Accor SA	2,885	159,606
Aeroports de Paris (ADP)	610	50,225
Air France-KLM (a)	2,563	40,519
Air Liquide SA	4,917	590,265
Alcatel-Lucent (a)	45,554	144,036
Alstom SA	3,970	247,567
Atos Origin SA (a)	891	44,744
AXA SA	33,479	744,748
bioMerieux	271	31,123
BNP Paribas	18,668	1,433,665
Bouygues SA	4,397	221,043
Bureau Veritas SA	958	50,851
Cap Gemini SA	2,819	138,859
Carrefour SA	12,501	602,523
Casino Guichard Perrachon SA	1,087	91,980
Christian Dior SA	1,255	133,876
CNP Assurances	737	69,600
Compagnie de Saint-Gobain	7,585	364,711
Compagnie Generale de Geophysique-Veritas (a)	2,735	77,593
Compagnie Generale des Etablissements Michelin Class B	2,900	213,705
Credit Agricole SA	18,288	320,121

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
DANONE SA	10,844	$653,232
Dassault Systemes SA	1,270	75,123
Eiffage SA	792	40,965
Electricite de France	4,750	259,190
Eramet	115	39,585
Essilor International SA	3,963	253,019
Eurazeo	541	37,580
European Aeronautic Defence and Space Co. NV	8,031	161,567
Eutelsat Communications	1,935	68,788
Fonciere des Regions	461	50,777
France Telecom SA	36,694	877,969
GDF Suez	24,486	945,860
GDF Suez Strip VVPR (a)	1,554	2
Gecina SA	370	40,949
Groupe Eurotunnel SA	9,400	95,792
Hermes International SCA	1,038	144,193
ICADE	390	43,410
Iliad SA	316	32,587
Imerys SA	666	41,055
Ipsen SA	497	24,270
JC Decaux SA (a)	1,333	37,251
Klepierre	1,797	70,581
Lafarge SA	3,940	277,253
Lagardere SCA	2,310	93,475
Legrand SA	2,050	64,763
L’Oreal SA	4,710	495,311
LVMH Moet Hennessy Louis Vuitton SA	4,831	564,673
M6 Metropole Television SA	1,286	33,262
Natixis (a)	16,715	90,192
Neopost SA	662	52,906
PagesJaunes Groupe	2,658	30,522
Pernod Ricard SA	4,020	341,360
Peugeot SA (a)	2,951	86,890
PPR SA	1,498	199,434
Publicis Groupe	2,320	99,270
Renault SA (a)	3,654	171,254
Safran SA	3,698	96,398
Sanofi-Aventis	20,758	1,547,351
Schneider Electric SA	4,644	544,697
SCOR SE	3,304	83,450
SES FDR	5,395	136,226
Societe BIC SA	555	42,495
Societe des Autoroutes Paris-Rhin-Rhone (a)	446	32,077
Societe Generale	12,398	779,748
Societe Television Francaise 1	2,490	46,192
Sodexo	1,878	112,241
STMicroelectronics NV	13,194	131,337
Suez Environnement Co.	5,452	125,478
Technip SA	2,032	165,220
Thales SA	1,824	73,218
Total SA	41,621	2,416,139
Unibail-Rodamco SE	1,743	353,128
Vallourec SA	1,115	224,842
Veolia Environnement	7,864	272,761

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vinci SA	8,634	$508,850
Vivendi	24,156	646,490

		20,704,008

Germany (7.26%)
Adidas AG	3,812	203,888
Allianz SE Reg.	8,937	1,120,529
BASF SE	18,082	1,121,479
Bayer AG	16,308	1,103,083
Bayerische Motoren Werke (BMW) AG	6,449	297,720
Beiersdorf AG	1,725	103,178
Celesio AG	1,639	52,399
Commerzbank AG (a)	14,046	120,297
Daimler AG Registered Shares	17,788	837,404
Deutsche Bank AG Reg.	11,711	902,070
Deutsche Boerse AG	3,869	286,785
Deutsche Lufthansa AG Reg.	4,688	77,755
Deutsche Post AG	16,772	290,979
Deutsche Postbank AG (a)	1,741	55,859
Deutsche Telekom AG	55,709	755,067
E.On AG	37,461	1,383,061
Fraport AG	731	38,491
Fresenius Medical Care AG & Co. KGaA	3,771	212,773
Fresenius SE	567	42,204
GEA Group AG	3,071	71,177
Hannover Rueckversicherung AG Reg. (a)	1,196	59,058
HeidelbergCement AG	2,788	155,520
Henkel AG & Co. KGaA	2,555	118,384
Hochtief AG	824	69,247
Infineon Technologies AG (a)	21,442	148,829
K+S Group AG	3,440	208,755
Linde AG	2,998	357,711
MAN AG	2,090	174,961
Merck KGaA	1,295	104,946
Metro AG	2,235	132,581
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,900	632,895
Puma AG Rudolf Dassler Sport	98	31,046
RWE AG	8,250	730,972
Salzgitter AG	770	71,479
SAP AG	16,847	815,973
Siemens AG	16,238	1,626,248
Solarworld AG	1,777	26,797
Suedzucker AG	1,382	30,500
ThyssenKrupp AG	6,603	227,016
TUI AG (a)	2,691	30,258
United Internet AG Reg. (a)	2,599	39,421
Volkswagen AG	581	56,108
Volkswagen AG Rights (a)	2,669	1,658
Wacker Chemie AG	323	48,163

		14,974,724

Greece (0.43%)
Alpha Bank AE (a)	9,159	86,718
Bank of Cyprus Public Company Ltd.	11,432	72,262

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Coca-Cola Hellenic Bottling Co. SA	3,632	$97,915
EFG Eurobank Ergasias (a)	6,342	58,248
Hellenic Petroleum SA	1,566	17,936
Hellenic Telecommunications Organization SA	4,860	60,325
Marfin Investment Group SA (a)	12,670	29,092
National Bank of Greece SA (a)	11,960	240,691
OPAP SA	4,510	102,336
Piraeus Bank SA (a)	5,948	51,978
Public Power Corp. SA (a)	2,317	40,683
Titan Cement Co. SA	1,014	26,843

		885,027

Hong Kong (2.33%)
ASM Pacific Technology Ltd.	4,000	37,892
Bank of East Asia Ltd.	29,166	107,434
BOC Hong Kong Holdings Ltd.	74,500	177,704
Cathay Pacific Airways Ltd. (a)	21,494	45,290
Cheung Kong Holdings Ltd.	27,364	352,436
Cheung Kong Infrastructure Holdings Ltd.	9,175	35,510
Chinese Estates Holdings Ltd.	12,000	20,061
CLP Holdings Ltd.	40,005	285,962
Esprit Holdings Ltd.	23,055	181,874
Foxconn International Holdings Ltd. (a)	42,000	44,303
Hang Lung Group Ltd.	16,000	84,902
Hang Lung Properties Ltd.	41,000	165,283
Hang Seng Bank Ltd.	15,343	213,815
Henderson Land Development Co. Ltd.	20,755	146,221
Hong Kong & China Gas Co. Ltd.	77,520	193,295
Hong Kong Aircraft Engineering Co. Ltd.	1,200	15,154
Hong Kong Exchanges & Clearing Ltd.	20,000	333,838
Hongkong Electric Holdings Ltd.	27,982	165,962
Hopewell Holdings Ltd.	12,000	35,548
Hutchison Whampoa Ltd.	41,700	305,060
Hysan Development Co. Ltd.	12,577	36,366
Kerry Properties Ltd.	14,657	78,625
Li & Fung Ltd.	44,620	219,530
Lifestyle International Holdings Ltd.	13,000	23,474
Link REIT, The	41,586	102,516
Mongolia Energy Corp. Ltd. (a)	59,958	27,723
MTR Corp.	27,603	104,521
New World Development Co. Ltd.	47,978	93,926
NWS Holdings Ltd.	16,000	31,941
Orient Overseas International Ltd.	4,400	32,614
PCCW Ltd.	68,000	20,231
Sands China Ltd. (a)	39,653	62,920
Shangri-La Asia Ltd.	26,108	51,246
Sino Land Co. Ltd.	34,634	67,892
Sun Hung Kai Properties Ltd.	28,000	421,213
Swire Pacific Ltd. Class A	15,321	184,304
Television Broadcasts Ltd.	6,000	29,056
Wharf Holdings Ltd.	27,000	152,140
Wheelock and Co. Ltd.	18,000	53,089

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Wing Hang Bank Ltd.	3,718	$33,999
Yue Yuen Industrial Holdings Ltd.	12,000	41,730

		4,816,600

Ireland (0.26%)
Anglo Irish Bank
Corporation Ltd. (a) (b)	15,614	0
CRH PLC (Dublin)	13,656	341,038
Elan Corp. PLC (a)	9,533	71,847
Kerry Group PLC Class A	2,787	86,578
Ryanair Holdings PLC (a)	7,328	36,423

		535,886

Italy (3.18%)
A2A SpA	20,416	38,302
Assicurazioni Generali SpA	23,139	555,360
Atlantia SpA	5,090	118,797
Autogrill SpA (a)	2,144	26,091
Banca Carige SpA	13,189	36,028
Banca Monte Dei Paschi di Siena SpA	43,130	63,846
Banca Popolare di Milano Scarl	7,817	48,541
Banco Popolare Societa Cooperativa (a)	12,247	85,188
Enel SpA	129,700	725,243
Eni SpA	51,254	1,202,460
EXOR SpA	1,287	22,354
Fiat SpA (a)	15,079	196,333
Finmeccanica SpA	8,141	108,637
Fondiaria Sai SpA	1,245	18,733
Intesa Sanpaolo (a)	152,084	566,424
Intesa Sanpaolo RSP	18,229	54,597
Italcementi SpA	1,612	18,637
Luxottica Group SpA	2,126	56,855
Mediaset SpA	14,001	120,271
Mediobanca SpA (a)	9,401	101,008
Mediolanum SpA	4,581	26,807
Parmalat SpA	33,164	90,818
Pirelli & Co. SpA (a)	53,335	32,777
Prysmian SpA	2,121	41,682
Saipem SpA	5,316	205,709
Snam Rete Gas SpA	27,921	141,512
Telecom Italia RNC SpA	121,317	136,820
Telecom Italia SpA	199,111	286,679
Tenaris SA	9,333	201,438
Terna - Rete Elettrica Nationale SpA	24,998	108,128
UBI Banca - Unione di Banche Italiane ScpA	11,420	154,090
UniCredit SpA (a)	322,929	954,109
Unipol Gruppo Finanziario SpA (a)	17,287	19,520

		6,563,794

Japan (21.71%)
77 Bank Ltd., The	7,000	39,983
ABC-Mart Inc.	400	12,793
Acom Co. Ltd.	860	14,074
Advantest Corp.	3,300	82,526

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aeon Co. Ltd.	12,300	$139,590
Aeon Credit Service Co. Ltd.	1,200	14,248
Aeon Mall Co. Ltd.	1,400	29,515
Aioi Insurance Co. Ltd. (b)	10,000	50,487
Air Water Inc.	2,769	31,691
Aisin Seiki Co. Ltd.	3,900	116,804
Ajinomoto Co. Inc.	13,000	128,762
Alfresa Holdings Corp.	700	30,174
All Nippon Airways Co. Ltd. (a)	17,000	48,551
Amada Co. Ltd.	7,000	58,701
Aozora Bank Ltd.	12,000	16,943
Asahi Breweries Ltd.	7,900	148,130
Asahi Glass Co. Ltd.	20,000	225,265
Asahi Kasei Corp.	25,000	134,506
ASICS Corp.	3,000	29,329
Astellas Pharma Inc.	8,998	325,791
Bank of Kyoto Ltd., The	6,000	55,257
Bank of Yokohama Ltd., The	25,000	122,473
Benesse Holdings Inc.	1,500	64,980
Bridgestone Corp.	12,100	206,563
Brother Industries Ltd.	4,200	50,765
Canon Inc.	21,000	972,617
Canon Marketing Japan Inc.	1,500	20,425
Casio Computer Co. Ltd.	4,800	36,915
Central Japan Railway Co.	30	228,474
Chiba Bank Ltd., The	15,000	89,689
Chiyoda Corp.	3,077	30,543
Chubu Electric Power Co. Inc.	13,000	324,965
Chugai Pharmaceutical Co. Ltd.	4,300	80,858
Chugoku Bank Ltd., The	4,000	53,995
Chugoku Electric Power Company Inc., The	5,400	107,318
Chuo Mitsui Trust Holdings Inc.	18,000	67,579
Citizen Holdings Co. Ltd.	6,300	43,060
Coca-Cola West Co. Ltd.	1,000	16,355
Cosmo Oil Co. Ltd.	13,000	31,426
Credit Saison Co. Ltd.	2,800	43,427
Dai Nippon Printing Co. Ltd.	11,000	148,604
Daicel Chemical Industries Ltd.	5,000	34,389
Daido Steel Co. Ltd. (a)	5,000	21,018
Daihatsu Motor Co. Ltd.	4,000	38,207
Daiichi Sankyo Co. Ltd.	13,140	246,103
Daikin Industries Ltd.	4,600	188,202
Dainippon Sumitomo Pharma Co. Ltd.	3,000	27,500
Daito Trust Construction Co. Ltd.	1,500	72,361
Daiwa House Industry Co. Ltd.	10,000	112,846
Daiwa Securities Group Inc.	33,000	173,666
DeNA Co. Ltd.	5	37,009
Denki Kagaku Kogyo KK	10,000	42,999
Denso Corp.	9,500	282,998
Dentsu Inc.	3,116	81,891
Dowa Holdings Co. Ltd.	5,200	31,315
East Japan Railway Co.	6,713	466,729
Eisai Co. Ltd.	5,000	178,361
Electric Power Development Co. Ltd.	2,700	88,951
Elpida Memory Inc. (a)	3,500	68,922

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
FamilyMart Co. Ltd.	1,000	$31,822
Fanuc Ltd.	3,800	403,209
Fast Retailing Co. Ltd.	900	156,434
Fuji Electric Holdings Co. Ltd. (a)	10,000	27,276
Fuji Heavy Industries Ltd. (a)	11,000	56,947
Fuji Media Holdings Inc.	8	11,852
FUJIFILM Holdings Corp.	9,100	313,424
Fujitsu Ltd.	37,000	242,208
Fukuoka Financial Group Inc.	16,000	67,943
Furukawa Electric Co. Ltd.	13,000	67,579
GS Yuasa Corp.	7,000	47,246
Gunma Bank Ltd.	8,000	44,240
Hachijuni Bank Ltd., The	8,549	48,648
Hakuhodo DY Holdings Inc.	400	21,050
Hankyu Hanshin Holdings Inc.	22,000	101,893
Hino Motors Ltd. (a)	4,000	16,900
Hirose Electric Co. Ltd.	600	69,184
Hiroshima Bank Ltd., The	9,000	38,025
Hisamitsu Pharmaceutical Co. Inc.	1,200	44,604
Hitachi Chemical Co. Ltd.	2,100	45,374
Hitachi Construction Machinery Co. Ltd.	2,200	51,982
Hitachi High-Technologies Corp.	1,500	34,415
Hitachi Ltd. (a)	88,000	328,506
Hitachi Metals Ltd.	3,000	31,543
Hokkaido Electric Power Co. Inc.	3,800	72,919
Hokuhoku Financial Group Inc.	23,000	50,433
Hokuriku Electric Power Co.	3,800	83,568
Honda Motor Co. Ltd.	32,600	1,150,711
Hoya Corp.	8,300	228,075
Ibiden Co. Ltd.	2,500	86,105
Idemitsu Kosan Co. Ltd.	400	30,292
IHI Corp.	28,000	51,214
INPEX Corp.	16	117,403
Isetan Mitsukoshi Holdings Ltd.	7,240	77,829
Isuzu Motors Ltd. (a)	21,000	56,830
Ito En Ltd.	1,300	20,121
Itochu Corp.	30,000	262,809
Itochu Techno-Solutions Corp.	700	22,986
Iyo Bank Ltd., The	5,000	47,545
J. Front Retailing Co. Ltd.	9,600	56,477
JAFCO Co. Ltd. (a)	500	13,130
Japan Petroleum Exploration Co.	500	25,350
Japan Prime Realty Investment Corp.	10	22,259
Japan Real Estate Investment Corp.	9	76,725
Japan Retail Fund Investment Corp.	24	28,238
Japan Steel Works Ltd., The	6,000	68,735
Japan Tobacco Inc.	88	327,564
JFE Holdings Inc.	9,700	390,635
JGC Corp.	4,000	71,366
Joyo Bank Ltd., The	12,000	53,524
JS Group Corp.	4,800	97,705
JSR Corp.	3,500	73,115
JTEKT Corp.	4,000	47,235
Jupiter Telecommunications Co. Ltd.	45	51,984
Kajima Corp.	15,000	36,742

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kamigumi Co. Ltd.	5,000	$40,218
Kaneka Corp.	6,000	38,892
Kansai Electric Power Company Inc., The	15,000	343,673
Kansai Paint Co. Ltd.	4,000	32,602
Kao Corp.	10,700	271,248
Kawasaki Heavy Industries Ltd.	28,000	77,270
Kawasaki Kisen Kaisha Ltd. (a)	13,000	51,867
KDDI Corp.	57	295,090
Keihin Electric Express Railway Co. Ltd.	9,000	73,933
Keio Corp.	11,000	74,243
Keisei Electric Railway Co. Ltd.	6,000	36,517
Keyence Corp.	770	183,996
Kikkoman Corp.	3,000	35,105
Kinden Corp.	3,000	26,281
Kintetsu Corp.	32,000	99,604
Kirin Holdings Co. Ltd.	17,000	250,754
Kobe Steel Ltd.	50,000	107,498
Koito Manufacturing Company Ltd.	1,924	28,565
Komatsu Ltd.	18,600	389,945
Konami Corp.	2,000	38,571
Konica Minolta Holdings Inc.	9,500	110,862
Kubota Corp.	22,000	200,492
Kuraray Co. Ltd.	6,500	87,464
Kurita Water Industries Ltd.	2,200	62,242
Kyocera Corp.	3,200	311,819
Kyowa Hakko Kirin Co. Ltd.	5,000	51,610
Kyushu Electric Power Co. Inc.	7,300	158,899
Lawson Inc.	1,300	55,482
Mabuchi Motor Co. Ltd.	600	34,528
Makita Corp.	2,200	72,478
Marubeni Corp.	32,000	198,866
Marui Group Co. Ltd.	3,700	26,833
Maruichi Steel Tube Ltd.	600	12,168
Matsui Securities Co. Ltd.	1,900	13,576
Mazda Motor Corp.	29,000	81,581
McDonald’s Holdings Company Ltd. (Japan)	1,500	30,452
MEDIPAL HOLDINGS CORP.	2,900	34,338
MEIJI Holdings Company Ltd.	1,268	49,234
Minebea Co. Ltd.	7,000	42,603
Mitsubishi Chemical Holdings Corp.	24,500	125,265
Mitsubishi Corp.	25,200	660,391
Mitsubishi Electric Corp.	38,000	349,150
Mitsubishi Estate Co. Ltd.	23,000	376,404
Mitsubishi Gas Chemical Co. Inc.	8,000	48,176
Mitsubishi Heavy Industries Ltd.	60,000	248,369
Mitsubishi Logistics Corp.	2,000	24,858
Mitsubishi Materials Corp. (a)	21,000	60,424
Mitsubishi Motors Corp. (a)	71,000	96,449
Mitsubishi Tanabe Pharma Corp.	5,000	70,596
Mitsubishi UFJ Financial Group Inc.	248,100	1,300,342
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	42,186
Mitsui & Co. Ltd.	34,000	571,334

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsui Chemicals Inc.	13,000	$39,352
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	39,876
Mitsui Fudosan Co. Ltd.	16,000	271,601
Mitsui Mining & Smelting Co. Ltd.	13,000	38,935
Mitsui OSK Lines Ltd.	23,000	165,076
Mitsui Sumitomo Insurance Group Holdings Inc.	8,200	227,607
Mitsumi Electric Co. Ltd.	1,400	30,639
Mizuho Financial Group Inc.	269,599	533,488
Mizuho Securities Co. Ltd. (a)	10,000	31,661
Mizuho Trust & Banking Co. Ltd. (a)	28,000	28,153
Murata Manufacturing Co. Ltd.	4,200	238,550
Namco Bandai Holdings Inc.	4,000	38,977
NEC Corp.	51,000	153,289
NGK Insulators Ltd.	5,000	101,990
NGK Spark Plug Co. Ltd.	3,000	40,753
NHK Spring Co. Ltd.	3,000	27,532
Nidec Corp.	2,100	225,072
Nikon Corp.	6,400	139,720
Nintendo Co. Ltd.	2,000	669,590
Nippon Building Fund Inc.	10	86,105
Nippon Electric Glass Co. Ltd.	6,500	91,566
Nippon Express Co. Ltd.	17,000	73,099
Nippon Meat Packers Inc.	3,000	37,961
Nippon Mining Holdings Inc. (b)	18,500	84,990
Nippon Oil Corp. (b)	24,000	118,858
Nippon Paper Group Inc.	1,700	43,732
Nippon Sheet Glass Co. Ltd.	14,000	41,331
Nippon Steel Corp.	101,000	396,481
Nippon Telegraph & Telephone Corp.	10,313	434,626
Nippon Yusen Kabushiki Kaish	30,000	118,408
NIPPONKOA Insurance Co. Ltd. (b)	13,000	80,511
Nishi-Nippon City Bank Ltd., The	12,000	35,426
Nissan Chemical Industries Ltd.	3,000	41,972
Nissan Motor Co. Ltd. (a)	48,900	418,964
Nissay Dowa General Insurance Company Ltd. (b)	3,000	15,242
Nissha Printing Company Ltd.	533	20,809
Nisshin Seifun Group Inc.	3,800	49,060
Nisshin Steel Co. Ltd.	15,000	31,287
Nisshinbo Holdings Inc.	3,000	31,062
Nissin Foods Holdings Co. Ltd.	1,400	47,096
Nitori Co. Ltd.	750	56,958
Nitto Denko Corp.	3,200	124,249
NOK Corp.	2,300	34,614
Nomura Holdings Inc.	70,700	521,043
Nomura Real Estate Holdings Inc.	1,800	27,763
Nomura Real Estate Office Fund Inc.	6	33,693
Nomura Research Institute Ltd.	2,000	45,566
NSK Ltd.	9,000	71,045
NTN Corp.	9,000	40,625
NTT Data Corp.	25	83,298
NTT DoCoMo Inc.	304	463,040
NTT Urban Development Corp.	17	14,365
Obayashi Corp.	13,000	57,707
OBIC Co. Ltd.	150	27,244

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Odakyu Electric Railway Co. Ltd.	12,000	$99,861
Oji Paper Co. Ltd.	16,000	70,168
Olympus Corp.	4,300	137,983
Omron Corp.	4,200	97,486
Ono Pharmaceutical Co. Ltd.	1,600	71,195
Oracle Corp. Japan	700	32,458
Oriental Land Co. Ltd.	1,000	69,740
Orix Corp. (a)	2,070	183,552
Osaka Gas Co. Ltd.	38,000	136,164
OTSUKA Corp.	400	25,414
Panasonic Corp.	39,000	596,534
Panasonic Electric Works Co. Ltd.	7,400	93,400
Rakuten Inc.	145	104,845
Resona Holdings Inc.	9,495	120,046
Ricoh Co. Ltd.	13,000	203,016
RINNAI Corp.	700	36,763
Rohm Co. Ltd.	1,900	141,855
Sankyo Co. Ltd.	1,000	49,471
Santen Pharmaceutical Co. Ltd.	1,400	42,019
Sanyo Electric Co. Ltd. (a)	35,000	56,156
Sapporo Hokuyo Holdings Inc.	5,000	22,837
Sapporo Holdings Ltd.	5,000	26,099
SBI Holdings Inc. (a)	347	68,480
Secom Co. Ltd.	4,200	183,742
Sega Sammy Holdings Inc.	3,826	46,326
Seiko Epson Corp.	2,900	45,040
Sekisui Chemical Co. Ltd.	9,000	61,033
Sekisui House Ltd.	11,000	109,894
Senshu Ikeda Holdings Inc.	9,679	17,600
Seven & I Holdings Co. Ltd.	15,180	366,795
Seven Bank Ltd.	11	22,120
Sharp Corp.	20,000	250,080
Shikoku Electric Power Co. Inc.	3,400	96,338
Shimadzu Corp.	5,000	40,058
Shimamura Co. Ltd.	400	35,426
Shimano Inc.	1,400	61,921
Shimizu Corp.	12,000	50,059
Shin-Etsu Chemical Co. Ltd.	8,100	470,457
Shinko Electric Industries Co. Ltd.	1,300	20,107
Shinsei Bank Ltd.	21,000	25,382
Shionogi & Co. Ltd.	6,000	114,108
Shiseido Co. Ltd.	7,000	151,995
Shizuoka Bank Ltd., The	12,000	104,610
Showa Denko K.K.	26,000	58,680
Showa Shell Sekiyu K.K.	3,400	22,984
SMC Corp.	1,100	149,310
Softbank Corp.	14,900	367,041
Sojitz Corp.	22,200	42,980
Sompo Japan Insurance Inc. (b)	18,000	122,452
Sony Corp.	19,800	758,199
Sony Financial Holdings Inc.	18	59,108
Square Enix Holdings Co. Ltd.	1,200	26,236
Stanley Electric Co. Ltd.	2,800	54,299
SUMCO Corp. (a)	2,300	48,908
Sumitomo Chemical Co. Ltd.	32,000	156,423
Sumitomo Corp.	22,200	255,268

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Electric Industries Ltd.	15,100	$185,096
Sumitomo Heavy Industries Ltd.	12,000	72,264
Sumitomo Metal Industries Ltd.	68,000	205,840
Sumitomo Metal Mining Co. Ltd.	11,000	163,665
Sumitomo Mitsui Financial Group Inc.	25,389	839,149
Sumitomo Realty & Development Co. Ltd.	8,000	152,230
Sumitomo Rubber Industries Ltd.	3,000	26,441
Sumitomo Trust & Banking Co. Ltd.	28,000	164,125
Suruga Bank Ltd.	4,000	35,769
Suzuken Co. Ltd.	1,380	48,637
Suzuki Motor Corp.	7,000	154,466
Sysmex Corp.	668	39,155
T&D Holdings Inc.	5,550	131,374
Taiheiyo Cement Corp. (a)	17,000	24,366
Taisei Corp.	18,000	39,662
Taisho Pharmaceutical Co. Ltd.	2,000	36,368
Taiyo Nippon Sanso Corp.	6,000	58,659
Takashimaya Co. Ltd.	6,000	49,289
Takeda Pharmaceutical Co. Ltd.	14,800	651,428
TDK Corp.	2,200	146,369
Teijin Ltd.	18,000	60,456
Terumo Corp.	3,400	181,110
THK Co. Ltd.	2,200	48,005
Tobu Railway Co. Ltd.	15,000	83,271
Toho Co. Ltd.	2,200	35,439
Toho Gas Co. Ltd.	9,000	49,096
Tohoku Electric Power Co. Inc.	8,500	179,656
Tokio Marine Holdings Inc.	14,200	399,921
Tokuyama Corp.	6,000	33,244
Tokyo Electric Power Company Inc., The	24,000	639,726
Tokyo Electron Ltd.	3,400	225,479
Tokyo Gas Co. Ltd.	45,000	198,310
Tokyo Steel Manufacturing Co. Ltd.	2,200	27,556
Tokyo Tatemono Co. Ltd.	6,000	21,564
Tokyu Corp.	23,000	96,192
Tokyu Land Corp.	9,000	34,367
TonenGeneral Sekiyu KK	6,000	50,636
Toppan Printing Co. Ltd.	11,000	99,305
Toray Industries Inc.	26,000	151,845
Toshiba Corp. (a)	80,000	413,306
Tosoh Corp.	11,000	28,003
Toto Ltd.	5,000	34,068
Toyo Seikan Kaisha Ltd.	3,100	54,911
Toyo Suisan Kaisha Ltd.	2,000	51,727
Toyoda Gosei Co. Ltd.	1,200	33,642
Toyota Boshoku Corp.	1,400	26,895
Toyota Industries Corp.	3,400	97,101
Toyota Motor Corp.	57,800	2,315,339
Toyota Tsusho Corp.	4,500	70,564
Trend Micro Inc.	2,000	69,740
Tsumura & Co.	1,100	31,945
UBE Industries Ltd.	21,000	53,910
Unicharm Corp.	800	77,270
UNY Co. Ltd.	3,000	24,805
Ushio Inc.	2,000	33,929

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
USS Co. Ltd.	490	$33,282
West Japan Railway Co.	34	117,103
Yahoo! Japan Corp.	287	104,528
Yakult Honsha Co. Ltd.	2,000	53,952
Yamada Denki Co. Ltd.	1,720	126,944
Yamaguchi Financial Group Inc.	4,000	43,769
Yamaha Corp.	2,900	37,440
Yamaha Motor Co. Ltd. (a)	4,600	68,934
Yamato Holdings Co. Ltd.	7,400	104,007
Yamato Kogyo Co. Ltd.	800	26,570
Yamazaki Baking Co. Ltd.	3,000	37,127
Yaskawa Electric Corp.	5,000	45,727
Yokogawa Electric Corp. (a)	5,000	43,534

		44,796,669

Netherlands (2.99%)
Aegon NV (a)	30,991	212,220
Akzo Nobel NV	4,546	259,080
ArcelorMittal	16,930	742,933
ASML Holding NV-NY Reg.	8,401	300,237
Corio NV	1,061	70,842
Fugro NV	1,390	90,848
Heineken Holding NV	2,185	97,197
Heineken NV	4,767	244,987
ING Groep NV (a)	72,396	722,802
Koninklijke Ahold NV	23,481	313,023
Koninklijke Boskalis Westminster NV CVA	1,135	43,499
Koninklijke DSM NV	3,061	136,495
Koninklijke KPN NV	32,918	521,524
Koninklijke Philips Electronics NV	19,043	610,603
Koninklijke Vopak NV (a)	618	48,671
QIAGEN NV (a)	4,488	103,352
Randstad Holding NV (a)	2,085	99,085
Reed Elsevier NV	14,355	174,459
SBM Offshore NV	3,176	63,551
TNT NV	7,421	212,792
Unilever NV CVA	32,137	972,074
Wolters Kluwer-CVA	5,640	122,302

		6,162,576

New Zealand (0.10%)
Auckland International Airport Ltd.	14,175	19,534
Contact Energy Ltd. (a)	6,557	29,810
Fletcher Building Ltd.	12,031	71,361
Sky City Entertainment Group Ltd.	9,546	21,835
Telecom Corp. of New Zealand Ltd.	36,499	56,262

		198,802

Norway (0.72%)
DnB NOR ASA (a)	17,878	204,253
Norsk Hydro ASA (a)	12,904	98,356
Orkla ASA	15,094	133,462
Renewable Energy Corp. AS (a)	6,530	30,545
SeaDrill Ltd.	5,473	127,542
Statoil ASA	22,004	509,448

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Telenor ASA (a)	16,358	$221,843
Yara International ASA	3,708	160,968

		1,486,417

Portugal (0.28%)
Banco Comercial Portugues SA-R	48,650	54,144
Banco Espirito Santo SA Reg. (a)	10,333	55,825
Brisa Auto-Estradas de Portugal SA	3,802	32,249
CIMPOR-Cimentos de Portugal SGPS SA	4,266	32,238
EDP Renovaveis SA (a)	4,124	32,223
Energias de Portugal SA	35,026	139,227
Galp Energia SGPS SA B Shares	3,096	53,776
Jeronimo Martins SGPS SA	4,129	41,826
Portugal Telecom SGPS SA	11,569	129,349

		570,857

Singapore (1.42%)
Ascendas Real Estate Investment Trust	30,000	41,174
Capitaland Ltd.	50,000	141,892
Capitamall Trust	45,000	56,936
CapitaMalls Asia Ltd. (a)	26,807	43,307
City Developments Ltd.	10,000	75,771
Comfortdelgro Corp. Ltd.	36,000	40,144
Cosco Corp. Singapore Ltd.	22,000	19,500
DBS Group Holdings Ltd.	33,333	340,728
Fraser and Neave Ltd.	18,894	64,828
Genting Singapore PLC (a)	94,000	59,466
Golden Agri-Resources Ltd. (a)	125,330	51,961
Jardine Cycle & Carriage Ltd.	2,863	60,127
Keppel Corp. Ltd.	25,000	162,979
Neptune Orient Lines Ltd.	21,000	30,173
Noble Group Ltd.	37,400	81,807
Olam International Ltd.	21,798	40,357
Oversea-Chinese Banking Corporation Ltd.	50,306	313,210
Sembcorp Industries Ltd.	18,220	53,789
Sembcorp Marine Ltd.	16,800	50,318
Singapore Airlines Ltd.	10,267	111,554
Singapore Exchange Ltd.	17,000	92,963
Singapore Press Holdings Ltd.	30,000	81,919
Singapore Technologies Engineering Ltd.	26,000	59,287
Singapore Telecommunications Ltd.	156,450	354,513
StarHub Ltd.	9,000	14,732
United Overseas Bank Ltd.	23,392	321,380
UOL Group Ltd.	10,639	29,659
Wilmar International Ltd.	25,000	119,733
Yangzijiang Shipbuilding Holdings Ltd.	32,548	26,989

		2,941,196

Spain (3.79%)
Abertis Infraestructuras SA	5,444	104,779
Acciona SA	520	57,669
Acerinox SA	2,699	53,132

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
ACS Actividades de Construccion y Servicios SA	2,847	$131,356
Banco Bilbao Vizcaya Argentaria SA	70,096	959,060
Banco de Sabadell SA	17,382	95,974
Banco de Valencia SA	4,078	25,998
Banco Popular Espanol SA	17,175	126,426
Banco Santander SA (Madrid)	160,834	2,137,548
Bankinter SA	5,346	44,479
Criteria Caixacorp SA	17,157	85,022
Enagas	3,658	80,163
Ferrovial SA	8,549	83,136
Fomento de Construcciones y Contratas SA	821	30,056
Gamesa Corp Tecnologica SA	3,697	50,683
Gas Natural SDG SA	4,496	83,011
Gestevision Telecinco SA	2,014	31,609
Grifols SA	2,522	37,674
Iberdrola Renovables SA	17,272	71,735
Iberdrola SA	72,400	613,614
Iberia Lineas Aereas de Espana SA (a)	8,355	29,205
Indra Sistemas SA	2,042	41,867
Industria de Diseno Textil SA	4,355	287,075
Mapfre SA	14,715	53,980
Red Electrica Corporacion SA	2,126	114,098
Repsol YPF SA	14,566	344,878
Sacyr Vallehermoso SA (a)	1,823	16,083
Telefonica SA	83,465	1,977,320
Zardoya Otis SA	2,471	42,820

		7,810,450

Sweden (2.71%)
Alfa Laval AB	6,399	94,205
ASSA ABLOY AB Class B	6,180	120,936
Atlas Copco AB Class A	13,012	201,831
Atlas Copco AB Class B	7,734	108,396
Electrolux AB Series B	4,726	107,995
Getinge AB B Shares	4,151	99,512
Hennes & Mauritz AB (H&M) B Shares	10,092	655,646
Holmen AB Class B	1,148	30,923
Husqvarna AB B Shares (a)	8,301	60,355
Investor AB B Shares	8,793	168,661
Kinnevik Investment AB B Shares	4,502	82,925
Lundin Petroleum AB (a)	4,349	36,831
Millicom International Cellular SA SDR	1,490	133,305
Nordea Bank AB	63,649	628,063
Ratos AB B Shares	1,840	61,031
Sandvik AB	19,912	248,879
Scania AB Class B	6,576	104,005
Securitas AB Class B	5,799	61,840
Skandinaviska Enskilda Banken AB Class A (a)	29,943	191,296
Skanska AB Class B	7,727	140,401
SKF AB B Shares	7,849	139,466
SSAB Svenskt Stal AB Series A	3,593	64,589

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
SSAB Svenskt Stal AB Series B	1,516	$24,607
Svenska Cellulosa AB B Shares	11,099	156,480
Svenska Handelsbanken AB A Shares	9,669	283,350
Swedbank AB-A Shares (a)	12,042	123,579
Swedish Match AB	4,878	116,603
Tele2 AB Class B	6,180	103,134
Telefonaktiebolaget LM Ericsson B Shares	58,775	619,447
TeliaSonera AB	44,302	314,444
Volvo AB A Shares	8,734	86,486
Volvo AB B Shares	21,504	216,362

		5,585,583

Switzerland (7.74%)
ABB Ltd. Reg. (a)	43,463	949,310
Actelion Ltd. Reg. (a)	1,966	89,443
Adecco SA Reg.	2,414	137,024
Aryzta AG	946	41,450
Aryzta AG (Dublin)	692	30,050
Baloise Holding AG Reg.	1,017	90,184
BKW FMB Energie AG	259	19,246
Compagnie Financiere Richemont SA Class A	10,357	401,059
Credit Suisse Group AG Reg.	22,183	1,143,443
GAM Holding Ltd.	4,170	51,215
Geberit AG Reg.	780	139,592
Givaudan SA Reg.	149	130,714
Holcim Ltd. Reg. (a)	4,891	364,598
Julius Baer Group Ltd.	4,170	151,273
Kuehne & Nagel International AG Reg.	1,048	106,052
Lindt & Spruengli AG	18	42,593
Lindt & Spruengli AG Reg.	2	54,154
Logitech International SA (a)	3,540	58,250
Lonza Group AG Reg.	919	74,956
Nestle SA	68,385	3,502,267
Nobel Biocare Holding AG Reg.	2,315	61,915
Novartis AG	41,605	2,247,159
Pargesa Holding SA	481	40,828
Roche Holding AG	13,853	2,246,645
Schindler Holding AG	932	82,027
Schindler Holding AG Reg.	442	38,398
SGS SA Reg	108	148,930
Sonova Holding AG Reg.	898	111,569
Straumann Holding AG	153	38,090
Swatch Group AG Reg., The	842	50,070
Swatch Group AG, The	607	193,545
Swiss Life Holding AG Reg. (a)	569	74,741
Swiss Reinsurance Company Ltd. Reg. (a)	6,872	338,256
Swisscom AG	466	170,065
Syngenta AG Reg.	1,858	515,954
Synthes Inc.	1,150	143,532
UBS AG Reg. (a)	70,395	1,144,319
Zurich Financial Services AG Reg.	2,887	740,095

		15,963,011

	Shares	Value
Common Stocks (Cont.)
United Kingdom (20.57%)
3i Group PLC	19,493	$86,137
Admiral Group PLC	3,507	70,249
AMEC PLC	6,411	77,732
Anglo American PLC (a)	25,920	1,130,447
Antofagasta PLC	7,711	121,695
Associated British Foods PLC	7,001	103,956
AstraZeneca PLC	28,593	1,275,228
Autonomy Corp. PLC (a)	4,323	119,592
Aviva PLC	53,863	314,933
BAE Systems PLC	69,169	389,731
Balfour Beatty PLC	13,210	58,575
Barclays PLC	225,019	1,230,302
BG Group PLC	66,235	1,146,334
BHP Billiton PLC	43,466	1,490,687
BP PLC	369,597	3,496,421
British Airways PLC (a)	11,408	42,067
British American Tobacco PLC	39,434	1,359,290
British Land Co. PLC	16,990	124,039
British Sky Broadcasting Group PLC	22,072	201,635
BT Group PLC	153,338	288,303
Bunzl PLC	6,336	69,323
Burberry Group PLC	8,296	89,950
Cable & Wireless Worldwide PLC (a)	50,992	71,190
Cairn Energy PLC (a)	27,800	175,918
Capita Group PLC	12,147	139,446
Carnival PLC	3,227	132,463
Centrica PLC	100,537	448,388
Cobham PLC	22,769	88,798
Compass Group PLC	36,566	291,871
Diageo PLC	49,403	829,157
Drax Group PLC	7,535	42,719
Eurasian Natural Resources Corp.	5,030	90,986
Experian PLC	20,696	203,669
FirstGroup PLC	10,020	54,587
Fresnillo PLC	3,255	41,887
G4S PLC	24,429	96,941
GlaxoSmithKline PLC	102,380	1,966,100
Hammerson PLC	13,755	82,115
Home Retail Group PLC	17,524	72,066
HSBC Holdings PLC	341,944	3,466,250
ICAP PLC	10,458	59,322
Imperial Tobacco Group PLC	19,944	608,327
Inmarsat PLC	8,616	98,845
InterContinental Hotels Group PLC	5,127	80,292
International Power PLC	29,137	141,003
Invensys PLC	15,644	80,881
Investec PLC	8,387	68,600
J Sainsbury PLC	23,788	118,258
Johnson Matthey PLC	4,169	110,460
Kazakhmys PLC (a)	4,199	97,300
Kingfisher PLC	45,735	148,800
Land Securities Group PLC	14,931	153,620
Legal & General Group PLC	116,052	155,064
Liberty International PLC	9,823	75,054
Lloyds Banking Group PLC (a)	752,953	717,213
London Stock Exchange Group PLC	2,778	29,952

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
London Stock Exchange Group PLC Deferred Shares (a) (b)	3,964	$0
Lonmin PLC (a)	3,149	97,388
Man Group PLC	33,793	123,843
Marks & Spencer Group PLC	31,416	176,441
National Grid PLC	48,605	473,158
Next PLC	3,841	126,133
Old Mutual PLC (a)	103,153	191,755
Pearson PLC	16,252	255,502
Petrofac Ltd.	4,099	74,767
Prudential PLC	50,194	417,027
Randgold Resources Ltd.	1,757	133,712
Reckitt Benckiser Group PLC	12,049	661,345
Reed Elsevier PLC	24,041	191,714
Resolution Ltd. (a)	45,582	56,685
Rexam PLC	17,552	78,014
Rio Tinto PLC	27,025	1,601,457
Rolls-Royce Group PLC (a)	36,961	334,006
Royal Bank of Scotland Group PLC (a)	330,515	220,685
Royal Dutch Shell PLC Class A	69,901	2,026,027
Royal Dutch Shell PLC Class B	53,120	1,463,466
RSA Insurance Group PLC	68,745	133,009
SABMiller PLC	18,631	546,225
Sage Group PLC, The	25,250	91,616
Schroders PLC	2,454	52,396
Scottish & Southern Energy PLC	17,955	299,986
SEGRO PLC	14,566	70,644
Serco Group PLC	9,463	86,304
Severn Trent PLC	4,796	86,971
Shire Ltd.	11,168	246,416
Smith & Nephew PLC	17,226	171,612
Smiths Group PLC	7,547	130,101
Standard Chartered PLC	39,753	1,084,344
Standard Life PLC	43,075	130,929
Tesco PLC	156,715	1,035,565
Thomas Cook Group PLC	16,975	69,499
Tomkins PLC	18,435	66,021
Tui Travel PLC	11,100	50,785
Tullow Oil PLC	17,442	330,853
Unilever PLC	25,336	743,956
United Utilities Group PLC	13,279	112,643
United Utilities Group PLC Deferred Shares (a) (b)	18,501	0
Vedanta Resources PLC	2,654	111,802
Vodafone Group PLC	1,037,103	2,392,180
Whitbread PLC	3,486	77,975
William Morrison Supermarkets PLC	42,644	189,930
Wolseley PLC (a)	5,461	131,930
WPP PLC	24,441	253,319
Xstrata PLC (a)	37,522	710,891

		42,435,195

Total Common Stocks
(cost $188,050,154)		200,829,221

	Shares	Value
Preferred Stocks (0.38%)
Germany (0.38%)
Bayerische Moteren Werke (BMW) AG PFD	1,043	$36,916
Fresenius SE PFD	1,631	123,143
Henkel AG & Co. KGaA PFD	3,521	189,560
Porsche Automobil Holding SE PFD	1,700	103,750
RWE AG-Non Voting PFD	765	62,914
Volkswagen AG PFD	2,888	264,856

		781,139

Total Preferred Stocks
(cost $636,484)		781,139

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.29%)
State Street Bank & Trust Repurchase Agreement, (c) 0.010%, agreement date 03/31/2010, to be repurchased at $596,559 on 04/01/2010	$596,559	$596,559

Total Repurchase Agreement
(cost $596,559)		596,559

TOTAL INVESTMENTS (98.02%)
(cost $189,283,197)		202,206,919
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.98%)		4,080,378

NET ASSETS (100.00%)		$206,287,297

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $610,389 as of March 31, 2010.

(d)	At March 31, 2010, cash in the amount of $1,373,525 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depository Receipt

SDR – Swedish Depository Receipt

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$64,077,142	31.69
Japanese Yen	44,796,669	22.15
British Pound	42,435,195	20.99
Australian Dollar	17,444,488	8.63
Swiss Franc	15,932,961	7.88
Swedish Krona	5,585,583	2.76
Hong Kong Dollar	4,816,600	2.38
Singapore Dollar	2,941,196	1.45
Danish Krone	1,895,307	0.94
Norwegian Krone	1,486,417	0.74
United States Dollar	596,559	0.29
New Zealand Dollar	198,802	0.10

Total Investments	$202,206,919	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$50,974,030	24.71
Industrials	23,775,156	11.52
Materials	21,203,655	10.28
Consumer Staples	20,148,562	9.77
Consumer Discretionary	19,964,707	9.68
Health Care	16,358,275	7.93
Energy	16,148,469	7.83
Utilities	11,261,815	5.46
Telecommunication Services	11,106,611	5.38
Information Technology	10,669,080	5.17

Total Stocks	201,610,360	97.73
Repurchase Agreement	596,559	0.29
Cash and Other Assets, Net of Liabilities	4,080,378	1.98

Net Assets	$206,287,297	100.00%

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Registered Investment Companies (99.30%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	5,429,128	$59,503,240

State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,484,455	100,925,125

Total Registered Investment Companies
(cost $191,876,487)		160,428,365

TOTAL INVESTMENTS (99.30%)
(cost $191,876,487)		160,428,365
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.70%)		1,127,070

NET ASSETS (100.00%)		$161,555,435

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (44.14%)
Aerospace/Defense (0.51%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,068,107
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	511,624
5.050%, 08/01/2019	500,000	513,542

		2,093,273

Agriculture, Foods, & Beverage (3.72%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,006,054
ConAgra Inc.
7.875%, 09/15/2010	36,000	37,119
Kellogg Co.
6.600%, 04/01/2011	500,000	527,360
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	525,600
Hershey Co.
5.300%, 09/01/2011	500,000	526,560
General Mills Inc.
6.000%, 02/15/2012	500,000	544,018
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,077,954
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	546,896
Bottling Group LLC
4.625%, 11/15/2012	500,000	536,792
Kellogg Co.
5.125%, 12/03/2012	500,000	541,506
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	548,777
Pepsico Inc.
4.650%, 02/15/2013	500,000	539,354
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,084,353
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	531,188
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,062,089
Hershey Co.
5.450%, 09/01/2016	500,000	537,374
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,084,775
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	525,634
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,200,290
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	547,195
Pepsico Inc.
7.900%, 11/01/2018	500,000	619,276

		15,150,164

Automotive (0.14%)
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	554,320

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (2.85%)
Bank of America Corp.
4.250%, 10/01/2010	$1,000,000	$1,018,065
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	517,998
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,033,419
Wachovia Corp.
5.350%, 03/15/2011	500,000	518,128
Royal Bank of Canada
5.650%, 07/20/2011	500,000	531,670
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,077,990
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	544,123
Wachovia Corp.
5.700%, 08/01/2013	500,000	547,558
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	538,271
US Bank NA
4.950%, 10/30/2014	500,000	532,296
Fifth Third Bank
4.750%, 02/01/2015	500,000	504,294
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	500,914
Wachovia Bank NA
5.600%, 03/15/2016	500,000	524,345
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	539,593
Wachovia Corp.
5.750%, 06/15/2017	500,000	532,466
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,096,445
KFW
4.875%, 06/17/2019	1,000,000	1,072,853

		11,630,428

Building Materials & Construction (1.53%)
Lafarge SA
6.150%, 07/15/2011	500,000	522,262
CRH America Inc.
5.625%, 09/30/2011	500,000	524,029
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,084,649
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	526,967
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,065,202
Masco Corp.
4.800%, 06/15/2015	500,000	482,374
Hanson PLC
6.125%, 08/15/2016	1,000,000	989,411
CRH America Inc.
6.000%, 09/30/2016	500,000	537,238

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Masco Corp.
5.850%, 03/15/2017	$500,000	$487,324

		6,219,456

Chemicals (1.58%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,011,055
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	539,897
4.125%, 03/06/2013	500,000	525,746
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	533,364
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	538,809
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,082,421
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	531,216
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	555,680
PPG Industries Inc.
7.400%, 08/15/2019	500,000	573,455
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	557,527

		6,449,170

Commercial Service/Supply (1.03%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	501,099
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	520,177
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	532,390
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	1,005,016
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	533,589
5.750%, 09/15/2017	500,000	538,322
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	551,654

		4,182,247

Computers (0.40%)
International Business
Machines Corp.
4.950%, 03/22/2011	500,000	519,846
6.500%, 10/15/2013	500,000	573,926
5.700%, 09/14/2017	500,000	554,092

		1,647,864

Consumer & Marketing (2.39%)
Newell Rubbermaid Inc.
4.000%, 05/01/2010	142,000	142,154
Avon Products Inc.
5.125%, 01/15/2011	500,000	517,534

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Whirlpool Corp.
6.125%, 06/15/2011	$1,000,000	$1,040,016
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	526,582
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,084,375
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	518,579
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,093,026
Clorox Co.
5.000%, 01/15/2015	500,000	535,189
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,015,517
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,056,176
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	563,361
Danaher Corp.
5.625%, 01/15/2018	500,000	544,207
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,124,123

		9,760,839

Electronic/Electrical Manufacturing (0.61%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	322,797
General Electric Co.
5.000%, 02/01/2013	500,000	538,986
Emerson Electric Co.
4.500%, 05/01/2013	500,000	537,370
4.750%, 10/15/2015	1,000,000	1,079,192

		2,478,345

Financial Services (2.70%)
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,023,657
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,021,189
American Express Credit
5.000%, 12/02/2010	1,000,000	1,026,811
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	529,932
American Express Co.
5.250%, 09/12/2011	500,000	522,256
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,057,105
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	540,134
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	525,411
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	536,706
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	537,909

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.400%, 02/15/2017	$500,000	$523,064
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	541,994
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,066,162
ProLogis
6.625%, 05/15/2018	500,000	496,874
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,034,552

		10,983,756

Forest Products & Paper (0.25%)
International Paper Co.
5.250%, 04/01/2016	500,000	503,276
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	506,045

		1,009,321

Health Care (5.40%)
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,011,231
Medtronic Inc.
4.375%, 09/15/2010	500,000	509,061
Abbott Laboratories
5.600%, 05/15/2011	750,000	788,191
Johnson & Johnson
5.150%, 08/15/2012	500,000	544,948
AstraZeneca PLC
5.400%, 09/15/2012	500,000	546,020
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	534,864
Wyeth
5.500%, 03/15/2013	500,000	547,281
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	534,000
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,058,644
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,110,844
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,068,182
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,056,037
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,096,699
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,006,981
Amgen Inc.
4.850%, 11/18/2014	500,000	542,732
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	540,750
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,068,884
Medtronic Inc.
4.750%, 09/15/2015	500,000	540,893

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
5.875%, 05/15/2016	$750,000	$847,999
Baxter International Inc.
5.900%, 09/01/2016	500,000	565,844
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,152,394
Wyeth
5.450%, 04/01/2017	500,000	547,256
Amgen Inc.
5.850%, 06/01/2017	500,000	554,495
Johnson & Johnson
5.550%, 08/15/2017	500,000	552,251
AstraZeneca PLC
5.900%, 09/15/2017	500,000	558,464
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	562,672
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,040,773
Baxter International Inc.
4.500%, 08/15/2019	500,000	504,542

		21,992,932

Machinery & Manufacturing (3.34%)
United Technologies Corp.
4.375%, 05/01/2010	500,000	501,227
Deere & Co.
7.850%, 05/15/2010	500,000	504,084
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,033,329
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	519,299
Covidien International
5.450%, 10/15/2012	500,000	545,836
Goodrich Corp.
7.625%, 12/15/2012	500,000	567,168
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	525,288
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	797,212
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,084,718
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,041,972
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	525,187
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,086,009
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,102,581
Caterpillar Inc.
5.700%, 08/15/2016	500,000	548,624
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,043,836
Honeywell International Inc.
5.300%, 03/15/2017	500,000	535,736

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Cooper U.S. Inc.
6.100%, 07/01/2017	$500,000	$544,432
Covidien International
6.000%, 10/15/2017	500,000	548,322
United Technologies Corp.
5.375%, 12/15/2017	500,000	539,284

		13,594,144

Media & Broadcasting (0.94%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,060,025
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,105,460
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,120,831
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	528,195

		3,814,511

Mining & Metals (1.33%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	514,818
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	535,273
BHP Finance USA
4.800%, 04/15/2013	500,000	537,220
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,063,099
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,047,794
Alcoa Inc.
5.550%, 02/01/2017	500,000	502,270
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	540,424
Alcoa Inc.
5.870%, 02/23/2022	750,000	689,123

		5,430,021

Oil & Gas (2.77%)
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	505,866
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,588,526
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	544,236
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	537,050
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	525,163
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	547,670
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,089,471
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	556,585

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Apache Corp.
5.625%, 01/15/2017	$500,000	$549,248
Shell International Finance
5.200%, 03/22/2017	500,000	536,668
Canadian National Resources
5.700%, 05/15/2017	500,000	533,530
Weatherford International Inc.
6.350%, 06/15/2017	500,000	536,987
EOG Resources Inc.
5.875%, 09/15/2017	500,000	545,264
Husky Energy Inc.
6.200%, 09/15/2017	500,000	542,930
Encana Corp.
5.900%, 12/01/2017	500,000	541,062
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,056,745
ConocoPhillips
6.000%, 01/15/2020	500,000	555,404

		11,292,405

Retailers (3.02%)
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,007,189
Home Depot Inc.
4.625%, 08/15/2010	500,000	507,280
Safeway Inc.
4.950%, 08/16/2010	500,000	507,956
Albertson’s Inc.
7.500%, 02/15/2011	500,000	517,500
Home Depot Inc.
5.200%, 03/01/2011	500,000	519,328
CVS Corp.
5.750%, 08/15/2011	500,000	528,576
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,074,233
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	551,582
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,075,231
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,066,635
Walgreen Co.
4.875%, 08/01/2013	500,000	544,330
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,094,864
Target Corp.
5.875%, 07/15/2016	1,000,000	1,133,532
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	544,468
McDonald’s Corp.
5.300%, 03/15/2017	500,000	538,592
Target Corp.
5.375%, 05/01/2017	500,000	541,603

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp.
5.750%, 06/01/2017	$500,000	$539,196

		12,292,095

Telecom & Telecom Equipment (2.09%)
Deutsche Telekom International Finance
8.500%, 06/15/2010	500,000	507,394
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,040,385
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,040,713
Vodafone Group PLC
5.500%, 06/15/2011	500,000	524,290
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	539,597
Alltel Corp.
7.000%, 07/01/2012	500,000	555,851
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,087,321
Vodafone Group PLC
4.150%, 06/10/2014	500,000	519,212
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,077,453
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,096,320
Vodafone Group PLC
5.450%, 06/10/2019	500,000	518,859

		8,507,395

Utilities & Energy (7.54%)
Duke Energy Corp.
4.500%, 04/01/2010	500,000	500,000
Progress Energy Florida
4.500%, 06/01/2010	500,000	503,100
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	507,394
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	526,740
Reliant Energy
7.750%, 02/15/2011	500,000	526,431
Appalachian Power Co.
5.550%, 04/01/2011	500,000	518,874
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	531,798
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	540,683
Tampa Electric Co.
6.875%, 06/15/2012	500,000	548,890
Appalachian Power Co.
5.650%, 08/15/2012	500,000	537,336
Northern States Power Co.
8.000%, 08/28/2012	500,000	572,177
Southern California Gas
4.800%, 10/01/2012	500,000	534,744

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
5.125%, 11/15/2012	$200,000	$217,005
Virginia Electric & Power
5.100%, 11/30/2012	500,000	544,210
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,081,690
Florida Power Corp.
4.800%, 03/01/2013	500,000	535,201
Public Service of Colorado
4.875%, 03/01/2013	500,000	541,380
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	524,710
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,074,052
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	532,354
PSI Energy
5.000%, 09/15/2013	1,000,000	1,057,231
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,066,283
Union Electric Co.
5.500%, 05/15/2014	500,000	526,970
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,057,611
Union Electric Co.
4.750%, 04/01/2015	500,000	513,158
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	526,011
Southwestern Electric Power
5.375%, 04/15/2015	500,000	529,610
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	549,994
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,084,667
Virginia Electric & Power
5.400%, 01/15/2016	500,000	538,148
Ohio Power Co.
6.000%, 06/01/2016	500,000	548,038
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	548,061
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	537,252
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	543,390
Georgia Power Co.
5.700%, 06/01/2017	500,000	548,061
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,058,134
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	537,718
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,067,339
Union Electric Co.
6.400%, 06/15/2017	500,000	548,668

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power Corp.
5.800%, 09/15/2017	$500,000	$544,561
Virginia Electric & Power
5.950%, 09/15/2017	500,000	545,964
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	538,110
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	538,280
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	495,722
Southern California Gas
5.450%, 04/15/2018	500,000	530,552
Pacificorp
5.650%, 07/15/2018	500,000	539,933
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	610,379
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	534,982
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,066,179

		30,729,775

Total Corporate Bonds
(cost $168,403,227)		179,812,461

Taxable Municipal Bonds (0.50%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,021,120
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,031,410

Total Taxable Municipal Bonds
(cost $1,983,895)		2,052,530

Commercial Mortgage-Backed Securities (2.52%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,012,880
Morgan Stanley Capital Series 2006-T23 Class A4
5.984%, 08/12/2041	2,000,000	2,116,050
Bear Stearns Commercial Mortgage Securities Series 2007 - T26 Class A4
5.471%, 01/12/2045	2,000,000	2,037,524
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,044,522
Morgan Stanley Capital Series 2007-T25 Class A3
5.514%, 11/12/2049	2,000,000	2,035,868

Total Commercial Mortgage-Backed Securities
(cost $9,740,103)		10,246,844

Government Agency Securities (a) (27.43%)
Agency Notes & Bonds (3.22%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,622,174

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (Cont.)
5.300%, 05/12/2020	$3,000,000	$3,014,925
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,038,061
4.375%, 09/15/2012	1,500,000	1,604,798
5.500%, 05/10/2027	5,000,000	5,216,100
7.125%, 01/15/2030	500,000	628,336

		13,124,394

Mortgage-Backed Securities (24.21%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	311,122	332,308
5.000%, 09/01/2018	320,969	342,445
5.000%, 09/01/2018	250,915	268,001
4.500%, 11/01/2018	680,356	716,187
5.500%, 11/01/2018	259,370	280,274
5.000%, 01/01/2019	253,767	270,572
5.000%, 04/01/2019	330,898	352,810
4.000%, 05/01/2019	379,842	393,622
4.500%, 05/01/2019	393,293	413,391
5.500%, 06/01/2019	476,650	513,875
5.000%, 01/01/2020	371,239	395,823
5.500%, 04/01/2020	407,619	438,943
5.500%, 07/01/2020	775,017	835,544
6.000%, 07/01/2021	731,096	790,477
4.500%, 05/01/2024	849,521	882,315
4.500%, 09/01/2024	1,888,558	1,961,462
4.000%, 10/01/2024	1,929,423	1,960,830
5.000%, 10/01/2024	1,928,990	2,036,840
4.000%, 01/01/2025	1,981,071	2,013,008
6.000%, 11/01/2028	43,940	47,854
6.500%, 06/01/2029	66,607	73,518
7.500%, 12/01/2030	1,778	2,033
7.000%, 07/01/2031	7,233	8,109
6.500%, 09/01/2031	12,032	13,273
6.000%, 11/01/2032	174,747	189,986
6.000%, 12/01/2032	79,660	86,606
5.500%, 05/01/2033	1,323,213	1,404,486
5.500%, 07/01/2033	1,000,649	1,062,110
5.000%, 08/01/2033	953,860	991,496
5.500%, 03/01/2034	379,636	402,361
5.000%, 04/01/2034	735,604	763,938
6.000%, 07/01/2034	1,056,063	1,144,194
5.500%, 05/01/2035	999,994	1,058,602
5.000%, 05/01/2035	1,198,627	1,241,050
4.500%, 08/01/2035	676,889	682,156
5.000%, 10/01/2035	829,607	858,969
6.500%, 08/01/2036	732,476	798,410
5.500%, 10/01/2037	1,146,203	1,211,704
6.000%, 01/01/2038	569,087	611,599
6.000%, 01/01/2038	1,279,150	1,374,707
5.000%, 06/01/2039	1,835,674	1,897,777
4.500%, 06/01/2039	1,946,334	1,952,966
4.500%, 10/01/2039	2,950,023	2,960,074
5.000%, 10/01/2039	2,896,984	2,994,991
5.000%, 01/01/2040	992,319	1,025,890

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
4.500%, 02/01/2040	$997,816	$1,001,216
Federal National Mortgage Association
6.000%, 09/01/2013	74,055	78,415
5.500%, 12/01/2016	59,500	64,082
5.500%, 01/01/2017	35,451	38,181
5.500%, 01/01/2017	237,982	256,308
6.500%, 01/01/2017	34,541	37,405
5.500%, 02/01/2017	229,567	247,245
5.000%, 03/01/2017	242,815	259,274
6.000%, 04/01/2017	38,187	41,390
5.500%, 01/01/2018	130,840	141,078
5.000%, 02/01/2018	321,397	343,183
4.500%, 05/01/2018	629,471	662,721
5.000%, 05/01/2018	515,153	549,750
5.000%, 05/01/2018	460,731	491,674
4.500%, 05/01/2018	616,901	649,487
5.000%, 05/01/2018	252,638	268,509
4.500%, 03/01/2019	379,840	398,112
5.500%, 10/01/2019	733,648	791,976
5.000%, 11/01/2019	672,470	716,372
4.500%, 12/01/2019	411,344	432,429
5.000%, 06/01/2020	729,398	776,105
4.500%, 09/01/2020	696,522	730,157
5.000%, 05/01/2021	961,985	1,024,487
5.500%, 05/01/2021	552,656	593,140
4.500%, 04/01/2023	779,786	810,375
5.000%, 01/01/2024	1,264,599	1,335,429
4.500%, 04/01/2024	813,082	844,596
4.000%, 06/01/2024	1,841,524	1,871,211
4.500%, 11/01/2024	1,452,280	1,508,569
7.500%, 09/01/2029	37,857	42,806
8.000%, 03/01/2030	11,849	13,746
6.500%, 05/01/2030	61,584	68,042
6.500%, 08/01/2031	16,073	17,759
7.000%, 08/01/2031	3,957	4,446
6.500%, 10/01/2031	41,131	45,444
6.000%, 11/01/2031	37,731	41,062
7.000%, 01/01/2032	55,323	62,151
6.500%, 03/01/2032	23,358	25,807
6.000%, 03/01/2032	58,472	63,635
7.000%, 04/01/2032	52,087	58,536
6.500%, 04/01/2032	118,909	131,378
6.500%, 05/01/2032	418,439	467,800
6.000%, 05/01/2032	39,640	43,066
7.000%, 06/01/2032	53,010	59,574
6.500%, 06/01/2032	26,464	29,239
7.000%, 06/01/2032	82,784	93,034
6.500%, 07/01/2032	130,454	144,134
6.000%, 08/01/2032	230,748	250,690
6.500%, 10/01/2032	232,383	256,751
5.500%, 10/01/2032	751,712	798,001
6.000%, 11/01/2032	276,998	300,936
6.000%, 01/01/2033	190,434	206,891
5.500%, 03/01/2033	224,564	238,322
5.500%, 03/01/2033	539,673	572,737

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.000%, 04/01/2033	$407,367	$442,063
5.000%, 05/01/2033	406,488	421,764
5.000%, 05/01/2033	498,369	517,098
5.000%, 08/01/2033	853,357	885,427
5.500%, 10/01/2033	603,784	640,775
5.000%, 03/01/2034	1,357,483	1,408,499
5.500%, 05/01/2034	794,998	841,965
6.000%, 07/01/2034	475,890	513,448
5.500%, 12/01/2034	1,149,289	1,217,186
5.500%, 04/01/2035	969,837	1,025,315
5.000%, 07/01/2035	1,144,640	1,184,080
5.500%, 07/01/2035	1,293,271	1,367,250
5.000%, 10/01/2035	916,826	948,417
5.000%, 11/01/2035	586,472	606,680
6.000%, 08/01/2036	1,297,275	1,384,659
6.000%, 12/01/2037	516,431	549,442
5.500%, 02/01/2038	1,276,784	1,347,154
5.500%, 06/01/2038	2,516,913	2,655,632
4.500%, 03/01/2039	1,927,337	1,933,904
4.500%, 05/01/2039	1,970,161	1,976,873
5.000%, 11/01/2039	2,456,294	2,537,089
4.500%, 01/01/2040	1,987,912	1,994,685
Government National Mortgage Association
6.000%, 05/15/2017	151,564	164,253
6.500%, 06/15/2028	72,013	79,206
6.000%, 11/15/2028	54,195	58,789
6.500%, 03/15/2029	90,179	99,264
7.000%, 06/15/2029	50,199	56,365
7.500%, 08/20/2030	16,525	18,628
6.000%, 01/15/2032	34,059	36,946
5.500%, 10/15/2033	527,103	562,005
5.000%, 11/20/2033	764,793	799,179
6.000%, 12/20/2033	232,306	252,266
5.500%, 11/15/2038	1,841,994	1,952,891
5.000%, 09/15/2039	2,905,353	3,026,606
4.500%, 10/15/2039	2,979,545	3,020,949
5.000%, 12/15/2039	995,071	1,036,599

		98,619,800

Total Government Agency Securities
(cost $108,333,378)		111,744,194

U.S. Treasury Obligations (17.47%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	631,446
8.125%, 08/15/2019	750,000	1,008,516
6.250%, 08/15/2023	1,000,000	1,201,719
6.875%, 08/15/2025	1,000,000	1,277,969
U.S. Treasury Notes
2.625%, 07/31/2014	2,000,000	2,027,344
2.375%, 08/31/2014	1,000,000	1,002,344
4.250%, 11/15/2014	1,000,000	1,083,672
4.000%, 02/15/2015	2,000,000	2,141,250
4.125%, 05/15/2015	1,000,000	1,075,469

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
4.250%, 08/15/2015	$2,000,000	$2,159,376
4.500%, 11/15/2015	10,000,000	10,926,560
4.500%, 02/15/2016	10,000,000	10,892,970
2.625%, 04/30/2016	1,000,000	978,984
3.250%, 07/31/2016	2,000,000	2,020,782
3.000%, 08/31/2016	1,000,000	992,734
4.250%, 11/15/2017	2,000,000	2,115,624
3.500%, 02/15/2018	2,000,000	2,006,094
3.875%, 05/15/2018	2,000,000	2,050,468
3.750%, 11/15/2018	2,000,000	2,015,156
3.125%, 05/15/2019	2,000,000	1,904,844
3.625%, 08/15/2019	2,000,000	1,975,623
3.625%, 02/15/2020	20,000,000	19,659,380

Total U.S. Treasury Obligations
(cost $70,945,676)		71,148,324

	Shares	Value
Short-term Investments (7.31%)
JPMorgan U.S. Government Money Market Fund	29,796,444	$29,796,444

Total Short-term Investments
(cost $29,796,444)		29,796,444

TOTAL INVESTMENTS (99.37%)
(cost $389,202,723)		404,800,797
OTHER ASSETS, NET OF LIABILITIES (0.63%)		2,572,253

NET ASSETS (100.00%)		$407,373,050

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (92.98%)
Alabama (3.39%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1	$1,000,000	$1,062,480
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	A1	500,000	542,940
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aa1	2,000,000	2,062,920
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	A1	2,305,000	2,403,654
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	A1	1,000,000	1,047,360

					7,119,354

Alaska (2.10%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	992,250
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,354,199
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	A1	1,035,000	1,071,308

					4,417,757

Arizona (3.43%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	A1	885,000	909,718
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa3	1,000,000	1,122,200
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,492,305
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A1	1,460,000	1,564,740
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A1	2,000,000	2,115,040

					7,204,003

Arkansas (0.73%)
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	A1	1,570,000	1,539,464

California (8.26%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,574,865
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A1	900,000	936,495
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA-	1,395,000	1,475,310
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA-	450,000	473,386
State of California, General Obligation Bonds	5.250%	02/01/2019	Baa1	2,200,000	2,297,592
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	A1	900,000	939,510
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	570,853
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	Baa1	600,000	606,030
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,013,510
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	880,265
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3	1,195,000	1,234,327
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Baa1	1,300,000	1,335,113
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	917,631
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	1,000,000	1,014,850
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa3	1,000,000	1,059,430

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	$1,000,000	$1,019,230

					17,348,397

Colorado (1.73%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,391,122
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	264,735
Eagle River Water and Sanitation District (Eagle County, Colorado), Enterprise Water Revenue Bonds, Series 2009	4.250%	12/01/2024	A+	675,000	681,898
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	Aa2	1,185,000	1,298,547

					3,636,302

Connecticut (1.39%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	A1	265,000	284,427
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,061,379
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	950,513
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	620,335

					2,916,654

Delaware (1.41%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1	1,625,000	1,701,521
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	A1	1,170,000	1,253,924

					2,955,445

Florida (2.42%)
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	Aa3	1,000,000	993,480
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A2	1,350,000	1,370,034
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	959,500
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2	1,700,000	1,754,604

					5,077,618

Georgia (1.90%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2022	Aa3	250,000	252,880
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	A1	1,000,000	1,029,140
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa3	320,000	320,790
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2	1,000,000	1,129,020
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa3	1,205,000	1,249,718

					3,981,548

Hawaii (1.09%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa3	2,000,000	2,287,580

Idaho (1.49%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	547,955

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A2	$1,000,000	$1,078,360
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,430,000	1,513,212

					3,139,527

Illinois (0.49%)
State of Illinois, General Obligation Bonds, First Series of December 2000 (Prerefunded to 12-01-2010 @ 100) (c)	5.750%	12/01/2017	A2	1,000,000	1,035,510

Indiana (2.31%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (d)	4.250%	08/01/2019	A2	2,005,000	2,020,218
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,361,378
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (d)	4.500%	08/01/2025	A2	1,000,000	974,020
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	470,000	502,999

					4,858,615

Iowa (3.67%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa2	1,245,000	1,288,774
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	1,300,000	1,338,259
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2	500,000	503,255
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,435,507
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	Aa2	1,785,000	1,848,885
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	A2	1,270,000	1,305,268

					7,719,948

Kansas (6.49%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	A2	730,000	764,398
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	620,000	648,297
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	450,000	463,928
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	A2	245,000	255,692
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aa1	4,265,000	4,370,004
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	1,000,000	1,084,230
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,951,081
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,595,866
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,501,612

					13,635,108

Kentucky (0.48%)
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa2	1,000,000	1,007,960

Louisiana (0.46%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	900,000	960,264

Maine (0.50%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	1,000,000	1,042,660

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.19%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	$1,250,000	$1,355,325
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,154,110

					2,509,435

Massachusetts (0.53%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,121,310

Michigan (0.50%)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,050,160

Minnesota (1.81%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A3	2,500,000	2,726,550
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,067,280

					3,793,830

Missouri (2.07%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	543,731
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (c)	5.625%	07/01/2016	Aaa	620,000	636,182
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,022,990
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,061,010
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,089,960

					4,353,873

Montana (0.16%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa2	315,000	342,018

Nebraska (1.61%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,709,393
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,669,950

					3,379,343

New Hampshire (1.04%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3	610,000	637,682
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3	980,000	1,023,786
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3	500,000	529,230

					2,190,698

New Jersey (1.22%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa2	1,300,000	1,307,670
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa1	1,205,000	1,252,103

					2,559,773

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (1.24%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	$1,000,000	$1,026,760
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	507,572
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,059,439

					2,593,771

New York (5.31%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,392,755
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,209,353
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,071,190
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa3	1,000,000	1,039,370
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa2	1,285,000	1,330,977
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa3	1,000,000	1,075,680
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,030,990
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	986,148
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,030,044

					11,166,507

North Carolina (3.59%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,052,660
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa3	1,355,000	1,485,378
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,289,263
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aa1	1,500,000	1,542,600
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa3	195,000	203,436
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aa1	1,500,000	1,654,065
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa3	300,000	308,763

					7,536,165

Ohio (1.94%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aa2	1,000,000	1,057,630
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	780,480
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	Aa3	1,000,000	1,135,910
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa3	1,000,000	1,099,560

					4,073,580

Oklahoma (1.14%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	Aa2	1,165,000	1,230,485
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aa1	400,000	433,340
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	740,000	735,523

					2,399,348

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (6.13%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	$1,000,000	$1,093,490
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	A	2,000,000	2,107,020
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aa1	1,655,000	1,717,559
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A3	705,000	749,697
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	A1	1,825,000	1,993,940
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	A1	1,375,000	1,499,245
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	570,000	601,641
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	330,000	348,318
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa2	575,000	656,500
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,061,210
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa2	940,000	1,059,634

					12,888,254

Rhode Island (1.26%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,056,580
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa3	1,000,000	1,056,880
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	534,730

					2,648,190

South Carolina (2.57%)
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa3	1,500,000	1,555,890
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	3,851,680

					5,407,570

South Dakota (0.38%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	A2	800,000	807,256

Tennessee (4.20%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	A1	1,000,000	1,124,410
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	A1	500,000	557,450
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	A1	840,000	925,462
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa3	1,125,000	1,146,949
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	1,000,000	1,061,890
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	425,000	441,741
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,332,958
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,238,802

					8,829,662

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (3.46%)
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AA	$2,550,000	$2,576,214
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa3	2,000,000	2,126,980
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1	1,500,000	1,629,555
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	933,075

					7,265,824
Utah (0.37%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	778,593

Virginia (2.52%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,144,280
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	550,155
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa2	1,550,000	1,636,149
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,035,540
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	931,176

					5,297,300
Washington (4.57%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	A1	1,420,000	1,528,772
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,175,480
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	Aa1	2,500,000	2,643,500
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	A1	680,000	702,664
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa2	1,140,000	1,159,882
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	A1	445,000	463,000
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa2	900,000	926,118

					9,599,416
Wisconsin (0.43%)
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aa1	850,000	904,026

Total Long-term Municipal Bonds
(cost $189,498,076)					195,379,616

See accompanying notes to schedule of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Short-term Investments (6.74%)
JPMorgan Tax Free Money Market Fund	14,157,037	$14,157,037
Total Short-term Investments
(cost $14,157,037)		14,157,037
TOTAL INVESTMENTS (99.72%)
(cost $203,655,113)		209,536,653
OTHER ASSETS, NET OF LIABILITIES (0.28%)		586,508

NET ASSETS (100.00%)		$210,123,161

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 4.48% Advanced Refund Bonds, 40.86% General Obligation Bonds and 54.66% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

NR - Not Rated

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (100.36%)
Agriculture, Foods, & Beverage (2.12%)
Coca-Cola Co. (a)
0.120%, 04/06/2010	$1,500,000	$1,499,975
0.120%, 05/03/2010	3,500,000	3,499,627

		4,999,602
Automotive (9.73%)
American Honda Finance Corp.
0.130%, 04/07/2010	2,000,000	1,999,957
0.150%, 04/22/2010	250,000	249,978
0.160%, 05/12/2010	450,000	449,918
0.190%, 05/27/2010	8,000,000	7,997,636
0.200%, 07/23/2010	350,000	349,780
Toyota Motor Credit Corp.
0.190%, 04/09/2010	11,900,000	11,899,498

		22,946,767
Consumer & Marketing (1.27%)
Nestle Capital Corp. (a)
0.210%, 07/15/2010	3,000,000	2,998,162

Financial Services (5.00%)
General Electric Capital Corp.
0.180%, 05/20/2010	11,800,000	11,797,109

Government Agency Securities (b) (73.02%)
Federal Home Loan Bank
0.090%, 04/16/2010	9,000,000	8,999,662
0.090%, 04/23/2010	3,000,000	2,999,828
0.100%, 04/23/2010	2,000,000	1,999,885
0.100%, 04/26/2010	10,000,000	9,999,306
0.110%, 04/28/2010	3,000,000	2,999,752
0.110%, 05/10/2010	7,000,000	6,999,166
0.140%, 05/28/2010	6,000,000	5,998,670
0.170%, 06/02/2010	6,000,000	5,998,243
0.170%, 06/09/2010	8,000,000	7,997,260
0.185%, 06/09/2010	11,000,000	10,996,233
0.180%, 06/11/2010	12,000,000	11,995,740
0.150%, 06/22/2010	8,000,000	7,997,267
Federal Home Loan Mortgage Corp.
0.120%, 04/27/2010	10,000,000	9,999,133
0.110%, 05/04/2010	10,000,000	9,998,992
0.130%, 05/17/2010	4,000,000	3,999,336
0.170%, 06/03/2010	12,000,000	11,996,430
0.170%, 06/04/2010	16,000,000	15,995,164
0.180%, 06/14/2010	8,000,000	7,997,040
Federal National Mortgage Association
0.125%, 04/28/2010	5,000,000	4,999,531
0.110%, 05/05/2010	7,228,000	7,227,249
0.135%, 05/19/2010	9,000,000	8,998,380
0.140%, 05/26/2010	6,000,000	5,998,717

		172,190,984
Health Care (1.53%)
Abbott Laboratories (a)
0.130%, 04/12/2010	1,600,000	1,599,936

	Principal amount	Value
Short-term Investments (Cont.)
Health Care (Cont.)
0.120%, 04/13/2010	$2,000,000	$1,999,920

		3,599,856
Machinery & Manufacturing (1.23%)
Caterpillar Financial Services Corp.
0.150%, 04/13/2010	2,901,000	2,900,855

Oil & Gas (5.00%)
Chevron Funding Corp.
0.160%, 04/22/2010	11,800,000	11,798,898

	Shares	Value
Registered Investment Companies (1.46%)
JPMorgan U.S. Government Money Market Fund	3,430,101	$3,430,101

Total Short-term Investments
(cost $236,662,334)		236,662,334

TOTAL INVESTMENTS (100.36%)
(cost $236,662,334)		236,662,334
LIABILITIES, NET OF OTHER ASSETS (-0.36%)		(839,557)
NET ASSETS (100.00%)		$235,822,777

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $11,597,620 or 4.92% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives. Effective May 1, 2010 the name of the State Farm LifePath Income Fund will change to the State Farm LifePath Retirement Fund.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of March 31, 2010:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$244,604,323	$—	$—	$244,604,323
Short-term Investments	2,314,010	—	—	2,314,010
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	142,564,647	—	—	142,564,647
Registered Investment Companies	565,596	—	—	565,596
Short-term Investments	2,031,004	—	—	2,031,004
International Equity Fund					—	668	—	668
Common Stocks (a)	97,113,867	—	—	97,113,867
Preferred Stocks (a)	5,266,619	—	—	5,266,619
Repurchase Agreement	—	3,555,573	—	3,555,573
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	515,311,977	—	515,311,977
Small Cap Index Fund					18,866	—	—	18,866
Common Stocks (a)	255,134,293	—	0	255,134,293
Registered Investment Companies	2,774,037	—	—	2,774,037
Short-term Investments	4,137,498	679,908	—	4,817,406
International Index Fund					98,005	(37,568)	—	60,437
Common Stocks (a)	200,356,681	472,540	0	200,829,221
Preferred Stocks (a)	781,139	—	—	781,139
Repurchase Agreement	—	596,559	—	596,559
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	160,428,365	—	—	160,428,365
Bond Fund					—	—	—	—
Corporate Bonds	—	179,812,461	—	179,812,461
Taxable Municipal Bonds	—	2,052,530	—	2,052,530
Commercial Mortgaged-Backed Securities	—	10,246,844	—	10,246,844
Agency Notes & Bonds	—	13,124,394	—	13,124,394
Mortgage-Backed Securities	—	98,619,800	—	98,619,800
U.S. Treasury Obligations	—	71,148,324	—	71,148,324
Short-term Investments	29,796,444	—	—	29,796,444
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	195,379,616	—	195,379,616
Short-term Investments	14,157,037	—	—	14,157,037
Money Market Fund					—	—	—	—
Short-term Investments	3,430,101	233,232,233	—	236,662,334
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Income Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$604,323,576	$—	$604,323,576
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	906,343,921	—	906,343,921
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	762,406,459	—	762,406,459
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	582,465,283	—	582,465,283
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	28,286,711	—	28,286,711

On December 31, 2009, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using an independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On March 31, 2010, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on March 31, 2010 at $102,380,486 were transferred from Level 2 to Level 1 in the International Equity Fund and $201,137,820 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The International Equity Fund, Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2009 or for the period ended March 31, 2010. The remaining Funds did not hold any Level 3 securities as of December 31, 2009 or for the March 31, 2010.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of March 31, 2010. For the Feeder Funds, see the Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2010, the Tax Advantaged Bond Fund had commitments of $2,994,238 (representing 1.42% of net assets) for when-issued securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of March 31, 2010 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	23.38%
LifePath Income Fund	LifePath Retirement Master Portfolio	48.03%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	45.13%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	46.98%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	45.72%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	44.81%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of March 31, 2010, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$210,113,656	$40,717,945	$(3,913,268)	$36,804,677
Small/Mid Cap Equity Fund	117,406,183	29,081,965	(1,326,901)	27,755,064
International Equity Fund	96,003,487	14,156,652	(4,224,080)	9,932,572
Small Cap Index Fund	262,466,326	54,071,558	(53,812,148)	259,410
International Index Fund	192,520,098	39,676,455	(29,989,634)	9,686,821
Equity and Bond Fund	191,970,992	3,043,870	(34,586,497)	(31,542,627)
Bond Fund	389,202,723	16,488,466	(890,392)	15,598,074
Tax Advantaged Bond Fund	203,655,113	6,503,150	(621,610)	5,881,540
Money Market Fund	236,662,334	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund, Small Cap Index Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $987,977 as ordinary income for federal income tax purposes during 2009. The Small Cap Index Fund recognized realized gains of $1,258 as ordinary income for federal income tax purposes during 2009. The International Index Fund recognized unrealized appreciation (depreciation) of $638,423 as ordinary income for federal income tax purposes during 2009. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2009 was $1,089,018 for the International Equity Fund and $879,188 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bear the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, may realize a loss.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3.	Futures and foreign currency contracts

As of March 31, 2010, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts.

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
23,234	British Pound	1	04/07/2010	(35,315)	$—	$(58)
44,169	Euro	3	04/01/2010-04/07/2010	(59,736)	21	(101)
83,578	Swiss Franc	2	04/01/2010-04/06/2010	(78,460)	806	—

				Total	$827	$(159)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
647,861	Euro	3	06/16/2010	(884,000)	235	(9,162)
302,416	Hong Kong Dollar	1	06/17/2010	(39,000)	—	(50)
63,277,954	Japanese Yen	2	06/16/2010	(700,000)	—	(23,117)
69,934	Singapore Dollar	1	06/16/2010	(50,000)	—	(10)
(158,789)	Australian Dollar	1	06/16/2010	144,000	—	(1,713)
(312,676)	British Pound	1	06/16/2010	469,000	—	(5,283)
(32,414,095)	Japanese Yen	1	06/16/2010	350,000	3,154	—
(108,141)	Swiss Franc	1	06/16/2010	101,000	—	(1,622)

				Total	$3,389	$(40,957)

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2010:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	50	$3,366,634	$3,385,500	Long	June ‘10	$18,866

						Total	$18,866

International Index Fund	DJ Euro Stoxx 50	49	1,873,541	1,886,845	Long	June ‘10	13,304
International Index Fund	FTSE 100 Index	14	1,183,480	1,191,950	Long	June ‘10	8,470
International Index Fund	Hang Seng Index	1	136,195	136,717	Long	April ‘10	522
International Index Fund	ASX SPI 200 Index	4	445,175	447,721	Long	June ‘10	2,546
International Index Fund	TOPIX Index	12	1,181,517	1,254,680	Long	June ‘10	73,163

						Total	$98,005

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell“). The State Farm Small Cap Index Fund (the ”Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks
Consumer Discretionary (10.9%)
Auto Components (0.2%)
The Goodyear Tire & Rubber Co. (a)	48,605	$614,367
Johnson Controls, Inc. (b)	135,471	4,469,188

		5,083,555

Automobiles (0.5%)
Ford Motor Co. (a)	679,797	8,545,048
Harley-Davidson, Inc. (b)	47,092	1,321,873

		9,866,921

Distributors (0.1%)
Genuine Parts Co. (b)	32,247	1,362,113
Diversified Consumer Services (0.2%)
Apollo Group, Inc. Class A (a)	25,934	1,589,495
DeVry, Inc. (b)	12,640	824,128
H&R Block, Inc.	67,406	1,199,827

		3,613,450

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	87,868	3,416,308
Darden Restaurants, Inc. (b)	28,429	1,266,227
International Game Technology (b)	59,686	1,101,207
Marriott International, Inc. Class A (b)	51,197	1,613,729
McDonald’s Corp.	217,414	14,505,862
Starbucks Corp. (a)(b)	150,448	3,651,373
Starwood Hotels & Resorts Worldwide, Inc. (b)	37,947	1,769,848
Wyndham Worldwide Corp. (b)	35,864	922,781
Wynn Resorts, Ltd.	13,971	1,059,421
Yum! Brands, Inc. (b)	94,775	3,632,726

		32,939,482

Household Durables (0.4%)
D.R. Horton, Inc.	55,394	697,964
Fortune Brands, Inc. (b)	30,572	1,483,048
Harman International Industries, Inc. (a)(b)	13,923	651,318
Leggett & Platt, Inc. (b)	30,358	656,947
Lennar Corp. Class A	32,497	559,273
Newell Rubbermaid, Inc. (b)	55,733	847,142
Pulte Homes, Inc. (a)	63,550	714,937
Stanley Black & Decker, Inc.	32,268	1,852,506
Whirlpool Corp.	15,039	1,312,153

		8,775,288

Internet & Catalog Retail (0.6%)
Amazon.com, Inc. (a)	69,082	9,376,500
Expedia, Inc. (b)	42,439	1,059,277
priceline.com, Inc. (a)	9,181	2,341,155

		12,776,932

	Shares	Value
Common Stocks (Cont.)
Leisure Equipment & Products (0.1%)
Eastman Kodak Co. (a)(b)	53,284	$308,514
Hasbro, Inc.	24,999	956,962
Mattel, Inc. (b)	73,182	1,664,159

		2,929,635

Media (2.9%)
CBS Corp. Class B (b)	136,762	1,906,462
Comcast Corp. Class A (b)	573,512	10,793,496
DIRECTV Class A (a)	189,089	6,393,099
Discovery Communications, Inc. (a)(b)	57,220	1,933,464
Gannett Co., Inc.	48,072	794,150
Interpublic Group of Cos., Inc. (a)(b)	99,201	825,352
The McGraw-Hill Cos., Inc.	63,585	2,266,805
Meredith Corp.	7,235	248,956
The New York Times Co. Class A (a)	24,016	267,298
News Corp. Class A (b)	455,652	6,565,945
Omnicom Group, Inc. (b)	62,915	2,441,731
Scripps Networks Interactive, Inc. Class A (b)	17,944	795,817
Time Warner Cable, Inc. (b)	71,342	3,803,242
Time Warner, Inc.	232,551	7,271,870
Viacom, Inc. Class B (a)(b)	122,834	4,223,033
The Walt Disney Co. (b)	391,508	13,667,544
The Washington Post Co. Class B	1,252	556,114

		64,754,378

Multiline Retail (1.9%)
Big Lots, Inc. (a)	16,913	615,972
Family Dollar Stores, Inc. (b)	28,170	1,031,304
J.C. Penney Co., Inc. (b)	47,931	1,541,940
Kohl’s Corp. (a)	61,809	3,385,897
Macy’s, Inc. (b)	84,900	1,848,273
Nordstrom, Inc.	33,577	1,371,620
Sears Holdings Corp. (a)	9,879	1,071,180
Target Corp. (b)	152,083	7,999,566
Wal-Mart Stores, Inc.	431,047	23,966,213

		42,831,965

Specialty Retail (2.0%)
Abercrombie & Fitch Co. Class A	17,986	820,881
AutoNation, Inc. (a)	18,691	337,933
AutoZone, Inc. (a)(b)	6,045	1,046,329
Bed Bath & Beyond, Inc. (a)(b)	53,101	2,323,700
Best Buy Co., Inc.	69,076	2,938,493
GameStop Corp. Class A (a)(b)	33,806	740,690
The Gap, Inc.	96,430	2,228,497
The Home Depot, Inc.	343,649	11,117,045
Limited Brands, Inc. (b)	54,351	1,338,122
Lowe’s Cos., Inc.	297,601	7,213,848

66

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Specialty Retail (2.0%) (Cont.)
O'Reilly Automotive, Inc. (a)(b)	27,733	$1,156,744
Office Depot, Inc. (a)(b)	56,343	449,617
RadioShack Corp.	25,018	566,157
Ross Stores, Inc. (b)	24,939	1,333,488
The Sherwin-Williams Co. (b)	18,711	1,266,361
Staples, Inc. (b)	146,968	3,437,582
The TJX Cos., Inc. (b)	84,950	3,612,074
Tiffany & Co.	25,327	1,202,779
Urban Outfitters, Inc. (a)	26,177	995,511

		44,125,851

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc. (b)	63,666	2,516,080
NIKE, Inc. Class B	78,843	5,794,961
Polo Ralph Lauren Corp.	11,591	985,699
VF Corp. (b)	17,969	1,440,215
		10,736,955

Total Consumer Discretionary		239,796,525

Consumer Staples (9.8%)
Beverages (2.5%)
Brown-Forman Corp. Class B (b)	22,094	1,313,488
The Coca-Cola Co.	465,673	25,612,015
Coca-Cola Enterprises, Inc.	64,362	1,780,253
Constellation Brands, Inc. (a)	40,667	668,565
Dr Pepper Snapple Group, Inc.	51,155	1,799,121
Molson Coors Brewing Co. Class B	31,860	1,340,032
PepsiCo, Inc. (b)	329,941	21,828,897

		54,342,371

Food & Staples Retailing (1.5%)
CVS Caremark Corp. (b)	281,046	10,275,042
Costco Wholesale Corp.	88,626	5,291,858
The Kroger Co.	131,608	2,850,629
SUPERVALU, Inc. (b)	43,040	717,907
Safeway, Inc.	78,839	1,959,938
Sysco Corp. (b)	119,857	3,535,782
Walgreen Co. (b)	199,192	7,388,031
Whole Foods Market, Inc. (a)	34,424	1,244,428

		33,263,615

Food Products (1.6%)
Archer Daniels Midland Co.	130,127	3,760,670
Campbell Soup Co. (b)	38,321	1,354,647
ConAgra Foods, Inc. (b)	89,353	2,240,080
Dean Foods Co. (a)(b)	36,292	569,421
General Mills, Inc.	66,468	4,705,270
H.J. Heinz Co.	63,738	2,907,090
The Hershey Co. (b)	33,465	1,432,637
Hormel Foods Corp. (b)	14,191	596,164
The J.M. Smucker Co.	23,938	1,442,504

	Shares	Value
Common Stocks (Cont.)
Food Products (1.6%) (Cont.)
Kellogg Co. (b)	51,553	$2,754,477
Kraft Foods, Inc. Class A	350,578	10,601,479
McCormick & Co., Inc. (b)	26,655	1,022,486
Sara Lee Corp. (b)	140,421	1,956,064
Tyson Foods, Inc. Class A (b)	61,941	1,186,170

		36,529,159

Household Products (2.4%)
Colgate-Palmolive Co. (b)	99,809	8,509,715
The Clorox Co.	28,426	1,823,244
Kimberly-Clark Corp.	84,098	5,288,082
The Procter & Gamble Co.	586,712	37,121,268

		52,742,309

Personal Products (0.3%)
Avon Products, Inc. (b)	86,546	2,931,313
The Estee Lauder Cos., Inc. Class A	24,028	1,558,696
Mead Johnson Nutrition Co.	41,182	2,142,700

		6,632,709

Tobacco (1.5%)
Altria Group, Inc. (b)	419,869	8,615,712
Lorillard, Inc.	31,370	2,360,279
Philip Morris International, Inc.	380,019	19,821,791
Reynolds American, Inc. (b)	34,302	1,851,622

		32,649,404

Total Consumer Staples		216,159,567

Energy (10.5%)
Energy Equipment & Services (1.7%)
BJ Services Co.	59,107	1,264,890
Baker Hughes, Inc. (b)	62,874	2,945,018
Cameron International Corp. (a)	49,232	2,110,084
Diamond Offshore Drilling, Inc. (b)	14,037	1,246,626
FMC Technologies, Inc. (a)(b)	24,763	1,600,433
Halliburton Co.	182,600	5,501,738
Helmerich & Payne, Inc.	21,307	811,371
Nabors Industries Ltd. (a)	57,259	1,123,994
National Oilwell Varco, Inc.	84,645	3,434,894
Rowan Cos., Inc. (a)(b)	23,256	676,982
Schlumberger Ltd.	241,775	15,343,041
Smith International, Inc.	50,034	2,142,456

		38,201,527

Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	99,492	7,246,002
Apache Corp.	68,039	6,905,959
Cabot Oil & Gas Corp. (b)	20,805	765,624
Chesapeake Energy Corp.	131,403	3,106,367
Chevron Corp.	405,646	30,760,136
ConocoPhillips	300,172	15,359,801
CONSOL Energy, Inc.	36,462	1,555,469

67

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Energy (Cont.)
Oil, Gas & Consumable Fuels (Cont.)
Denbury Resources, Inc. (a)(b)	79,884	$1,347,643
Devon Energy Corp.	90,142	5,807,849
EOG Resources, Inc. (b)	51,103	4,749,513
El Paso Corp.	141,094	1,529,459
Exxon Mobil Corp.	953,586	63,871,190
Hess Corp.	58,719	3,672,873
Marathon Oil Corp. (b)	143,207	4,531,070
Massey Energy Co.	19,194	1,003,654
Murphy Oil Corp.	38,677	2,173,261
Noble Energy, Inc.	35,151	2,566,023
Occidental Petroleum Corp. (b)	164,073	13,870,731
Peabody Energy Corp.	54,337	2,483,201
Pioneer Natural Resources Co. (b)	23,223	1,307,919
Range Resources Corp. (b)	32,021	1,500,824
Southwestern Energy Co. (a)	69,753	2,840,342
Spectra Energy Corp. (b)	131,122	2,954,179
Sunoco, Inc.	23,728	704,959
Tesoro Corp. (b)	28,979	402,808
Valero Energy Corp. (b)	114,054	2,246,864
The Williams Cos., Inc.	118,051	2,726,978
XTO Energy, Inc.	117,681	5,552,190

		193,542,888

Total Energy		231,744,415

Financials (16.0%)
Capital Markets (2.6%)
Ameriprise Financial, Inc.	51,465	2,334,452
The Bank of New York Mellon Corp. (b)	243,747	7,526,907
The Charles Schwab Corp. (b)	197,105	3,683,893
E*TRADE Financial Corp. (a)	317,907	524,547
Federated Investors, Inc. Class B (b)	18,116	477,900
Franklin Resources, Inc.	30,032	3,330,549
The Goldman Sachs Group, Inc.	106,243	18,128,243
Invesco Ltd.	86,311	1,891,074
Janus Capital Group, Inc. (b)	36,685	524,229
Legg Mason, Inc.	32,929	944,075
Morgan Stanley	282,146	8,264,056
Northern Trust Corp.	48,967	2,705,916
State Street Corp.	100,209	4,523,434
T Rowe Price Group, Inc.	52,195	2,867,071

		57,726,346

Commercial Banks (3.0%)
BB&T Corp.	139,348	4,513,482
Comerica, Inc. (b)	35,146	1,336,954
Fifth Third Bancorp	161,158	2,190,137
First Horizon National Corp. (a)(b)	45,053	632,992
Huntington Bancshares, Inc.	145,740	782,624
KeyCorp	178,242	1,381,376
M&T Bank Corp. (b)	16,746	1,329,297

	Shares	Value
Financials (Cont.)
Commercial Banks (Cont.)
Marshall & Ilsley Corp.	105,640	$850,402
PNC Financial Services Group, Inc. (c)	104,439	6,235,008
Regions Financial Corp.	241,386	1,894,880
SunTrust Banks, Inc.	101,133	2,709,353
U.S. Bancorp	386,715	10,008,184
Wells Fargo & Co.	1,046,055	32,553,232
Zions BanCorp.	30,114	657,087

		67,075,008

Consumer Finance (0.8%)
American Express Co.	241,533	9,965,652
Capital One Financial Corp.	91,797	3,801,314
Discover Financial Services (b)	109,387	1,629,866
SLM Corp. (a)	97,448	1,220,049

		16,616,881

Diversified Financial Services (4.5%)
Bank of America Corp.	2,025,622	36,157,353
CME Group, Inc.	13,460	4,254,840
Citigroup, Inc. (a)	3,966,653	16,064,945
IntercontinentalExchange, Inc. (a)(b)	14,838	1,664,527
JPMorgan Chase & Co.	802,215	35,899,121
Leucadia National Corp. (a)(b)	38,525	955,805
Moody's Corp. (b)	39,532	1,176,077
The NASDAQ OMX Group, Inc. (a)	29,596	625,067
NYSE Euronext (b)	52,506	1,554,703

		98,352,438

Insurance (3.8%)
Aon Corp. (b)	54,084	2,309,928
Aflac, Inc. (b)	94,768	5,144,955
The Allstate Corp.	108,168	3,494,908
American International Group, Inc. (a)(b)	27,346	933,592
Assurant, Inc.	23,345	802,601
Berkshire Hathaway, Inc. Class B (a)(b)	334,166	27,157,671
Chubb Corp. (b)	66,517	3,448,906
Cincinnati Financial Corp. (b)	32,753	946,562
Genworth Financial, Inc. Class A (a)	98,401	1,804,674
Hartford Financial Services Group, Inc.	89,580	2,545,864
Lincoln National Corp.	61,225	1,879,607
Loews Corp.	71,877	2,679,575
Marsh & McLennan Cos., Inc.	107,231	2,618,581
MetLife, Inc.	165,610	7,177,537
Principal Financial Group, Inc. (b)	64,851	1,894,298
The Progressive Corp.	135,129	2,579,613
Prudential Financial, Inc.	93,803	5,675,081
Torchmark Corp.	16,618	889,229
The Travelers Cos., Inc. (b)	103,870	5,602,748
Unum Group	67,469	1,671,207

68

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
XL Capital Ltd. Class A	68,778	$1,299,904

		82,557,041

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co.	24,068	443,092
AvalonBay Communities, Inc.	16,401	1,416,226
Boston Properties, Inc.	27,987	2,111,339
Equity Residential	56,776	2,222,781
HCP, Inc. (b)	59,581	1,966,173
Health Care REIT, Inc.	24,848	1,123,875
Host Hotels & Resorts, Inc. (b)	131,469	1,926,021
Kimco Realty Corp.	81,521	1,274,989
Plum Creek Timber Co., Inc. (b)	32,756	1,274,536
ProLogis	95,351	1,258,633
Public Storage	27,489	2,528,713
Simon Property Group, Inc.	58,493	4,907,563
Ventas, Inc. (b)	31,855	1,512,475
Vornado Realty Trust (b)	31,820	2,408,774

		26,375,190

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A (a)	54,190	858,912
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	95,265	1,348,952
People’s United Financial, Inc.	75,648	1,183,135
		2,532,087

Total Financials		352,093,903

Health Care (11.8%)
Biotechnology (1.5%)
Amgen, Inc. (a)(b)	197,913	11,827,281
Biogen Idec, Inc. (a)	54,479	3,124,915
Celgene Corp. (a)(b)	92,955	5,759,492
Cephalon, Inc. (a)(b)	15,137	1,025,986
Genzyme Corp. (a)	53,824	2,789,698
Gilead Sciences, Inc. (a)(b)	182,311	8,291,504

		32,818,876

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	121,849	7,091,612
Becton Dickinson & Co.	47,703	3,755,657
Boston Scientific Corp. (a)(b)	306,299	2,211,479
C.R. Bard, Inc. (b)	19,416	1,681,814
CareFusion Corp. (a)	35,572	940,168
DENTSPLY International, Inc. (b)	29,956	1,043,967
Hospira, Inc. (a)	32,998	1,869,337
Intuitive Surgical, Inc. (a)	7,846	2,731,428
Medtronic, Inc.	223,266	10,053,668
St. Jude Medical, Inc. (a)(b)	65,925	2,706,221
Stryker Corp.	57,254	3,276,074
Varian Medical Systems, Inc. (a)(b)	24,916	1,378,602
Zimmer Holdings, Inc. (a)(b)	43,112	2,552,230

		41,292,257

	Shares	Value
Common Stocks (Cont.)
Health Care Providers & Services (2.1%)
Aetna, Inc. (b)	87,297	$3,064,998
AmerisourceBergen Corp. (b)	57,316	1,657,579
CIGNA Corp.	55,622	2,034,653
Cardinal Health, Inc.	73,226	2,638,333
Coventry Health Care, Inc. (a)(b)	30,271	748,299
DaVita, Inc. (a)	20,804	1,318,973
Express Scripts, Inc. (a)	55,633	5,661,214
Humana, Inc. (a)	34,253	1,602,013
Laboratory Corp. of America Holdings (a)(b)	21,252	1,608,989
McKesson Corp.	54,306	3,568,990
Medco Health Solutions, Inc. (a)	93,844	6,058,568
Patterson Cos., Inc. (b)	18,873	586,006
Quest Diagnostics, Inc. (b)	30,493	1,777,437
Tenet Healthcare Corp. (a)	89,297	510,779
UnitedHealth Group, Inc. (a)	234,013	7,645,205
WellPoint, Inc. (a)	89,784	5,780,294

		46,262,330

Life Sciences Tools & Services (0.4%)
Life Technologies Corp. (a)	36,406	1,902,942
Millipore Corp. (a)(b)	11,259	1,188,950
PerkinElmer, Inc.	23,493	561,483
Thermo Fisher Scientific, Inc. (a)	82,714	4,254,808
Waters Corp. (a)(b)	19,024	1,284,881

		9,193,064

Pharmaceuticals (5.9%)
Abbott Laboratories	313,447	16,512,388
Allergan, Inc.	62,224	4,064,472
Bristol-Myers Squibb Co.	346,235	9,244,475
Eli Lilly & Co. (b)	204,770	7,416,769
Forest Laboratories, Inc. (a)(b)	60,874	1,909,009
Johnson & Johnson	555,880	36,243,376
King Pharmaceuticals, Inc. (a)	50,653	595,679
Merck & Co., Inc.	628,982	23,492,478
Mylan, Inc. (a)(b)	61,932	1,406,476
Pfizer, Inc.	1,630,290	27,959,473
Watson Pharmaceuticals, Inc. (a)(b)	21,716	907,077

		129,751,672

Total Health Care		259,318,199

Industrials (10.2%)
Aerospace & Defense (2.9%)
The Boeing Co. (b)	152,786	11,093,791
General Dynamics Corp.	78,006	6,022,063
Goodrich Corp.	25,169	1,774,918
Honeywell International, Inc. (b)	154,261	6,983,395

69

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Aerospace & Defense (2.9%) (Cont.)
ITT Corp. (b)	36,867	$1,976,440
L-3 Communications Holdings, Inc.	23,430	2,146,891
Lockheed Martin Corp. (b)	63,784	5,308,105
Northrop Grumman Corp. (b)	61,271	4,017,539
Precision Castparts Corp. (b)	28,566	3,619,598
Raytheon Co.	76,700	4,381,104
Rockwell Collins, Inc. (b)	31,652	1,981,099
United Technologies Corp. (b)	189,223	13,928,705

		63,233,648

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc. (b)	33,785	1,886,892
Expeditors International of Washington, Inc. (b)	43,037	1,588,926
FedEx Corp. (b)	63,274	5,909,792
United Parcel Service, Inc. Class B (b)	200,637	12,923,029

		22,308,639

Airlines (0.1%)
Southwest Airlines Co. (b)	150,333	1,987,402

Building Products (0.1%)
Masco Corp.	72,068	1,118,496

Commercial Services & Supplies (0.5%)
Avery Dennison Corp. (b)	22,865	832,515
Cintas Corp. (b)	26,331	739,638
Iron Mountain, Inc.	36,926	1,011,772
Pitney Bowes, Inc. (b)	42,240	1,032,768
R.R. Donnelley & Sons Co.	41,233	880,325
Republic Services, Inc.	65,120	1,889,782
Stericycle, Inc. (a)(b)	17,183	936,474
Waste Management, Inc. (b)	98,180	3,380,337

		10,703,611

Construction & Engineering (0.2%)
Fluor Corp.	36,274	1,687,104
Jacobs Engineering Group, Inc. (a)(b)	25,372	1,146,560
Quanta Services, Inc. (a)(b)	42,117	806,962

		3,640,626

Electrical Equipment (0.5%)
Emerson Electric Co. (b)	152,124	7,657,922
First Solar, Inc. (a)(b)	9,839	1,206,754
Rockwell Automation, Inc. (b)	28,734	1,619,448
Roper Industries, Inc. (b)	18,817	1,088,375

		11,572,499

Industrial Conglomerates (2.4%)
3M Co.	143,662	12,005,833
General Electric Co.	2,154,444	39,210,881
Textron, Inc. (b)	54,796	1,163,319

		52,380,033

	Shares	Value
Common Stocks (Cont.)
Machinery (1.6%)
Caterpillar, Inc. (b)	126,026	$7,920,734
Cummins, Inc. (b)	40,565	2,513,002
Danaher Corp. (b)	52,838	4,222,285
Deere & Co. (b)	85,653	5,092,927
Dover Corp. (b)	37,782	1,766,309
Eaton Corp. (b)	33,512	2,539,204
Flowserve Corp.	11,217	1,236,899
Illinois Tool Works, Inc. (b)	78,159	3,701,610
PACCAR, Inc. (b)	73,407	3,181,459
Pall Corp.	23,852	965,767
Parker Hannifin Corp.	32,382	2,096,411
Snap-on, Inc.	11,836	512,972

		35,749,579

Professional Services (0.1%)
Dun & Bradstreet Corp. (b)	10,410	774,712
Equifax, Inc. (b)	25,348	907,459
Monster Worldwide, Inc. (a)(b)	25,836	429,136
Robert Half International, Inc. (b)	30,282	921,481

		3,032,788

Road & Rail (0.7%)
CSX Corp. (b)	78,927	4,017,384
Norfolk Southern Corp. (b)	74,613	4,170,121
Ryder System, Inc.	10,998	426,283
Union Pacific Corp.	102,124	7,485,689

		16,099,477

Trading Companies & Distributors (0.1%)
Fastenal Co. (b)	26,670	1,279,893
W.W. Grainger, Inc. (b)	12,508	1,352,365
		2,632,258

Total Industrials		224,459,056

Information Technology (18.2%)
Communications Equipment (2.4%)
Cisco Systems, Inc. (a)	1,156,606	30,106,454
Harris Corp. (b)	26,328	1,250,317
JDS Uniphase Corp. (a)(b)	44,612	558,988
Juniper Networks, Inc. (a)(b)	106,277	3,260,578
Motorola, Inc. (a)	467,653	3,282,924
QUALCOMM, Inc.	339,244	14,244,856
Tellabs, Inc.	76,840	581,679

		53,285,796

Computers & Peripherals (5.6%)
Apple, Inc. (a)	183,102	43,016,153
Dell, Inc. (a)	348,287	5,227,788
EMC Corp. (a)(b)	414,227	7,472,655
Hewlett-Packard Co. (b)	475,565	25,276,280
International Business Machines Corp. (b)	262,399	33,652,672
Lexmark International, Inc. Class A (a)(b)	15,605	563,028
NetApp, Inc. (a)	69,418	2,260,250

70

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
QLogic Corp. (a)(b)	23,399	$475,000
SanDisk Corp. (a)(b)	46,009	1,593,292
Teradata Corp. (a)	33,949	980,786
Western Digital Corp. (a)	46,021	1,794,359

		122,312,263

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc. (a)	70,266	2,416,448
Amphenol Corp. Class A	34,849	1,470,279
Corning, Inc.	314,499	6,356,025
FLIR Systems, Inc. (a)	30,683	865,261
Jabil Circuit, Inc. (b)	39,243	635,344
Molex, Inc. (b)	27,761	579,094

		12,322,451

Internet Software & Services (1.8%)
Akamai Technologies, Inc. (a)(b)	34,970	1,098,408
eBay, Inc. (a)(b)	228,009	6,144,843
Google, Inc. Class A (a)	48,794	27,666,686
VeriSign, Inc. (a)	37,352	971,525
Yahoo!, Inc. (a)(b)	240,848	3,981,217

		39,862,679

IT Services (1.4%)
Automatic Data Processing, Inc. (b)	101,987	4,535,362
Cognizant Technology Solutions Corp. Class A (a)(b)	59,976	3,057,577
Computer Sciences Corp. (a)	31,043	1,691,533
Fidelity National Information Services, Inc.	66,377	1,555,877
Fiserv, Inc. (a)(b)	30,920	1,569,499
MasterCard, Inc. Class A	19,467	4,944,618
Paychex, Inc. (b)	65,259	2,003,451
SAIC, Inc. (a)(b)	61,253	1,084,178
Total System Services, Inc. (b)	39,638	620,731
Visa, Inc. Class A (b)	90,238	8,214,365
The Western Union Co. (b)	138,369	2,346,738

		31,623,929

Office Electronics (0.1%)
Xerox Corp.	273,683	2,668,409

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc. (a)	114,752	1,063,751
Altera Corp. (b)	59,822	1,454,273
Analog Devices, Inc.	59,921	1,726,923
Applied Materials, Inc.	270,769	3,649,966
Broadcom Corp. Class A	87,311	2,896,979
Intel Corp.	1,115,941	24,840,847
KLA-Tencor Corp. (b)	34,633	1,070,853
LSI Corp. (a)	133,993	820,037
Linear Technology Corp. (b)	45,408	1,284,138
MEMC Electronic Materials, Inc. (a)(b)	45,504	697,576
Microchip Technology, Inc. (b)	36,996	1,041,807

	Shares	Value
Common Stocks (Cont.)
Semiconductors & Semiconductor Equipment (Cont.)
Micron Technology, Inc. (a)	172,449	$1,791,745
NVIDIA Corp. (a)	111,702	1,941,381
National Semiconductor Corp.	47,635	688,326
Novellus Systems, Inc. (a)(b)	19,704	492,600
Teradyne, Inc. (a)(b)	35,964	401,718
Texas Instruments, Inc. (b)	251,127	6,145,078
Xilinx, Inc. (b)	55,940	1,426,470

		53,434,468

Software (3.9%)
Adobe Systems, Inc. (a)	105,677	3,737,795
Autodesk, Inc. (a)	46,621	1,371,590
BMC Software, Inc. (a)(b)	37,049	1,407,862
CA, Inc.	79,559	1,867,250
Citrix Systems, Inc. (a)(b)	37,151	1,763,558
Compuware Corp. (a)(b)	45,978	386,215
Electronic Arts, Inc. (a)(b)	66,073	1,232,922
Intuit, Inc. (a)(b)	63,631	2,185,089
McAfee, Inc. (a)	31,920	1,280,950
Microsoft Corp. (b)	1,541,219	45,111,480
Novell, Inc. (a)(b)	71,638	429,112
Oracle Corp.	789,694	20,287,239
Red Hat, Inc. (a)	37,914	1,109,743
Salesforce.com, Inc. (a)(b)	22,290	1,659,490
Symantec Corp. (a)	163,295	2,762,951

		86,593,246

Total Information Technology		402,103,241

Materials (3.4%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	42,946	3,175,857
Airgas, Inc.	16,738	1,064,871
CF Industries Holdings, Inc.	9,918	904,323
The Dow Chemical Co. (b)	232,105	6,863,345
EI du Pont de Nemours & Co. (b)	182,753	6,805,722
Eastman Chemical Co. (b)	14,579	928,391
Ecolab, Inc.	47,900	2,105,205
FMC Corp. (b)	14,707	890,362
International Flavors & Fragrances, Inc. (b)	16,142	769,489
Monsanto Co.	110,282	7,876,340
PPG Industries, Inc.	33,619	2,198,683
Praxair, Inc.	61,961	5,142,763
Sigma-Aldrich Corp. (b)	24,499	1,314,616

		40,039,967

Construction Materials (0.1%)
Vulcan Materials Co. (b)	25,402	1,199,990

Containers & Packaging (0.2%)
Ball Corp.	19,117	1,020,465
Bemis Co., Inc.	21,885	628,537

71

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Containers & Packaging (0.2%) (Cont.)
Owens-Illinois, Inc. (a)(b)	33,877	$1,203,989
Pactiv Corp. (a)(b)	27,082	681,925
Sealed Air Corp. (b)	32,383	682,634

		4,217,550

Metals & Mining (1.1%)
AK Steel Holding Corp.	21,927	501,251
Alcoa, Inc. (b)	205,629	2,928,157
Allegheny Technologies, Inc. (b)	19,986	1,079,044
Cliffs Natural Resources, Inc. (b)	27,217	1,931,046
Freeport-McMoRan Copper & Gold, Inc. (b)	86,879	7,257,872
Newmont Mining Corp.	99,263	5,055,465
Nucor Corp. (b)	63,727	2,891,931
Titanium Metals Corp. (a)	17,538	290,955
United States Steel Corp. (b)	29,088	1,847,670

		23,783,391

Paper & Forest Products (0.2%)
International Paper Co.	87,241	2,147,001
MeadWestvaco Corp. (b)	34,856	890,571
Weyerhaeuser Co. (b)	42,636	1,930,132

		4,967,704

Total Materials		74,208,602

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc. (b)	1,192,242	30,807,533
CenturyTel, Inc.	60,486	2,144,834
Frontier Communications Corp. (b)	63,960	475,862
Qwest Communications International, Inc.	299,089	1,561,245
Verizon Communications, Inc. (b)	572,947	17,772,816
Windstream Corp. (b)	91,737	999,016

		53,761,306

Wireless Telecommunication Services (0.3%)
American Tower Corp. Class A (a)	81,183	3,459,208
MetroPCS Communications, Inc. (a)(b)	51,907	367,501
Sprint Nextel Corp. (a)	599,609	2,278,514

		6,105,223

Total Telecommunication Services		59,866,529

Utilities (3.3%)
Electric Utilities (1.7%)
Allegheny Energy, Inc.	34,178	786,094
American Electric Power Co., Inc.	96,796	3,308,487
Duke Energy Corp. (b)	264,194	4,311,646
Edison International	65,624	2,242,372
Entergy Corp.	38,295	3,115,298
Exelon Corp. (b)	133,458	5,846,795
FPL Group, Inc.	83,645	4,042,563
FirstEnergy Corp.	61,805	2,415,958
Northeast Utilities	35,718	987,246
PPL Corp. (b)	76,359	2,115,908
Pepco Holdings, Inc. (b)	44,898	770,001
Pinnacle West Capital Corp. (b)	20,328	766,975
Progress Energy, Inc. (b)	57,328	2,256,430
Southern Co. (b)	165,495	5,487,814

		38,453,587

	Shares	Value
Common Stocks (Cont.)
Gas Utilities (0.2%)
EQT Corp.	29,038	$1,190,558
Nicor, Inc.	9,098	381,388
Oneok, Inc.	21,306	972,619
Questar Corp.	35,495	1,533,384

		4,077,949

Independent Power Producers & Energy Traders (0.2%)
The AES Corp. (a)	134,486	1,479,346
Constellation Energy Group, Inc.	40,489	1,421,569
NRG Energy, Inc. (a)	25,716	537,464

		3,438,379

Multi-Utilities (1.2%)
Ameren Corp.	47,612	1,241,721
CMS Energy Corp. (b)	46,731	722,461
Centerpoint Energy, Inc. (b)	78,893	1,132,903
Consolidated Edison, Inc. (b)	56,684	2,524,705
DTE Energy Co. (b)	33,526	1,495,260
Dominion Resources, Inc. (b)	121,044	4,976,119
Integrys Energy Group, Inc. (b)	15,325	726,099
NiSource, Inc. (b)	55,518	877,184
PG&E Corp. (b)	74,852	3,175,222
Public Service Enterprise Group, Inc.	102,375	3,022,110
SCANA Corp. (b)	22,356	840,362
Sempra Energy	49,926	2,491,307
TECO Energy, Inc.	43,695	694,314
Wisconsin Energy Corp. (b)	23,491	1,160,690
Xcel Energy, Inc. (b)	91,939	1,949,107

		27,029,564

Total Utilities		72,999,479

Total Long-Term Investments
(Cost $2,050,912,391) (96.8) %		2,132,749,516

Short-Term Securities
Money Market Funds (17.9%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)(e)	343,925,790	343,925,790
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)(e)	51,087,689	51,087,689

		395,013,479

	Par (000)	Value
U.S. Treasury Obligations (0.3%)	7,250	$7,247,716
U.S. Treasury Bill, 0.14%, 6/24/10 (f) (g)
Total Short-Term Securities

72

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
(Cost $402,260,925) (18.2%)		$402,261,195
Total Investments
(Cost $2,453,173,316*) (115.0%)		2,535,010,711
Liabilities in Excess of Other Assets (15.0)%		(331,240,241)

Net Assets (100.0%)		$2,203,770,470

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,507,228,490

Gross unrealized appreciation	439,748,357
Gross unrealized depreciation	(411,966,136)

Net unrealized appreciation	27,782,221

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase Cost	Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	$1,480,111,811	$—	—	166,025
BlackRock Cash Funds: Prime	246,678,781	—	—	24,472
PNC Financial Services Group, Inc.	590,909	—	—	9,343

(d)	Represents the seven-day yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
1,211	S&P 500 Index	Chicago	June 2010	70,552,860	1,257,251

The total notional amounts of open financial futures contracts as of March 31, 2010 was $70,552,860. Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Investment Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments (1):
Common Stocks	2,132,749,516	—	—	2,132,749,516
Short-Term Securities:
Money Market Funds	395,013,479	—	—	395,013,479
U.S. Government Obligations	—	7,247,716	—	7,247,716

Total	2,527,762,995	7,247,716	—	2,535,010,711

73

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

Derivative Financial Instruments (2)
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts.	1,257,251	—	—	1,257,251

Total	1,257,251	—	—	1,257,251

(1)	See above Schedule of Investments for values in each sector and industry.
(2)	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, options purchased and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

74

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (71.4%)
Active Stock Master Portfolio		$244,853,159
CoreAlpha Bond Master Portfolio		654,037,080

Total Master Portfolios		898,890,239

Exchange-Traded Funds (28.3%)
iShares Barclays TIPS Bond Fund (a)	1,089,259	113,184,903
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	135,172	7,748,059
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	351,487	10,161,489
iShares MSCI Canada Index Fund (a)(b)	370,729	10,339,632
iShares MSCI EAFE Index Fund (a)(b)	1,514,450	84,809,200
iShares MSCI EAFE Small Cap Index Fund (a)(b)	273,404	10,225,310
iShares MSCI Emerging Markets Index Fund (a)(b)	716,336	30,172,072
iShares S&P MidCap 400 Index Fund (a)(b)	788,075	62,021,502
iShares S&P SmallCap 600 Index Fund (a)(b)	462,073	27,465,619

Total Exchange-Traded Funds
(Cost $313,804,707*)		356,127,786

Money Market Funds (9.9%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%	106,023,050	106,023,050
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (a)(c)(d)	18,684,841	18,684,841

Total Money Market Funds
(Cost $124,707,891*)		124,707,891

Total Affiliated Investment Companies (109.6%)		1,379,725,916
Liabilities in Excess of Other Assets ((9.6)%)		(121,392,719)

Net Assets (100.0%)		1,258,333,197

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	438,512,598

Gross unrealized appreciation	42,605,933
Gross unrealized depreciation	(282,854)

Net unrealized appreciation	42,323,079

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

	Purchase Cost		Sales Cost	Realized Gain/ (Loss)	Income
BlackRock Cash Funds: Institutional	17,241,878	(1)	—	—	59,511
BlackRock Cash Funds: Prime	4,874,562	(1)	—	—	10,525
iShares Barclays TIPS Bond Fund	7,410,506		—	—	218,186
iShares Cohen & Steers Realty Major Index Fund	—		145,683	(47,388)	64,202
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—		2,988,296	(670,474)	80,664
iShares MSCI Canada Index Fund	480,525		—	—	—
iShares MSCI EAFE Index Fund	6,794,902		1,003,577	(54,195)	—
iShares MSCI EAFE Small Cap Index Fund	—		—	—	—
iShares MSCI Emerging Markets Index Fund	1,396,428		—	—	—
iShares S&P MidCap 400 Index Fund	1,111,496		260,955	12,659	155,584
iShares S&P SmallCap 600 Index Fund	495,947		—	—	58,414

(1)	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(d)	Represents the seven-day yield as of report date.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds.	356,127,786	—	—	356,127,786
Master Portfolios	—	898,890,239	—	898,890,239
Short-Term Securities:
Money Market Funds.	124,707,891	—	—	124,707,891

Total	480,835,677	898,890,239	—	1,379,725,916

75

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (64.7%)
Active Stock Master Portfolio		$611,495,931
CoreAlpha Bond Master Portfolio		688,202,906

Total Master Portfolios		1,299,698,837

Exchange-Traded Funds (34.7%)
iShares Barclays TIPS Bond Fund (a)	1,060,762	110,223,780
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	653,485	37,457,760
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	1,824,698	52,752,019
iShares MSCI Canada Index Fund (a)(b)	897,526	25,032,000
iShares MSCI EAFE Index Fund (a)(b)	3,613,952	202,381,312
iShares MSCI EAFE Small Cap Index Fund (a)(b)	670,646	25,082,160
iShares MSCI Emerging Markets Index Fund (a)(b)	1,762,890	74,252,927
iShares S&P MidCap 400 Index Fund (a)(b)	1,498,610	117,940,607
iShares S&P SmallCap 600 Index Fund (a)(b)	873,179	51,901,760

Total Exchange-Traded Funds
(Cost $628,985,968*)		697,024,325

Money Market Funds (15.3%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	260,997,577	260,997,577
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (a)(c)(d)	46,519,238	46,519,238

Total Money Market Funds
(Cost $307,516,815*)		307,516,815

Total Affiliated Investment Companies (114.7%)		2,304,239,977
Liabilities in Excess of Other Assets ((14.7)%)		(296,149,126)

Net Assets (100.0%)		2,008,090,851

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	936,502,783

Gross unrealized appreciation	70,354,224
Gross unrealized depreciation	(2,315,867)

Net unrealized appreciation	68,038,357

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	34,822,351	(1)	—	—	135,555
BlackRock Cash Funds: Prime	10,915,572	(1)	—	—	23,454

Affiliate	Purchase Cost	Sale Cost	Realized Loss	Income
iShares Barclays TIPS Bond Fund	9,775,065	—	—	210,043
iShares Cohen & Steers Realty Major Index Fund	2,649,526	—	—	310,384
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	6,748,665	9,369,667	(2,113,844)	387,835
iShares MSCI Canada Index Fund	2,190,376	—	—	—
iShares MSCI EAFE Index Fund	17,182,269	116,330	(17,114)	—
iShares MSCI EAFE Small Cap Index Fund	1,995,228	—	—	—
iShares MSCI Emerging Markets Index Fund	6,024,049	—	—	—
iShares S&P MidCap 400 Index Fund	3,692,506	—	—	295,860
iShares S&P SmallCap 600 Index Fund	712,754	—	—	110,385

(1)	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	Represents the seven-day yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	697,024,325	—	—	697,024,325
Master Portfolios	—	1,299,698,837	—	1,299,698,837
Short-Term Securities:
Money Market Funds	307,516,815	—	—	307,516,815

Total	1,004,541,140	1,299,698,837	—	2,304,239,977

76

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (59.9%)
Active Stock Master Portfolio		$623,074,370
CoreAlpha Bond Master Portfolio		348,597,846

Total Master Portfolios		971,672,216

Exchange-Traded Funds (39.8%)
iShares Barclays TIPS Bond Fund (a)	480,561	49,935,094
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	771,904	44,245,537
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,197,326	63,524,695
iShares MSCI Canada Index Fund (a)(b)	896,780	25,011,194
iShares MSCI EAFE Index Fund (a)(b)	3,739,103	209,389,768
iShares MSCI EAFE Small Cap Index Fund (a)	637,133	23,828,774
iShares MSCI Emerging Markets Index Fund (a)(b)	1,844,291	77,681,537
iShares S&P MidCap 400 Index Fund (a)	1,347,935	106,082,484
iShares S&P SmallCap 600 Index Fund (a)(b)	787,955	46,836,045

Total Exchange-Traded Funds
(Cost $587,232,433*)		646,535,128

Money Market Funds (21.3%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	292,862,155	292,862,155
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (a)(c)(d)	52,403,156	52,403,156

Total Money Market Funds
(Cost $345,265,311*)		345,265,311

Total Affiliated Investment Companies (121.0%)		1,963,472,655
Liabilities in Excess of Other Assets ((21.0)%)		(340,516,023)

Net Assets (100.0%)		1,622,956,632

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	932,497,744

Gross unrealized appreciation	60,453,620
Gross unrealized depreciation	(1,150,925)

Net unrealized appreciation	59,302,695

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

	Purchase Cost		Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	75,796,619	(1)	—	—	132,162
BlackRock Cash Funds: Prime	17,952,884	(1)	—	—	22,929
iShares Barclays TIPS Bond Fund	5,031,360		—	—	96,455
iShares Cohen & Steers Realty Major Index Fund	1,748,752		—	—	366,630
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	7,585,220		10,783,868	(2,419,541)	464,621
iShares MSCI Canada Index Fund	1,962,797		—	—	—
iShares MSCI EAFE Index Fund	23,230,346		—	—	—
iShares MSCI EAFE Small Cap Index Fund	809,670		—	—	—
iShares MSCI Emerging Markets Index Fund	9,218,550		—	—	—
iShares S&P MidCap 400 Index Fund	3,024,334		—	—	266,113
iShares S&P SmallCap 600 Index Fund	831,841		—	—	99,611

(1)	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	Represents the seven-day yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	646,535,128	—	—	646,535,128
Master Portfolios	—	971,672,216	—	971,672,216
Short-Term Securities:
Money Market Funds	345,265,311	—	—	345,265,311

Total	991,800,439	971,672,216	—	1,963,472,655

77

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (55.5%)
Active Stock Master Portfolio		$568,784,175
CoreAlpha Bond Master Portfolio		138,753,809

Total Master Portfolios		707,537,984

Exchange-Traded Funds (43.7%)
iShares Barclays TIPS Bond Fund (a)	132,705	13,789,377
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	697,789	39,997,266
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,189,998	63,312,842
iShares MSCI Canada Index Fund (a)	832,182	23,209,556
iShares MSCI EAFE Index Fund (a)(b)	3,422,803	191,676,968
iShares MSCI EAFE Small Cap Index Fund (a)(b)	587,616	21,976,838
iShares MSCI Emerging Markets Index Fund (a)(b)	1,688,233	71,108,374
iShares S&P MidCap 400 Index Fund (a)	1,156,439	91,011,749
iShares S&P SmallCap 600 Index Fund (a)(b)	678,082	40,305,194
Total Exchange-Traded Funds

(Cost $513,281,759*)		556,388,164

Money Market Funds (25.7%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	277,805,454	277,805,454
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (a)(c)(d)	49,791,098	49,791,098
Total Money Market Funds

(Cost $327,596,552*)		327,596,552

Total Affiliated Investment Companies (124.9%)		1,591,522,700
Liabilities in Excess of Other Assets ((24.9)%)		(317,678,693)

Net Assets (100.0%)		1,273,844,007

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	840,878,311

Gross unrealized appreciation	43,777,990
Gross unrealized depreciation	(671,585)

Net unrealized appreciation	43,106,405

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	77,820,729	(1)	—	—	117,420
BlackRock Cash Funds: Prime	180,352,311	(1)	—	—	20,933
iShares Barclays TIPS Bond Fund	1,444,596		—	—	27,305
iShares Cohen & Steers Realty Major Index Fund	1,942,956		7,040,547	(2,473,312)	369,330
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	6,385,105		10,653,964	(2,390,395)	462,599
iShares MSCI Canada Index Fund	1,987,100		—	—	—
iShares MSCI EAFE Index Fund	20,622,514		277,917	(57,802)	—
iShares MSCI EAFE Small Cap Index Fund	1,075,388		—	—	—
iShares MSCI Emerging Markets Index Fund	7,858,492		—	—	—
iShares S&P MidCap 400 Index Fund	2,210,057		118,500	(11,081)	228,308
iShares S&P SmallCap 600 Index Fund	475,126		—	—	85,721

(1)	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(d)	Represents the seven-day yield as of report date.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	556,388,164	—	—	556,388,164
Master Portfolios	—	707,537,984	—	707,537,984
Short-Term Securities:
Money Market Funds	327,596,552	—	—	327,596,552

Total	883,984,716	707,537,984	—	1,591,522,700

78

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Affiliated Investment Companies
Master Portfolios (50.5%)
Active Stock Master Portfolio		$31,254,454
CoreAlpha Bond Master Portfolio		631,000

Total Master Portfolios		31,885,454

Exchange-Traded Funds (49.2%)
iShares Cohen & Steers Realty Majors Index Fund (a)	40,119	2,299,621
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	127,324	3,680,937
iShares MSCI Canada Index Fund (a)(b)	51,323	1,431,398
iShares MSCI EAFE Index Fund (a)(b)	196,642	11,011,952
iShares MSCI EAFE Small Cap Index Fund (a)(b)	37,251	1,393,187
iShares MSCI Emerging Markets Index Fund (a)(b)	94,971	4,000,179
iShares S&P MidCap 400 Index Fund (a)	63,426	4,991,626
iShares S&P SmallCap 600 Index Fund (a)(b)	37,824	2,248,259

Total Exchange-Traded Funds
(Cost $26,699,421*)		31,057,159

Money Market Funds (19.7%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (a)(c)(d)	10,592,691	10,592,691
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (a)(c)(d)	1,842,017	1,842,017

Total Money Market Funds
(Cost $12,434,708*)		12,434,708

Total Affiliated Investment Companies (119.4%)		75,377,321
Liabilities in Excess of Other Assets ((19.4)%)		(12,247,470)

Net Assets (100.0%)		63,129,851

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	39,134,129

Gross unrealized appreciation	4,357,738
Gross unrealized depreciation	0

Net unrealized appreciation	4,357,738

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional	2,203,225	(1)	—	—	4,157
BlackRock Cash Funds: Prime	541,037	(1)	—	—	687
iShares Cohen & Steers Realty Major Index Fund	761,089		180,023	96,998	21,361
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	1,217,044		278,274	109,718	26,297
iShares MSCI Canada Index Fund	578,289		—	—	—
iShares MSCI EAFE Index Fund	4,214,963		180,485	(3,606)	—
iShares MSCI EAFE Small Cap Index Fund	524,179		—	—	—
iShares MSCI Emerging Markets Index Fund	1,437,386		—	—	—
iShares S&P MidCap 400 Index Fund	1,579,342		206,685	91,965	13,045
iShares S&P SmallCap 600 Index Fund	640,808		21,897	8,273	4,845

(1)	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	Represents the seven-day yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	31,057,159	—	—	31,057,159
Master Portfolios	—	31,885,454	—	31,885,454
Short-Term Securities:
Money Market Funds	12,434,708	—	—	12,434,708

Total	43,491,867	31,885,454	—	75,377,321

79

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks
Consumer Discretionary (12.3%)
Auto Components (0.3%)
Autoliv, Inc. (a)(b)	25,441	$1,310,975
The Goodyear Tire & Rubber Co. (a)(b)	187,808	2,373,893
Lear Corp. (a)	21,822	1,731,576
TRW Automotive Holdings Corp. (a)	2,074	59,275
WABCO Holdings, Inc. (a)	4,286	128,237

		5,603,956

Automobiles (0.0%)
Thor Industries, Inc.	2,805	84,739
Diversified Consumer Services—0.4%
Apollo Group, Inc. Class A (a)(b)	141,916	8,698,032
ITT Educational Services, Inc. (a)(b)	1,034	116,304

		8,814,336

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	30,121	1,171,104
Choice Hotels International, Inc. (b)	2,384	82,987
International Game Technology (b)	2,846	52,509
Marriott International, Inc. Class A (b)	40,410	1,273,723
McDonald's Corp. (b)	467,421	31,186,329
Panera Bread Co. Class A (a)(b)	8,506	650,624
Penn National Gaming, Inc. (a)	1,765	49,067
Starbucks Corp. (a)(b)	210,840	5,117,087
WMS Industries, Inc. (a)(b)	11,146	467,463
Wendy's/Arby's Group, Inc.	404,288	2,021,440

		42,072,333

Household Durables (0.7%)
Garmin Ltd. (b)	14,357	552,457
Jarden Corp.	18,614	619,660
KB Home	15,283	255,990
Leggett & Platt, Inc. (b)	1,731	37,459
NVR, Inc. (a)(b)	15,430	11,209,895
Pulte Homes, Inc. (a)	767	8,629
Tupperware Brands Corp. (b)	8,466	408,231
Whirlpool Corp.	221	19,282

		13,111,603

	Shares	Value
Common Stocks (Cont.)
Internet & Catalog Retail (0.3%)
Amazon.com, Inc. (a)	24,392	$3,310,726
Liberty Media Corp.—Interactive Series A (a)	1,338	20,485
priceline.com, Inc. (a)	11,879	3,029,145

		6,360,356

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	286	10,948
Mattel, Inc.	4,529	102,989

		113,937

Media (2.2%)
CBS Corp. Class B (b)	621,740	8,667,056
Cablevision Systems Corp.	26,961	650,839
Central European Media Enterprises Ltd. (a)	2,379	69,728
Comcast Corp. Class A (b)	971,535	18,284,289
DirecTV Class A (a)	239,067	8,082,855
DISH Network Corp.	2,792	58,129
Dex One Corp. (a)	12,211	340,931
Discovery Communications, Inc. (a)(b)	3,766	127,253
Interactive Data Corp.	6,378	204,096
Madison Square Garden, Inc. (a)	7,648	166,191
News Corp. Class A (b)	370,248	5,335,274
Scholastic Corp. (b)	5,970	167,160
Scripps Networks Interactive, Inc. Class A (b)	29,472	1,307,083
SuperMedia, Inc. (a)	29,977	1,226,059
Time Warner, Inc.	46,914	1,467,001
The Washington Post Co. Class B	379	168,344

		46,322,288

Multiline Retail (2.7%)
Big Lots, Inc. (a)	1,213	44,177
Dollar Tree, Inc. (a)(b)	85,973	5,091,321
J.C. Penney Co., Inc.	2,531	81,422
Kohl's Corp. (a)(b)	137,005	7,505,134
Saks, Inc. (a)	848	7,293
Sears Holdings Corp. (a)(b)	40,336	4,373,633
Target Corp.	4,483	235,806
Wal-Mart Stores, Inc. (b)	680,295	37,824,402

		55,163,188

Specialty Retail (2.4%)
Aeropostale, Inc. (a)(b)	236,410	6,815,700
AutoNation, Inc. (a)	2,351	42,506
Best Buy Co., Inc.	68,203	2,901,356
Foot Locker, Inc.	34,203	514,413
GameStop Corp. Class A (a)(b)	5,992	131,285
The Gap, Inc.	990,633	22,893,529
Guess?, Inc.	1,788	84,000
Office Depot, Inc. (a)	5,005	39,940

80

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Specialty Retail (Cont.)
Penske Auto Group, Inc. (a)	29,625	$427,192
RadioShack Corp.	2,317	52,434
Rent-A-Center, Inc. (a)(b)	7,380	174,537
Staples, Inc. (b)	524,604	12,270,487
The TJX Cos., Inc.	932	39,629
Urban Outfitters, Inc. (a)(b)	96,620	3,674,459

		50,061,467

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc. (b)	21,142	835,532
Fossil, Inc. (a)(b)	2,887	108,955
NIKE, Inc. Class B	351,222	25,814,817
Polo Ralph Lauren Corp.	1,401	119,141
The Warnaco Group, Inc. (a)	791	37,739

		26,916,184

Total Consumer Discretionary		254,624,387

Consumer Staples (9.0%)
Beverages (1.5%)
Central European Distribution Corp. (a)	1,014	35,500
The Coca-Cola Co.	288,337	15,858,535
Coca-Cola Enterprises, Inc. (b)	389,482	10,773,072
Dr Pepper Snapple Group, Inc.	9,158	322,087
Hansen Natural Corp. (a)	3,016	130,834
Molson Coors Brewing Co. Class B (b)	59,637	2,508,332
PepsiCo, Inc. (b)	11,799	780,622

		30,408,982

Food & Staples Retailing (0.1%)
Costco Wholesale Corp. (b)	47,054	2,809,594
The Kroger Co.	977	21,162

		2,830,756

Food Products (2.1%)
Archer Daniels Midland Co.	1,127	32,570
Del Monte Foods Co.	2,830	41,318
Flowers Foods, Inc. (b)	1,553	38,421
General Mills, Inc.	279,345	19,774,833
The J.M. Smucker Co.	169,625	10,221,603
Pilgrim's Pride Corp. (a)	42,435	451,508
Ralcorp Holdings, Inc. (a)(b)	30,126	2,041,940
Tyson Foods, Inc. Class A (b)	531,926	10,186,383

		42,788,576

	Shares	Value
Common Stocks (Cont.)
Household Products (2.9%)
Colgate-Palmolive Co. (b)	293,660	$25,037,451
The Clorox Co.	227	14,560
The Procter & Gamble Co. (b)	569,007	36,001,073

		61,053,084

Personal Products (0.7%)
Alberto-Culver Co.	947	24,764
Mead Johnson Nutrition Co.	286,574	14,910,445
NBTY, Inc. (a)	624	29,940

		14,965,149

Tobacco (1.7%)
Lorillard, Inc. (b)	299,312	22,520,235
Philip Morris International, Inc.	48,977	2,554,641
Reynolds American, Inc. (b)	183,987	9,931,618

		35,006,494

Total Consumer Staples		187,053,041

Energy (10.9%)
Energy Equipment & Services (1.4%)
BJ Services Co.	8,351	178,711
Diamond Offshore Drilling, Inc. (b)	402	35,702
Dresser-Rand Group, Inc. (a)(b)	65,679	2,063,634
Exterran Holdings, Inc. (a)(b)	1,087	26,273
Halliburton Co.	1,598	48,148
Helmerich & Payne, Inc. (b)	7,010	266,941
National Oilwell Varco, Inc.	7,670	311,249
Noble Corp. (a)	441,078	18,445,882
Pride International, Inc. (a)	1,172	35,289
SEACOR Holdings, Inc. (a)	1,768	142,607
Superior Energy Services, Inc. (a)(b)	60,406	1,269,734
Tidewater, Inc.	579	27,369
Transocean Ltd. (a)(b)	58,180	5,025,588
Weatherford International Ltd. (a)(b)	65,858	1,044,508

		28,921,635

Oil, Gas & Consumable Fuels (9.5%)
Alpha Natural Resources, Inc. (a)	36,560	1,823,978
Anadarko Petroleum Corp. (b)	85,505	6,227,329
Apache Corp. (b)	25,461	2,584,292
Arch Coal, Inc.	638	14,578
Chesapeake Energy Corp. (b)	603,694	14,271,326
Chevron Corp.	112,587	8,537,472
Comstock Resources, Inc. (a)(b)	2,007	63,823
Concho Resources, Inc. (a)	243	12,237
ConocoPhillips	636,533	32,571,394
Continental Resources, Inc. /OK (a)(b)	2,688	114,374
Denbury Resources, Inc. (a)(b)	1,417	23,905
Devon Energy Corp. (b)	7,382	475,622
EOG Resources, Inc.	1,439	133,741

81

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil, Gas & Consumable Fuels (Cont.)
Energy Partners Ltd. (a)	72,083	$877,971
Exxon Mobil Corp. (b)	1,212,456	81,210,303
Hess Corp.	5,056	316,253
Newfield Exploration Co. (a)(b)	97,849	5,093,040
Peabody Energy Corp.	890	40,673
Plains Exploration & Production Co. (a)	158	4,738
Southwestern Energy Co. (a)	477,533	19,445,144
Tesoro Corp.	9,172	127,491
Ultra Petroleum Corp. (a)(b)	121,670	5,673,472
Whiting Petroleum Corp. (a)(b)	384	31,043
The Williams Cos., Inc.	561,195	12,963,604
XTO Energy, Inc.	111,487	5,259,957

		197,897,760

Total Energy		226,819,395

Financials (14.7%)
Capital Markets (3.2%)
Affiliated Managers Group, Inc. (a)(b)	930	73,470
Ameriprise Financial, Inc. (b)	40,832	1,852,140
The Bank of New York Mellon Corp.	40,084	1,237,794
Eaton Vance Corp. (b)	1,049	35,183
Franklin Resources, Inc.	338	37,484
GLG Partners, Inc. (a)	18,863	57,909
The Goldman Sachs Group, Inc.	204,524	34,897,930
Greenhill & Co., Inc.	498	40,881
Invesco Ltd.	522,300	11,443,593
Legg Mason, Inc.	265,718	7,618,135
Northern Trust Corp.	796	43,987
State Street Corp. (b)	41,755	1,884,821
TD Ameritrade Holding Corp. (a)	356,818	6,800,951
Waddell & Reed Financial, Inc.	379	13,659

		66,037,937

Commercial Banks (1.3%)
Associated Banc-Corp	3,353	46,272
Bank of Hawaii Corp. (b)	3,008	135,210
CapitalSource, Inc.	16,129	90,161
Comerica, Inc.	1,602	60,940
Commerce Bancshares, Inc. (b)	49,017	2,016,559
Huntington Bancshares, Inc.	33,997	182,564
Marshall & Ilsley Corp.	3,182	25,615
Regions Financial Corp.	20,560	161,396

	Shares	Value
Common Stocks (Cont.)
Commercial Banks (Cont.)
SVB Financial Group (a)(b)	1,152	$53,752
SunTrust Banks, Inc.	7,502	200,979
Wells Fargo & Co.	808,109	25,148,352
Whitney Holding Corp.	9,761	134,604

		28,256,404

Consumer Finance (0.6%)
American Express Co.	758	31,275
Capital One Financial Corp.	207,523	8,593,527
Discover Financial Services	195,711	2,916,094
SLM Corp. (a)	17,496	219,050
The Student Loan Corp.	147	5,223

		11,765,169

Diversified Financial Services (6.2%)
Bank of America Corp.	1,164,153	20,780,131
CIT Group, Inc. (a)	80,351	3,130,475
CME Group, Inc.	45,910	14,512,610
Citigroup, Inc. (a)	7,634,072	30,917,992
IntercontinentalExchange, Inc. (a)	257	28,830
JPMorgan Chase & Co.	1,223,106	54,733,993
Moody’s Corp. (b)	869	25,853
The NASDAQ OMX Group, Inc. (a)	250,669	5,294,129
NYSE Euronext	1,265	37,457

		129,461,470

Insurance (2.8%)
ACE Ltd.	349,330	18,269,959
Allied World Assurance Co. Holdings Ltd.	16,051	719,887
American International Group, Inc. (a)(b)	3,098	105,766
Arch Capital Group Ltd. (a)	231	17,614
Aspen Insurance Holdings Ltd.	142,803	4,118,439
Assurant, Inc.	6,635	228,111
Axis Capital Holdings Ltd.	116,121	3,629,942
Berkshire Hathaway, Inc. Class B (a)	111,852	9,090,212
CNA Financial Corp. (a)(b)	7,566	202,164
Chubb Corp. (b)	78,310	4,060,373
Everest Re Group Ltd.	11,849	958,940
Genworth Financial, Inc. Class A (a)	155,161	2,845,653
Hartford Financial Services Group, Inc.	91,624	2,603,954
Lincoln National Corp.	1,943	59,650
Loews Corp.	21,379	797,009
MBIA, Inc. (a)(b)	13,777	86,382
MetLife, Inc.	78,989	3,423,383
PartnerRe Ltd.	48,504	3,866,739
Protective Life Corp. (b)	2,276	50,049
Prudential Financial, Inc.	6,953	420,657
RenaissanceRe Holdings Ltd.	1,112	63,117
The Hanover Insurance Group, Inc.	3,130	136,499

82

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
Transatlantic Holdings, Inc.	1,903	$$100,478
The Travelers Cos., Inc.	675	36,410
Unitrin, Inc.	6,662	186,869
Unum Group	86,878	2,151,968
XL Capital Ltd. Class A	20,250	382,725

		58,612,949

Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management, Inc. (b)	280,939	4,826,532
Brandywine Realty Trust	6,988	85,323
Camden Property Trust	231	9,616
Corporate Office Properties Trust	699	28,051
Health Care REIT, Inc.	798	36,094
Mack-Cali Realty Corp.	1,391	49,033
Nationwide Health Properties, Inc.	805	28,296
Potlatch Corp. (b)	1,113	38,999
ProLogis	2,325	30,690
Rayonier, Inc.	21,404	972,384
The Macerich Co.	205	7,854

		6,112,872

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc. Class A (a)(b)	5,885	84,803
Jones Lang LaSalle, Inc. (b)	485	35,352
		120,155
Thrifts & Mortgage Finance (0.3%)
First Niagara Financial Group, Inc.	6,473	92,046
Hudson City Bancorp, Inc. (b)	399,112	5,651,426
People's United Financial, Inc.	4,336	67,815

		5,811,287

Total Financials		306,178,243

Health Care (13.9%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc. (a)	1,292	70,246
Amgen, Inc. (a)	17,685	1,056,856
Biogen Idec, Inc. (a)(b)	233,852	13,413,751
Cephalon, Inc. (a)(b)	241,993	16,402,285
Gilead Sciences, Inc. (a)(b)	331,554	15,079,076
Myriad Genetics, Inc. (a)	8,333	200,409
United Therapeutics Corp. (a)	274	15,160

		46,237,783

Health Care Equipment & Supplies (2.6%)
Alcon, Inc.	105,082	16,977,048
Baxter International, Inc.	39,378	2,291,799
Boston Scientific Corp. (a)	7,119	51,399
CareFusion Corp. (a)	4,756	125,701
Covidien Plc	143,354	7,207,839

	Shares	Value
Common Stocks (Cont.)
Health Care Equipment & Supplies (Cont.)
Hologic, Inc. (a)(b)	1,562	$28,959
Hospira, Inc. (a)	82,458	4,671,246
Intuitive Surgical, Inc. (a)(b)	60,745	21,147,157
ResMed, Inc. (a)(b)	398	25,333
Zimmer Holdings, Inc. (a)(b)	46,584	2,757,773

		55,284,254

Health Care Providers & Services (3.2%)
Aetna, Inc.	679	23,840
Brookdale Senior Living, Inc. (a)	3,077	64,094
Cardinal Health, Inc.	6,400	230,592
Coventry Health Care, Inc. (a)	3,330	82,318
Express Scripts, Inc. (a)	114,314	11,632,593
Humana, Inc. (a)	31,081	1,453,658
Kindred Healthcare, Inc. (a)(b)	5,077	91,640
Medco Health Solutions, Inc. (a)(b)	400,325	25,844,982
UnitedHealth Group, Inc. (a)	1,739	56,813
Universal Health Services, Inc.	439	15,404
WellCare Health Plans, Inc. (a)	10,867	323,836
WellPoint, Inc. (a)	404,344	26,031,667

		65,851,437

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc. Class A (a)	1,657	171,533
Life Technologies Corp. (a)	11,583	605,443
Thermo Fisher Scientific, Inc. (a)	24,109	1,240,167
Waters Corp. (a)(b)	56,401	3,809,324

		5,826,467

Pharmaceuticals (5.6%)
Abbott Laboratories (b)	218,083	11,488,612
Allergan, Inc. (b)	352,198	23,005,573
Bristol-Myers Squibb Co. (b)	812,054	21,681,842
Forest Laboratories, Inc. (a)(b)	159,717	5,008,725
Johnson & Johnson (b)	246,595	16,077,994
King Pharmaceuticals, Inc. (a)	236,976	2,786,838
Medicis Pharmaceutical Corp. Class A (b)	137,551	3,460,783
Merck & Co., Inc. (b)	105,736	3,949,240
Pfizer, Inc.	1,691,699	29,012,638
Valeant Pharmaceuticals International (a)	380	16,306

		116,488,551

Total Health Care		289,688,492

Industrials (8.3%)
Aerospace & Defense (2.3%)

83

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Total Health Care (Cont.)
Alliant Techsystems, Inc. (a)	116,852	$9,500,068
General Dynamics Corp. (b)	321,656	24,831,843
Goodrich Corp.	10,547	743,774
Honeywell International, Inc. (b)	1,418	64,193
Northrop Grumman Corp. (b)	63,194	4,143,631
Raytheon Co. (b)	147,378	8,418,231
Spirit Aerosystems Holdings, Inc. Class A (a)(b)	11,133	260,289

		47,962,029

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc. (b)	129,024	7,205,991
UTi Worldwide, Inc. (b)	49,657	760,745

		7,966,736

Airlines (0.0%)
Copa Holdings SA	2,092	127,194
JetBlue Airways Corp. (a)	7,906	44,115
Southwest Airlines Co. (b)	17,596	232,619

		403,928

Building Products (0.0%)
Armstrong World Industries, Inc. (a)	1,735	62,998
Masco Corp. (b)	1,634	25,360
Owens Corning (a)	8,073	205,377

		293,735

Commercial Services & Supplies (0.0%)
Deluxe Corp. (b)	2,640	51,269
R.R. Donnelley & Sons Co.	1,778	37,960
Republic Services, Inc.	27,564	799,907
The Brink’s Co.	3,178	89,715

		978,851

Construction & Engineering (0.1%)
Aecom Technology Corp. (a)	3,544	100,543
Foster Wheeler AG (a)	1,161	31,509
URS Corp. (a)(b)	33,142	1,644,175

		1,776,227

Electrical Equipment (0.1%)
Cooper Industries Plc Class A	775	37,153
First Solar, Inc. (a)(b)	15,075	1,848,949
General Cable Corp. (a)	1,275	34,425
Hubbell, Inc. Class B (b)	2,462	124,159

		2,044,686

	Shares	Value
Common Stocks (Cont.)
Industrial Conglomerates (2.5%)
3M Co. (b)	174,491	$14,582,213
Carlisle Cos., Inc. (b)	770	29,337
General Electric Co. (b)	1,725,385	31,402,007
Tyco International Ltd.	136,240	5,211,180

		51,224,737

Machinery (1.4%)
AGCO Corp. (a)(b)	158,709	5,692,892
Bucyrus International, Inc.	6,091	401,945
Cummins, Inc. (b)	117,658	7,288,913
Danaher Corp.	37,456	2,993,109
Donaldson Co., Inc. (b)	1,076	48,549
Flowserve Corp.	299	32,971
Gardner Denver, Inc.	464	20,434
Graco, Inc.	1,254	40,128
Harsco Corp.	3,288	105,019
Illinois Tool Works, Inc.	669	31,684
Ingersoll-Rand Plc	252,564	8,806,906
Joy Global, Inc.	670	37,922
Navistar International Corp. (a)(b)	67,751	3,030,502
Oshkosh Corp. (a)(b)	1,929	77,816
Pall Corp.	784	31,744
Snap-on, Inc.	1,464	63,450
Terex Corp. (a)(b)	3,163	71,832
The Manitowoc Co., Inc. (b)	56,896	739,648
Timken Co.	1,201	36,042
Toro Co. (b)	518	25,470

		29,576,976

Marine (0.0%)
Kirby Corp. (a)(b)	1,241	47,344

Professional Services (0.5%)
Dun & Bradstreet Corp.	424	31,554
FTI Consulting, Inc. (a)(b)	18,967	745,782
Manpower, Inc.	153,914	8,791,568
Towers Watson & Co. Class A (b)	1,643	78,043

		9,646,947

Road & Rail (1.0%)
Con-way, Inc.	618	21,704
Hertz Global Holdings, Inc. (a)	6,577	65,704
Kansas City Southern (a)(b)	7,827	283,102
Landstar System, Inc. (b)	919	38,580
Norfolk Southern Corp. (b)	3,993	223,169
Union Pacific Corp. (b)	280,572	20,565,928
Werner Enterprises, Inc.	1,098	25,441

		21,223,628

Trading Companies & Distributors (0.0%)
United Rentals, Inc. (a)	16,031	150,371

84

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Trading Companies & Distributors (Cont.)
Total Industrials		$173,296,195

Information Technology (18.4%)
Communications Equipment (1.5%)
Brocade Communications Systems, Inc. (a)	661,142	3,775,121
Cisco Systems, Inc. (a)	297,250	7,737,418
CommScope, Inc. (a)	1,129	31,635
EchoStar Corp. (a)	4,563	92,538
F5 Networks, Inc. (a)	56,317	3,464,059
Harris Corp. (b)	257,458	12,226,680
Juniper Networks, Inc. (a)	827	25,372
Motorola, Inc. (a)(b)	259,437	1,821,248
QUALCOMM, Inc.	5,559	233,422
Tellabs, Inc. (b)	345,390	2,614,602

		32,022,095

Computers & Peripherals (4.9%)
Apple, Inc. (a)(b)	263,419	61,885,026
Dell, Inc. (a)(b)	605,591	9,089,921
Hewlett-Packard Co. (b)	331,467	17,617,471
International Business Machines Corp. (b)	95,600	12,260,700
Lexmark International, Inc. Class A (a)(b)	8,453	304,984
NCR Corp. (a)	1,417	19,554
NetApp, Inc. (a)	12,589	409,898
Seagate Technology (a)	774	14,133
Teradata Corp. (a)	1,302	37,615

		101,639,302

Electronic Equipment, Instruments & Components (1.5%)
Agilent Technologies, Inc. (a)(b)	21,988	756,167
Corning, Inc. (b)	1,181,185	23,871,749
FLIR Systems, Inc. (a)	162,098	4,571,163
Flextronics International Ltd. (a)(b)	26,940	211,210
Jabil Circuit, Inc. (b)	62,330	1,009,123
Vishay Intertechnology, Inc. (a)(b)	14,114	144,386

		30,563,798

IT Services (1.1%)
Accenture Plc Class A	163,419	6,855,427
Broadridge Financial Solutions, Inc.	1,285	27,473
Cognizant Technology Solutions Corp. Class A (a)	1,271	64,796
Computer Sciences Corp. (a)(b)	58,992	3,214,474
Convergys Corp. (a)(b)	3,008	36,878
Global Payments, Inc. (b)	211,618	9,639,200
Lender Processing Services, Inc. (b)	37,162	1,402,865

	Shares	Value
Common Stocks (Cont.)
IT Services (Cont.)
MasterCard, Inc. Class A	7,443	$1,890,522
Visa, Inc. Class A	184	16,750
The Western Union Co.	9,250	156,880

		23,305,265

Internet Software & Services (2.8%)
Akamai Technologies, Inc. (a)(b)	834	26,196
eBay, Inc. (a)	779	20,994
Google, Inc. Class A (a)	82,750	46,920,077
ValueClick, Inc. (a)	2,636	26,729
Yahoo!, Inc. (a)(b)	655,301	10,832,126

		57,826,122

Office Electronics (0.2%)
Xerox Corp.	348,708	3,399,903

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (a)	25,758	238,777
Altera Corp.	15,753	382,955
Applied Materials, Inc. (b)	123,208	1,660,844
Atmel Corp. (a)	8,675	43,635
Broadcom Corp. Class A (b)	59,849	1,985,790
Integrated Device Technology, Inc. (a)	9,792	60,025
Intel Corp. (b)	899,930	20,032,442
LSI Corp. (a)(b)	129,027	789,645
Lam Research Corp. (a)(b)	5,818	217,128
Marvell Technology Group Ltd. (a)	44,536	907,644
NVIDIA Corp. (a)(b)	505,286	8,781,871
Silicon Laboratories, Inc. (a)(b)	3,383	161,267
Varian Semiconductor Equipment Associates, Inc. (a)(b)	6,585	218,095

		35,480,118

Software (4.7%)
Activision Blizzard, Inc.	1,347	16,245
Adobe Systems, Inc. (a)(b)	243,718	8,620,306
CA, Inc.	3,596	84,398
Cadence Design Systems, Inc. (a)(b)	4,607	30,683
Check Point Software Technologies (a)(b)	14,244	499,395
Factset Research Systems, Inc.	264	19,370
McAfee, Inc. (a)(b)	534,203	21,437,566
Microsoft Corp. (b)	2,150,652	62,949,584
Oracle Corp. (b)	124,227	3,191,392
Quest Software, Inc. (a)	1,598	28,428
Red Hat, Inc. (a)	1,630	47,710
Salesforce.com, Inc. (a)(b)	936	69,685
Symantec Corp. (a)	7,146	120,910
Synopsys, Inc. (a)	571	12,773

		97,128,445

Total Information Technology		381,365,048

85

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (4.9%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	4,058	$300,089
Airgas, Inc.	1,557	99,056
Ashland, Inc. (b)	110,427	5,827,233
CF Industries Holdings, Inc.	146,602	13,367,170
Cabot Corp.	1,347	40,949
Celanese Corp. (b)	28,608	911,165
Cytec Industries, Inc.	815	38,093
The Dow Chemical Co. (b)	17,218	509,136
Huntsman Corp.	12,791	154,132
Lubrizol Corp.	717	65,763
Minerals Technologies, Inc. (b)	8,820	457,229
Monsanto Co.	173,878	12,418,367
Nalco Holding Co.	4,631	112,672
Praxair, Inc. (b)	141,548	11,748,484
RPM International, Inc. (b)	2,169	46,286
Sensient Technologies Corp.	1,659	48,211
The Mosaic Co.	189,779	11,532,870
The Scotts Miracle-Gro Co. Class A	431	19,977

		57,696,882

Containers & Packaging (0.1%)
Bemis Co., Inc. (b)	12,450	357,564
Crown Holdings, Inc. (a)	88,770	2,393,239
Sealed Air Corp. (b)	3,668	77,322
Sonoco Products Co.	3,515	108,227

		2,936,352

Metals & Mining (1.5%)
Alcoa, Inc. (b)	1,548,743	22,054,100
Commercial Metals Co.	9,877	148,748
Freeport-McMoRan Copper & Gold, Inc. (b)	66,257	5,535,110
Newmont Mining Corp. (b)	6,772	344,898
Nucor Corp. (b)	13,374	606,912
Reliance Steel & Aluminum Co. (b)	2,510	123,567
Schnitzer Steel Industries, Inc. (b)	1,987	104,377
Southern Copper Corp.	26,030	824,370
United States Steel Corp. (b)	10,309	654,828

		30,396,910

Paper & Forest Products (0.5%)
International Paper Co.	499	12,280
Louisiana-Pacific Corp. (a)(b)	21,834	197,598
MeadWestvaco Corp. (b)	437,306	11,173,168

		11,383,046

Total Materials		102,413,190

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc. (b)	1,763,575	$45,570,778
CenturyTel, Inc.	17,152	608,210
Qwest Communications International, Inc. (b)	280,789	1,465,718
Verizon Communications, Inc. (b)	299,848	9,301,285

		56,945,991

Wireless Telecommunication Services (0.3%)
Leap Wireless International, Inc. (a)(b)	14,388	235,388
MetroPCS Communications, Inc. (a)(b)	111,724	791,006
Millicom International Cellular SA (b)	2,944	262,458
NII Holdings, Inc. (a)	640	26,662
Sprint Nextel Corp. (a)	870,881	3,309,348
Syniverse Holdings, Inc. (a)	2,230	43,418
United States Cellular Corp. (a)(b)	12,612	521,884

		5,190,164

Total Telecommunication Services		62,136,155

Utilities (2.5%)
Electric Utilities (0.2%)
American Electric Power Co., Inc.	159	5,435
Edison International	944	32,257
Entergy Corp. (b)	33,501	2,725,306
FPL Group, Inc.	9,012	435,550
FirstEnergy Corp.	34,092	1,332,656
N.V. Energy, Inc.	2,178	26,855
PPL Corp. (b)	2,292	63,511
Pepco Holdings, Inc. (b)	8,954	153,561

		4,775,131

Gas Utilities (0.8%)
Atmos Energy Corp.	96,448	2,755,519
EQT Corp. (b)	17,067	699,747
Energen Corp.	1,904	88,593
National Fuel Gas Co.	1,870	94,529
Oneok, Inc. (b)	279,855	12,775,381
Questar Corp.	504	21,773
UGI Corp.	3,784	100,427

		16,535,969

Independent Power Producers & Energy Traders (0.3%)
The AES Corp. (a)	8,385	92,235
Calpine Corp. (a)	23,031	273,839
Constellation Energy Group, Inc. (b)	27,111	951,867
NRG Energy, Inc. (a)	193,318	4,040,346

86

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Independent Power Producers & Energy Traders (Cont.)
RRI Energy, Inc. (a)(b)	33,635	$124,113

		5,482,400

Multi-Utilities (1.2%)
DTE Energy Co.	792	35,323
NiSource, Inc. (b)	63,065	996,427
Sempra Energy (b)	429,086	21,411,391
Wisconsin Energy Corp. (b)	28,585	1,412,385
Xcel Energy, Inc.	2,430	51,516

		23,907,042

Water Utilities (0.0%)
American Water Works Co., Inc.	2,130	46,349

Total Utilities		50,746,891

Total Long-Term Investments
(Cost $1,837,083,898) (97.9%)		2,034,321,037

Short-Term Securities
Money Market Funds (24.5%)
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)(e)	438,734,883	438,734,883
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)(e)	71,272,211	71,272,211

		510,007,094

	Par (000)	Value
U.S. Treasury Obligations (0.2%)
U.S. Treasury Bill, 0.14%, 6/24/10 (f)(g)	4,550	4,548,567
Total Short-Term Securities		514,555,661

(Cost $514,555,491) (24.7%)
Total Investments		2,548,876,698
(Cost $2,351,639,389*) (122.6%)
Liabilities in Excess of Other Assets ((22.6)%)		(469,414,610)

Net Assets (100.0%)		2,079,462,088

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	2,485,221,207

Gross unrealized appreciation	79,160,953
Gross unrealized depreciation	(15,505,462)

Net unrealized appreciation	63,655,491

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Cash Funds: Institutional	224,609,205	165,897
BlackRock Cash Funds: Prime	42,992,648	25,770

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(e)	Represents the seven-day yield as of report date.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
801	S&P 500 Index	Chicago	June 2010	46,666,260	371,398

The total notional amounts of open financial futures contracts as of March 31, 2010 was $46,666,260.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

87

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments (1):
Common Stocks	2,034,321,037	—	—	2,034,321,037
Short-Term Securities:
Money Market Funds	510,007,094	—	—	510,007,094
U.S. Government Obligations	—	4,548,567	—	4,548,567

Total	2,544,328,131	4,548,567	—	2,548,876,698

Derivative Financial Instruments (2)
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	371,398	—	—	371,398
Total	371,398	—	—	371,398

(1)	See above Schedule of Investments for values in each sector and industry.

(2)	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, options purchased and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

88

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1 Class A2D, 0.61%, 8/25/35 (a)	7,410	$7,119,852
American General Mortgage Loan Trust, Series 2010-1A Class A1, 1.00%, 3/25/40 (a)(b)(c)	8,800	8,797,888
AmeriCredit Automobile Receivables Trust:
Series 2006-BG Class A4, 5.21%, 9/06/13	4,491	4,624,364
Series 2006-RM Class A2, 5.42%, 8/08/11	4,026	4,071,529
Series 2006-RM Class A3, 5.53%, 1/06/14	6,500	6,714,946
Series 2007-AX Class A4, 0.27%, 10/06/13 (a)	9,313	9,175,268
Series 2007-BF Class A3B, 0.25%, 4/06/12 (a)	159	159,078
Series 2007-CM Class A3A, 5.42%, 5/07/12	2,279	2,303,977
Series 2008-AF Class A2B, 1.98%, 1/12/12 (a)	443	443,484
Americredit Prime Automobile Receivable, Series 2007-2M Class A3, 5.22%, 6/08/12	5,297	5,359,385
Ameriquest Mortgage Securities, Inc., Series 2005-R11 Class A2C, 0.48%, 1/25/36 (a)	1,952	1,857,033
Asset Backed Funding Corp. Certificates:
Series 2005-HE2 Class M1, 0.73%, 6/25/35 (a)	927	892,880
Series 2005-OPT1 Class A1SS, 0.49%, 7/25/35 (a)	1,817	1,722,366
Series 2006-OPT2 Class A3B, 0.36%, 10/25/36 (a)	2,589	2,534,574
Capital Auto Receivables Asset Trust, Series 2007-SN2 Class A4, 1.26%, 5/16/11 (a)(b)(c)	8,425	8,446,068
Capital One Auto Finance Trust:
Series 2006-A Class A4, 0.24%, 12/15/12 (a)	3,385	3,365,908
Series 2006-B Class A4, 0.25%, 7/15/13 (a)	6,840	6,816,118
Series 2006-C Class A4, 0.26%, 5/15/13 (a)	1,175	1,166,489
Series 2007-A Class A4, 0.25%, 11/15/13 (a)	1,788	1,772,050
Series 2007-B Class A3A, 5.03%, 4/15/12	854	859,487
Series 2007-C Class A3A, 5.13%, 4/16/12	1,279	1,300,024
Series 2007-C Class A3B, 0.74%, 4/16/12 (a)	5,601	5,599,050
Capital One Multi-Asset Execution Trust:
Series 2005-A3 Class A3, 4.05%, 3/15/13	5,500	5,524,404
Series 2005-C1 Class C1, 0.63%, 2/15/13 (a)	7,400	7,398,402
Series 2007-C3 Class C3, 0.52%, 4/15/13 (a)	5,900	5,891,439
Carrington Mortgage Loan Trust, Series 2007-FRE1 Class A1, 0.37%, 2/25/37 (a)	2,694	2,452,072
Countrywide Asset-Backed Certificates:
Series 2004-AB2 Class A3, 0.66%, 5/25/36 (a)	2,468	2,352,685
Series 2005-4 Class MV1, 0.71%, 10/25/35	7,336	7,098,385
Series 2006-15 Class A2, 5.68%, 10/25/46	3,800	3,732,368
Series 2006-20 Class 2A1, 0.30%, 4/25/47 (a)	992	974,371
Series 2006-22 Class 2A1, 0.30%, 5/25/47 (a)	225	218,345
Series 2006-25 Class 2A1, 0.32%, 6/25/47 (a)	2,983	2,846,017
Series 2007-10 Class 2A1, 0.30%, 6/25/47 (a)	2,862	2,536,635
Series 2007-4 Class A1B, 5.81%, 9/25/37	1,505	1,509,046
Series 2007-5 Class 2A1, 0.35%, 9/25/47 (a)	3,173	2,964,114
Series 2007-6 Class 2A1, 0.35%, 9/25/37 (a)	511	472,650
Series 2007-7 Class 2A1, 0.33%, 10/25/47 (a)	436	412,161
Series 2007-8 Class 2A1, 0.31%, 11/25/37 (a)	4,180	3,902,543
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10 Class A3, 0.79%, 9/25/34 (a)	427	396,546
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV Class A3, 5.59%, 10/25/29	1,446	1,347,264
GSAMP Trust:
Series 2005-SEA1 Class A, 0.59%, 1/25/35 (a)(b)	3,371	3,106,891
Series 2007-HE2 Class A2A, 0.35%, 3/25/47 (a)	2,306	1,917,145
GSRPM Mortgage Loan Trust, Series 2006-2 Class A1A, 0.39%, 9/25/36 (a)(b)	1,628	1,581,353

	Par (000)	Value
Asset-Backed Securities (Cont.)
Holmes Master Issuer Plc, Series 2007-1 Class 2A, 0.30%, 7/15/21 (a)	2,500	$2,499,410
Home Equity Asset Trust, Series 2006-4 Class 2A3, 0.42%, 8/25/36 (a)	5,171	4,075,776
HSBC Home Equity Loan Trust, Series 2006-2 Class A1, 0.39%, 3/20/36 (a)	4,090	3,794,378
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE1 Class A3, 0.44%, 5/25/35 (a)	3,165	2,765,711
Lehman XS Trust, Series 2005-4 Class 1A2, 0.52%, 10/25/35 (a)	627	613,902
Long Beach Auto Receivables Trust, Series 2004-C Class A4, 3.78%, 7/15/11	928	929,080
MASTR Asset Backed Securities Trust, Series 2006-AM1 Class A2, 0.38%, 1/25/36 (a)	906	869,968
MBNA Master Credit Card Trust, Series 2000-E Class B, 8.15%, 10/15/12	4,000	4,032,536
Morgan Stanley Home Equity Loan Trust, Series 2006-1 Class A2B, 0.45%, 12/25/35 (a)	2,007	1,895,632
Park Place Securities, Inc., Series 2005-WCW3 Class A2C, 0.63%, 8/25/35 (a)	8,100	7,116,026
Permanent Financing Plc, Series 8 Class 3A, 0.37%, 9/10/32 (a)	1,900	1,900,000
Residential Asset Mortgage Products, Inc.:
Series 2006 Class A2, 0.44%, 2/25/36 (a)	1,984	1,576,763
Series 2007-RZ1 Class A1, 0.32%, 2/25/37 (a)	72	70,915
Residential Asset Securities Corp.:
Series 2005-KS12 Class A2, 0.50%, 1/25/36 (a)	3,776	3,424,977
Series 2006-EMX5 Class A2, 0.37%, 7/25/36 (a)	2,680	2,610,320
Series 2006-KS7 Class A2, 0.35%, 9/25/36 (a)	1,036	1,002,769
Series 2007-KS1 Class A1, 0.31%, 1/25/37 (a)	1,158	1,131,579
Series 2007-KS3 Class AI1, 0.36%, 4/25/37 (a)	4,050	3,956,509
Series 2007-KS4 Class A1, 0.35%, 5/25/37 (a)	319	299,171
SG Mortgage Securities Trust, Series 2006-OPT2 Class A3A, 0.30%, 10/25/36 (a)	2,058	2,012,389
Saxon Asset Securities Trust, Series 2005-4 Class A1A, 0.48%, 11/25/37 (a)	3,242	2,953,904
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5 Class A1A, 0.54%, 8/25/35 (a)	2,561	2,427,576
Series 2006-OP1 Class A2C, 0.55%, 10/25/35 (a)	5,121	4,330,116
Soundview Home Equity Loan Trust:
Series 2006-EQ1 Class A2, 0.36%, 10/25/36 (a)	2,145	2,094,046
Series 2007-OPT5 Class 2A1, 1.05%, 10/25/37 (a)	300	296,386
Structured Asset Investment Loan Trust:
Series 2005-1 Class A5, 0.60%, 2/25/35 (a)(b)	3,242	3,168,113
Series 2005-11 Class A6, 0.47%, 1/25/36 (a)	3,292	2,888,240
Series 2005-5 Class M1, 0.67%, 6/25/35 (a)	2,200	1,619,020
Structured Asset Securities Corp., Series 2007-MN1A Class A2, 0.37%, 1/25/37 (a)(b)	2,815	2,692,393
Washington Mutual Master Note Trust, Series 2007-A2 Class A2, 0.26%, 5/15/14 (a)(b)	3,500	3,497,990

Total Asset-Backed Securities (11.8%)		216,282,249

Preferred Securities
Capital Trusts
Diversified Financial Services (0.2%)
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	3,500	3,571,764

89

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Preferred Securities (Cont.)
Insurance (0.5%)
AON Corp., 8.21%, 1/01/27	1,700	$1,793,682
Chubb Corp.:
6.00%, 5/11/37 (d)	800	820,566
6.38%, 3/29/67	2,550	2,565,937
The Progressive Corp., 6.70%, 6/15/37 (a)	2,900	2,847,414
The Travelers Cos., Inc.:
6.25%, 6/15/37 (d)	1,000	1,057,831
6.25%, 3/15/67 (a)	500	492,178

		9,577,608

Total Preferred Securities (0.7%)		13,149,372

Corporate Bonds
Aerospace & Defense (0.8%)
Bombardier, Inc., 7.50%, 3/15/18 (b)	5,500	5,733,750
L-3 Communications Corp.:
5.88%, 1/15/15 (d)	3,639	3,702,683
5.20%, 10/15/19 (b)	700	703,487
Series B, 6.38%, 10/15/15	4,843	4,970,129

		15,110,049

Air Freight & Logistics (0.0%)
FedEx Corp., 8.00%, 1/15/19	600	734,668

Automobiles (0.1%)
Daimler Finance North America LLC, 5.88%, 3/15/11	965	1,003,973
DaimlerChrysler North America Holding Corp., 8.50%, 1/18/31	1,000	1,220,855

		2,224,828

Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20	6,400	6,602,118
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,152,564
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,007,776
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	1,000	1,007,091

		10,769,549

Biotechnology (0.2%)
Amgen, Inc.:
5.70%, 2/01/19 (d)	1,300	1,424,332
6.40%, 2/01/39	900	972,429
Genentech, Inc., 4.75%, 7/15/15	625	667,268

		3,064,029

Building Products (0.2%)
CRH America, Inc., 6.00%, 9/30/16 (d)	800	859,580
Masco Corp., 7.13%, 3/15/20	2,100	2,121,376

		2,980,956

Capital Markets (2.3%)
The Bear Stearns Cos., Inc.:
6.40%, 10/02/17	4,500	4,971,222
7.25%, 2/01/18	1,000	1,155,690
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	3,600	3,920,432
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14 (d)	1,400	1,504,017
4.88%, 1/15/15 (d)	900	954,309

	Par (000)	Value
Corporate Bonds (Cont.)
Capital Markets (Cont.)
The Goldman Sachs Group, Inc.:
5.45%, 11/01/12	1,800	$1,945,804
5.95%, 1/18/18	3,100	3,252,359
6.15%, 4/01/18	1,500	1,587,120
7.50%, 2/15/19	1,200	1,371,359
5.38%, 3/15/20	6,000	5,944,506
6.75%, 10/01/37	1,650	1,647,928
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	4,350	4,687,860
Morgan Stanley:
6.00%, 4/28/15 (d)	1,400	1,499,701
6.25%, 8/28/17	1,500	1,574,407
5.63%, 9/23/19	4,500	4,484,133
Series F, 5.95%, 12/28/17	850	873,264

		41,374,111

Chemicals (0.5%)
Ashland, Inc., 9.13%, 6/01/17 (b)(d)	3,100	3,472,000
Eastman Chemical Co., 5.50%, 11/15/19	1,200	1,228,694
Nalco Co., 8.25%, 5/15/17 (b)	1,800	1,912,500
Yara International ASA, 7.88%, 6/11/19 (b)	1,900	2,216,721

		8,829,915

Commercial Banks (3.1%)
Abbey National Treasury Services Plc, 3.88%, 11/10/14 (b)	3,300	3,281,378
American Express Bank FSB, 5.55%, 10/17/12	1,800	1,940,391
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (b)	2,800	2,797,788
BNP Paribas/BNP Paribas LLC, 2.13%, 12/21/12	4,000	4,016,752
Credit Suisse AG, 5.40%, 1/14/20	2,500	2,519,543
Credit Suisse New York, 5.30%, 8/13/19 (d)	2,400	2,461,070
Deutsche Bank AG/London, 2.38%, 1/11/13	3,500	3,505,939
Enterprise Products Operating LLC, 5.25%, 1/31/20	2,000	2,018,176
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,649,428
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,208,617
6.50%, 9/15/37	2,400	2,487,797
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	2,300	2,452,173
Lloyds TSB Bank Plc, 4.38%, 1/12/15 (b)	2,500	2,464,455
Santander US Debt SA Unipersonal, 3.72%, 1/20/15 (b)	4,300	4,283,767
Wachovia Bank NA, 6.00%, 11/15/17	8,500	9,213,099
Wells Fargo & Co., 5.25%, 10/23/12	7,700	8,295,657

		56,596,030

Commercial Services & Supplies (0.4%)
Iron Mountain, Inc.:
8.00%, 6/15/20	1,900	1,947,500
8.38%, 8/15/21	2,500	2,600,000
R.R. Donnelley & Sons Co., 8.60%, 8/15/16	2,200	2,441,527

		6,989,027

90

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds (Cont.)
Communications Equipment (0.3%)
Motorola, Inc., 8.00%, 11/01/11	4,600	$4,970,259

Computers & Peripherals (0.2%)
International Business Machines Corp., 7.63%, 10/15/18	2,050	2,523,927
Seagate Technology HDD Holdings, 6.80%, 10/01/16	833	835,083

		3,359,010

Consumer Finance (0.4%)
American Express Co., 8.13%, 5/20/19	4,800	5,813,755
Capital One Financial Corp., 7.38%, 5/23/14	1,600	1,828,371

		7,642,126

Containers & Packaging (0.8%)
Ball Corp.:
6.63%, 3/15/18 (d)	2,050	2,101,250
7.38%, 9/01/19	400	421,500
6.75%, 9/15/20	1,000	1,017,500
Crown Americas LLC, 7.63%, 5/15/17 (b)	2,900	3,023,250
Crown Americas LLC and Crown Americas Capital Corp.:
7.63%, 11/15/13	500	515,000
7.75%, 11/15/15	700	728,000
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	3,600	3,672,000
Sealed Air Corp.:
7.88%, 6/15/17 (b)(d)	840	912,094
6.88%, 7/15/33 (b)	2,000	1,838,444

		14,229,038

Diversified Financial Services (1.8%)
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,580,769
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,335,866
5.65%, 5/01/18	1,500	1,517,505
5.49%, 3/15/19	3,500	3,409,403
Citigroup, Inc.:
6.50%, 8/19/13 (d)	1,400	1,509,217
6.38%, 8/12/14	1,400	1,495,624
6.13%, 11/21/17	1,000	1,028,670
8.50%, 5/22/19	1,600	1,867,498
8.13%, 7/15/39	600	692,642
GE Capital Trust I, 6.38%, 11/15/67 (a)	2,000	1,867,500
General Electric Capital Corp.:
6.75%, 3/15/32	2,000	2,115,960
6.88%, 1/10/39	1,000	1,078,610
Series G, 6.00%, 8/07/19	4,700	4,966,344
Genworth Global Funding Trusts, 5.75%, 5/15/13	1,000	1,008,520
JPMorgan Chase & Co., 4.75%, 5/01/13	3,100	3,304,240
SLM Corp., 8.00%, 3/25/20	1,950	1,898,830

		33,677,198

	Par (000)	Value
Corporate Bonds (Cont.)
Diversified Telecommunication Services (3.1%)
AT&T, Inc., 4.95%, 1/15/13 (d)	1,500	$1,611,288
BellSouth Corp., 6.55%, 6/15/34	2,400	2,444,597
CenturyTel, Inc., 6.15%, 9/15/19	100	99,059
Deutsche Telekom International Finance BV:
8.50%, 6/15/10	3,250	3,298,058
8.75%, 6/15/30	700	896,497
France Telecom SA, 7.75%, 3/01/11	3,300	3,503,554
New Cingular Wireless Services, Inc., 8.75%, 3/01/31	1,000	1,291,211
New Communications Holdings, Inc.:
7.88%, 4/15/15 (b)	900	924,750
8.25%, 4/15/17 (b)	1,500	1,526,250
PAETEC Holding Corp., 8.88%, 6/30/17 (b)	1,100	1,130,250
Qwest Communications International, Inc., 7.13%, 4/01/18 (b)(d)	2,500	2,581,250
Qwest Corp., 8.38%, 5/01/16	3,300	3,712,500
SBA Telecommunications, Inc., 8.25%, 8/15/19 (b)	1,700	1,810,500
Telecom Italia Capital SA:
5.25%, 10/01/15 (d)	2,500	2,559,730
7.00%, 6/04/18	3,300	3,568,933
Telefonica Emisiones SAU:
5.86%, 2/04/13	3,600	3,914,355
6.22%, 7/03/17	2,100	2,302,999
5.88%, 7/15/19	2,200	2,356,279
TW Telecom Holdings, Inc., 8.00%, 3/01/18 (b)	2,150	2,198,375
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,509,020
8.95%, 3/01/39 (d)	500	678,033
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (b)	2,600	2,606,500
Windstream Corp.:
8.63%, 8/01/16	2,250	2,300,625
7.88%, 11/01/17	6,250	6,156,250

		55,980,863

Electric Utilities (2.1%)
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,052,022
5.88%, 2/01/33	3,500	3,525,126
Duke Energy Corp., 5.05%, 9/15/19	5,500	5,564,498
Enel Finance International SA, 5.13%, 10/07/19 (b)	3,000	2,964,936
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,201,550
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	6,921,791
Northern States Power Co, 5.25%, 7/15/35	2,500	2,344,685
Oncor Electric Delivery Co. LLC, 5.95%, 9/01/13	2,750	3,003,121
Pacific Gas & Electric Co., 5.63%, 11/30/17	1,500	1,614,840
PacifiCorp, 5.50%, 1/15/19	1,300	1,390,085
Progress Energy, Inc., 4.88%, 12/01/19	3,100	3,039,513
Southern California Edison Co., 5.50%, 8/15/18	1,250	1,340,434
Southern Co., 4.15%, 5/15/14	900	939,348
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)	2,600	2,604,358

		37,506,307

91

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds (Cont.)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc., 6.00%, 4/01/20	1,400	$1,412,537

Energy Equipment & Services (0.3%)
Pride International, Inc., 8.50%, 6/15/19 (d)	4,800	5,424,000

Food & Staples Retailing (0.4%)
CVS Caremark Corp., 0.55%, 6/01/10 (a)	4,000	4,000,584
The Kroger Co.:
7.50%, 1/15/14 (d)	1,750	2,020,716
6.40%, 8/15/17	500	555,884
6.90%, 4/15/38	400	446,197

		7,023,381

Food Products (0.5%)
General Mills, Inc., 5.65%, 2/15/19	1,400	1,501,664
Kellogg Co.:
5.13%, 12/03/12	2,300	2,490,930
4.45%, 5/30/16	100	106,209
Series B, 7.45%, 4/01/31	1,000	1,216,811
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	3,658,878

		8,974,492

Gas Utilities (0.0%)
Pacific Energy Partners LP/PAA Finance Corp., 6.25%, 9/15/15	250	257,704

Health Care Equipment & Supplies (0.1%)
Zimmer Holdings, Inc., 4.63%, 11/30/19	1,450	1,441,542

Health Care Providers & Services (0.9%)
Aetna, Inc., 6.75%, 12/15/37	1,200	1,286,464
AmerisourceBergen Corp., 4.88%, 11/15/19	900	896,205
DaVita, Inc.:
6.63%, 3/15/13	4,840	4,870,250
7.25%, 3/15/15	3,510	3,580,200
Express Scripts, Inc., 6.25%, 6/15/14	2,200	2,437,452
Quest Diagnostics, Inc., 4.75%, 1/30/20	1,600	1,565,275
UnitedHealth Group, Inc., 0.45%, 6/21/10 (a)	2,320	2,319,877

		16,955,723

Hotels, Restaurants & Leisure (0.7%)
McDonald's Corp.:
6.30%, 10/15/37	1,000	1,082,833
5.70%, 2/01/39	1,100	1,095,269
Wyndham Worldwide Corp.:
6.00%, 12/01/16	2,350	2,328,013
7.38%, 3/01/20	2,000	2,027,034
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,047,334
6.25%, 3/15/18	2,500	2,740,807
6.88%, 11/15/37	2,100	2,280,193

		13,601,483

Industrial Conglomerates (0.2%)
Tyco International Finance SA, 8.50%, 1/15/19	2,400	2,976,391

	Par (000)	Value
Corporate Bonds (Cont.)
Insurance (1.0%)
Allstate Life Global Funding Trusts, 5.38%, 4/30/13 (d)	5,250	$5,719,077
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15 (d)	400	423,596
9.25%, 4/15/19	2,300	2,864,278
Metropolitan Life Global Funding I, 2.50%, 1/11/13 (b)	2,500	2,501,970
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (b)	4,500	4,516,056
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,856,820
7.38%, 6/15/19	1,000	1,146,788

		19,028,585

Internet & Catalog Retail (0.1%)
Export-Import Bank of Korea, 4.13%, 9/09/15	2,600	2,608,086

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14 (b)	1,600	1,575,637

Machinery (0.2%)
Case New Holland, Inc., 7.75%, 9/01/13 (b)(d)	3,191	3,310,663

Media (2.8%)
CBS Corp., 8.88%, 5/15/19 (d)	3,500	4,228,014
Comcast Corp., 5.70%, 5/15/18	7,050	7,475,044
CSC Holdings, Inc., 7.63%, 7/15/18	5,500	5,747,500
DIRECTV Holdings LLC, 5.20%, 3/15/20 (b)(d)	5,600	5,513,239
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,376,000
5.88%, 10/01/19 (b)	1,500	1,561,032
DISH DBS Corp.:
6.38%, 10/01/11	500	520,000
7.13%, 2/01/16	7,000	7,131,250
7.88%, 9/01/19 (d)	1,000	1,040,000
News America, Inc., 5.65%, 8/15/20 (d)	1,400	1,475,096
TCM Mobile LLC, 3.55%, 1/15/15 (b)	1,600	1,587,445
Time Warner, Inc.:
7.63%, 4/15/31	1,000	1,142,120
7.70%, 5/01/32	3,000	3,462,516
6.20%, 3/15/40	600	592,331
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,343,148
5.63%, 9/15/19 (d)	800	830,953
6.88%, 4/30/36	2,700	2,862,500

		51,888,188

Metals & Mining (1.0%)
ArcelorMittal USA Partnership, 9.75%, 4/01/14	4,238	4,375,735
Barrick Australian Finance Pty Ltd., 5.95%, 10/15/39	400	393,932
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17 (d)	2,200	2,447,500
Rio Tinto Finance USA Ltd., 9.00%, 5/01/19	5,300	6,802,184
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,034,550
6.88%, 11/10/39	2,100	2,175,911
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	943,257

		18,173,069

92

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds (Cont.)
Multi-Utilities (0.5%)
CMS Energy Corp., 6.25%, 2/01/20	2,500	$2,470,363
Dominion Resources, Inc., 6.40%, 6/15/18	4,050	4,512,433
PSEG Power LLC, 6.95%, 6/01/12	2,300	2,537,408

		9,520,204

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	1,300	1,279,090
Burlington Resources Finance Co., 7.20%, 8/15/31	800	916,760
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	556,585
Consol Energy, Inc.:
8.00%, 4/01/17 (b)	700	719,250
8.25%, 4/01/20 (b)	1,600	1,644,000
Denbury Resources, Inc., 8.25%, 2/15/20	1,094	1,159,640
Devon Energy Corp.:
6.30%, 1/15/19 (d)	2,300	2,567,182
7.95%, 4/15/32	654	821,869
Devon Financing Corp. ULC, 7.88%, 9/30/31	1,250	1,551,967
El Paso Corp., 7.80%, 8/01/31	250	245,707
EnCana Corp., 6.50%, 5/15/19	400	446,140
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,404,940
9.00%, 4/15/19	800	982,330
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,768,253
5.75%, 3/01/35	1,500	1,411,210
EOG Resources, Inc., 5.63%, 6/01/19	1,300	1,395,228
LINN Energy LLC FIN Corp., 8.63%, 4/15/20	3,200	3,204,000
Motiva Enterprises LLC, 5.75%, 1/15/20 (b)	1,100	1,151,480
Newfield Exploration Co., 7.13%, 5/15/18	4,250	4,313,750
Peabody Energy Corp., 7.38%, 11/01/16	800	846,000
Peabody Energy Corp., Series B, 6.88%, 3/15/13	755	763,494
Petrobras International Finance Co.:
5.75%, 1/20/20	3,000	3,073,473
6.88%, 1/20/40	1,500	1,548,277
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,224,677
Pioneer Natural Resources Co., 7.50%, 1/15/20	2,000	2,057,794
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	731,981
5.75%, 1/15/20	3,000	3,076,365
6.70%, 5/15/36	1,000	1,027,436
Spectra Energy Capital LLC, 5.65%, 3/01/20	1,600	1,645,712
TransCanada PipeLines Ltd.:
6.50%, 8/15/18 (d)	6,250	7,083,031
7.13%, 1/15/19 (d)	800	937,291
7.63%, 1/15/39	600	731,140
Williams Partners LP, 3.80%, 2/15/15 (b)	800	798,565

		57,084,617

	Par (000)	Value
Corporate Bonds (Cont.)
Paper & Forest Products (0.2%)
International Paper Co.:
9.38%, 5/15/19 (d)	1,600	$2,000,155
7.50%, 8/15/21	1,000	1,136,314

		3,136,469

Personal Products (0.1%)
Mead Johnson Nutrition Co., 4.90%, 11/01/19 (b)	2,400	2,381,839

Pharmaceuticals (0.1%)
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,694,222

Real Estate Investment Trusts (REITs) (0.5%)
Digital Realty Trust LP, 5.88%, 2/01/20 (b)	2,800	2,737,924
ProLogis, 7.38%, 10/30/19 (d)	1,700	1,745,087
Simon Property Group LP:
6.75%, 5/15/14 (d)	2,200	2,406,943
5.65%, 2/01/20	2,800	2,731,801

		9,621,755

Road & Rail (0.3%)
CSX Corp., 5.75%, 3/15/13	2,600	2,822,441
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,216,237
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,408,430

		5,447,108

Software (0.5%)
Adobe Systems, Inc., 4.75%, 2/01/20 (d)	2,500	2,455,600
CA, Inc., 5.38%, 12/01/19	2,000	2,021,572
Oracle Corp.:
5.25%, 1/15/16	1,500	1,652,459
5.75%, 4/15/18	2,150	2,358,137

		8,487,768

Specialty Retail (0.9%)
AUTONATION, Inc., 6.75%, 4/15/18	2,800	2,775,500
Limited Brands, Inc.:
6.90%, 7/15/17	179	182,580
8.50%, 6/15/19	7,500	8,362,500
QVC, Inc., 7.13%, 4/15/17 (b)	2,300	2,314,375
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,316,226

		16,951,181

Thrifts & Mortgage Finance (0.0%)
Countrywide Home Loans, Inc., 4.00%, 3/22/11	800	822,455

Tobacco (0.9%)
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,381,480
9.25%, 8/06/19	1,100	1,336,645
9.95%, 11/10/38	1,200	1,575,796
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,363,044
5.65%, 5/16/18	1,300	1,399,674
6.38%, 5/16/38	1,500	1,632,013
Reynolds American, Inc., 0.96%, 6/15/11 (a)	5,060	5,039,097

		16,727,749

93

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Corporate Bonds (Cont.)
Wireless Telecommunication Services (0.3%)
America Movil SAB de CV, 5.00%, 3/30/20 (b)	2,800	$2,760,425
Vodafone Group Plc:
5.63%, 2/27/17	950	1,016,568
5.45%, 6/10/19	700	726,403
7.88%, 2/15/30	1,250	1,492,414
		5,995,810

Total Corporate Bonds (32.7%)		598,560,621

Foreign Agency Obligations
Bahrain Government International Bond, 5.50%, 3/31/20 (b)	1,700	1,686,728
Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,170,000
5.63%, 1/07/41	1,500	1,412,250
Colombia Government International Bond, 7.38%, 3/18/19	1,900	2,185,000
Export-Import Bank of Korea, 8.13%, 1/21/14	1,800	2,088,203
Peruvian Government International Bond, 7.13%, 3/30/19	1,900	2,196,400
Poland Government International Bond, 6.38%, 7/15/19	5,300	5,806,246
Republic of Hungary, 6.25%, 1/29/20	3,000	3,191,298
Republic of Korea, 7.13%, 4/16/19	3,800	4,435,740
Republic of Turkey, 7.50%, 11/07/19	2,000	2,267,500
Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (e)	1,656	1,908,706
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,344,125
5.50%, 3/09/20	3,000	3,037,500

Total Foreign Agency Obligations (2.2%)		40,729,696

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (2.0%)
Citicorp Mortgage Securities, Inc.:
Series 2006-1 Class 2A1, 5.00%, 2/25/21	2,347	2,170,108
Series 2007-4 Class 2A1, 5.50%, 5/25/22	1,522	1,399,482
Citimortgage Alternative Loan Trust, Series 2006-A1 Class 2A1, 5.25%, 3/25/21	928	868,933
Countrywide Alternative Loan Trust, Series 2006-OA2 Class A2A, 0.39%, 5/20/46 (a)	382	364,185
Countrywide Home Loan Mortgage Pass Through Trust:
Series 2004-13 Class 1A1, 5.50%, 8/25/34	4,180	4,199,456
Series 2005-HYB8 Class 4A1, 5.42%, 12/20/35 (a)	7,451	5,780,595
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR3 Class A3, 0.34%, 8/25/36 (a)	261	258,813
HSI Asset Securitization Corp. Trust, Series 2005 Class 2A4, 0.64%, 8/25/35 (a)	1,857	1,704,933
Residential Asset Securitization Trust, Series 2004-A6 Class A1, 5.00%, 8/25/19	1,857	1,772,516
Structured Asset Mortgage Investments, Inc., Series 2007-AR4 Class A1, 0.45%, 9/25/47 (a)	7,389	7,099,487
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15 Class A1B1, 0.50%, 11/25/45 (a)	3,359	3,282,071
Series 2005-AR15 Class A1C2, 0.63%, 11/25/45 (a)	2,780	2,695,245
Series 2005-AR17 Class A1B1, 0.50%, 12/25/45 (a)	1,766	1,734,137
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1 Class A3, 5.00%, 3/25/21	2,992	2,895,304

		36,225,265

	Par (000)	Value
Non-Agency Mortgage-Backed Securities (Cont.)
Commercial Mortgage-Backed Securities (5.5%)
Banc of America Commercial Mortgage, Inc.:
Series 2004-5 Class A2, 4.18%, 11/10/41	70	$69,769
Series 2006-2 Class A4, 5.74%, 5/10/45 (a)	3,245	3,362,390
CW Capital Cobalt Ltd., Series 2006-C1 Class A4, 5.22%, 8/15/48	6,000	5,727,962
Citigroup Commercial Mortgage Trust, Series 2008-C7 Class A4, 6.10%, 12/10/49 (a)	2,500	2,519,184
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2 Class A1, 5.30%, 1/15/46	2,316	2,340,007
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2 Class A4, 6.51%, 2/15/34	4,824	4,953,568
Series 2001-CK3 Class A4, 6.53%, 6/15/34	4,846	5,017,466
First Union National Bank Commercial Mortgage, Series 2000-C2 Class A2, 7.20%, 10/15/32	2,071	2,094,287
GE Capital Commercial Mortgage Corp., Series 2007-C1 Class A2, 5.42%, 12/10/49	1,945	1,996,430
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3 Class A2, 6.96%, 9/15/35	5,566	5,671,840
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 Class A5, 5.22%, 4/10/37 (a)	1,000	1,004,503
GS Mortgage Securities Corp. II, Series 2006-GG6 Class A1, 5.42%, 4/10/38	1,590	1,595,668
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3 Class A2, 6.04%, 11/15/35	1,573	1,601,897
Series 2004-CBX Class A3, 4.18%, 1/12/37	2,210	2,214,052
Series 2005-CB12 Class A3A1, 4.82%, 9/12/37	6,500	6,620,422
Series 2007-CB19 Class A3, 5.75%, 2/12/49 (a)	4,300	4,331,249
Series 2007-LDPX Class A1S, 4.93%, 1/15/49	9,811	10,048,261
LB-UBS Commercial Mortgage Trust:
Series 2006-C1 Class A4, 5.16%, 2/15/31	2,800	2,839,354
Series 2006-C7 Class A2, 5.30%, 11/15/38	6,600	6,779,950
Series 2006-C7 Class A3, 5.35%, 11/15/38	2,000	2,007,360
Series 2007-C6 Class A4, 5.86%, 7/15/40 (a)	5,700	5,606,120
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1 Class A2, 5.44%, 2/12/39 (a)	5,000	5,119,295
Series 2006-3 Class A1, 4.71%, 7/12/46 (a)	756	763,259
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class A1, 5.53%, 5/12/39 (a)	2,357	2,385,779
Series 2006-C2 Class A1, 5.60%, 8/12/43	1,050	1,062,249
PNC Mortgage Acceptance Corp., Series 2000-C2 Class A2, 7.30%, 10/12/33	2,473	2,498,914
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23 Class A5, 5.42%, 1/15/45 (a)	5,700	5,739,046
Series 2007-C34 Class A3, 5.68%, 5/15/46	6,000	5,776,033

		101,746,314

Total Non-Agency Mortgage-Backed Securities (7.5%)		137,971,579

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COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value
Taxable Municipal Bonds
State of Illinois, 2.77%, 1/01/12	5,200	$5,235,620

Total Taxable Municipal Bonds (0.3%)		5,235,620

U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations (0.0%)
Freddie Mac Mortgage Backed Securities:
Series 2949 Class BI, 5.50%, 3/15/25	101	104
Series 2989 Class WI, 5.50%, 5/15/29	1,334	61,194
Series 3003 Class BI, 5.00%, 12/15/34	888	38,270
Series 3016 Class PI, 5.50%, 5/15/29	465	14,066

		113,634

Mortgage-Backed Securities (41.3%)
Fannie Mae Mortgage Backed Securities:
2.82%, 8/01/33	3,727	3,827,270
2.87%, 5/01/33 (a)	5,186	5,318,273
3.26%, 1/01/35 (a)	2,591	2,684,734
4.00%, 4/01/25 - 4/01/40 (c)(f)	28,977	28,680,825
4.50%, 4/01/25 - 4/01/40 (f)	84,492	85,372,906
5.00%, 1/01/18 - 3/01/34	66,219	69,066,867
5.12%, 1/01/36 (a)	2,824	2,954,711
5.50%, 9/01/19 - 1/01/40 (f)	98,357	104,279,444
6.00%, 11/01/22 - 8/01/38 (c) (f)	48,489	51,960,947
6.50%, 7/01/32 - 4/01/40 (f)	26,419	28,967,211
Freddie Mac Mortgage Backed Securities:
2.59%, 10/01/33 (a)	2,080	2,129,739
4.00%, 4/01/25 - 4/01/40 (f)	20,000	19,792,187
4.50%, 8/01/20 - 4/01/40 (f)	61,542	62,387,576
4.58%, 4/01/38 (a)	12,398	12,928,469
5.00%, 10/01/20 - 4/01/40 (f)	88,762	92,002,842
5.50%, 12/01/27 - 4/01/40 (f)	42,424	44,912,078
6.00%, 12/01/28 - 4/01/40 (f)	25,568	27,570,270
6.25%, 11/01/36 (a)	4,122	4,365,922
6.50%, 5/01/21 - 1/01/36	5,146	5,659,077
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39 - 4/01/40 (f)	27,627	27,982,277
5.00%, 9/15/39 - 4/01/40 (f)	31,788	33,070,135
5.50%, 6/15/34 - 4/01/40 (f)	21,162	22,390,671
6.00%, 4/01/40 (f)	16,000	17,090,000

		755,394,431

Total U.S. Government Sponsored Agency Securities (41.3%)		755,508,065

U.S. Treasury Obligations
U.S. Treasury Bond, 6.13%, 8/15/29 (g)	700	842,843
U.S. Treasury Inflation Indexed Note, 1.25%, 4/15/14 (d)	110,670	114,387,370
U.S. Treasury Note, 4.00%, 2/15/14	1,350	1,450,934

Total U.S. Treasury Obligations (6.4%)		116,681,147

Total Long-Term Investments
(Cost $1,827,148,003) (102.9%)		$1,884,118,349

	Shares	Value
Money Market Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.18% (h)(i)(j)	410,104,587	$410,104,587
BlackRock Cash Funds:
Prime, SL Agency Shares, 0.16% (h)(i)(j)	11,130,507	11,130,507
Total Money Market Funds
(Cost $421,235,094) (23.0%)		421,235,094
Total Investments Before TBA Sale Commitments
(Cost $2,248,383,097*) (125.9%)		2,305,353,443

	Par (000)
TBA Sale Commitments (f)
Fannie Mae Mortgage Backed Securities:
4.50%, 4/01/2025 - 4/01/2040	28,000	(28,061,250)
5.50%, 9/01/2019 - 4/01/2040	14,000	(14,754,683)
6.00%, 11/01/2022 - 8/01/2038	4,000	(4,248,752)
Freddie Mac Mortgage Backed Securities:
4.50%, 8/01/2020 - 4/01/2040	8,000	(8,017,500)
5.00%, 10/01/2020 - 4/01/2040	36,000	(37,170,000)
5.50%, 12/01/2027 - 4/01/2040	10,000	(10,559,375)

Total TBA Sale Commitments
(Proceeds $103,408,813) (5.6)%		(102,811,560)

Total Investments Net of Outstanding TBA Sale Commitments (120.3%)		2,202,541,883
Liabilities in Excess of Other Assets ((20.3)%)		(372,315,685)

Net Assets (100.0%)		1,830,226,198

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	2,145,272,141

Gross unrealized appreciation	57,269,742
Gross unrealized depreciation	0

Net unrealized appreciation	57,269,742

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is valued in accordance with the Master Portfolio's fair valuation policy.

(d)	All or a portion of this security is on loan.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.

95

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

(f)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
BNP Paribas	35,076,563	(235,156)
Citigroup Global	39,411,719	(127,187)
Credit Suisse Securities LLC	30,146,875	(43,858)
Deutsche Bank Securities, Inc.	8,583,750	17,812
Goldman Sachs & Co.	48,259,219	(188,223)
JPMorgan Securities, Ltd.	61,980,469	(137,560)
Morgan Stanley Capital Services, Inc.	21,135,000	93,691
RBS Securities Inc.	5,162,500	781
UBS Securities LLC	(339,688)	17,646
Wells Fargo Securities	(34,163,438)	(18,494)

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(h)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Cash Funds: Institutional	72,241,084	177,311
BlackRock Cash Funds: Prime	2,123,525	3,283

(i)	Represents the seven-day yield as of report date.

(j)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
2,527	5-Year U.S. Treasury Notes	Chicago	June 2010	290,210,156	(314,604)
119	10-Year U.S. Treasury Notes	Chicago	June 2010	13,833,750	20,922
272	30-Year U.S. Treasury Bond	Chicago	June 2010	31,586,000	(38,631)
252	Ultra Long U.S. Treasury Bond	Chicago	June 2010	30,232,125	(425,970)

Total					(758,283)

Financial futures contracts sold as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
999	2-Year U.S. Treasury Notes	Chicago	June 2010	216,736,173	28,630

Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	4,000	266,685

Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating (1)	Notional Amount (000) (2)	Unrealized Depreciation
Bank of America Corp.	6.80%	Deutsche Bank AG	June 2014	A-	1,500	(313,683)

(1)	Using Standard & Poor’s ratings.

(2)	The maximum potential amount the Master Portfolio may be required to pay should a negative credit event take place as defined under the terms of the agreement.

The total notional amounts of open financial futures contracts and swap contracts as of March 31, 2010 were $582,598,204 and $5,500,000 respectively.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets and liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

96

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	199,038,293	17,243,956	216,282,249
Capital Trusts	—	13,149,372	—	13,149,372
Corporate Bonds	—	598,560,621	—	598,560,621
Foreign Agency Obligations	—	40,729,696	—	40,729,696
Non-Agency Mortgage-Backed Securities	—	137,971,579	—	137,971,579
Taxable Municipal Bonds	—	5,235,620	—	5,235,620
U.S. Government Sponsored Agency Securities	—	726,122,721	29,385,344	755,508,065
U.S. Treasury Obligations	—	116,681,147	—	116,681,147
Short-Term Securities:
Money Market Funds	421,235,094	—	—	421,235,094
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(102,811,560)	—	(102,811,560)

Total	421,235,094	1,734,677,489	46,629,300	2,202,541,883

	Derivative Financial Instruments (1)
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	266,685	—	266,685
Interest rate contracts	49,552	—	—	49,552
Liabilities:
Credit contracts	—	(313,683)	—	(313,683)
Interest rate contracts	(779,205)	—	—	(779,205)

Total	(729,653)	(46,998)	—	(776,651)

(1)	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, options purchased and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

[Assets/Liabilities:]	Asset- Backed Securities	Collateralized Mortgage Obligations	Mortgage- Backed Securities	Total
Balance, as of December 31, 2009	8,831,446	2,595,153	21,641,644	33,068,243
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	26,839	7,908	(91,503)	(56,756)
Net change in unrealized appreciation/ depreciation (2)	(117,908)	(131,693)	82,246	(167,355)
Purchases	11,180,520	—	25,488,600	36,669,120
Sales	(759,796)	(301,260)	(1,617,217)	(2,678,273)
Transfers in (3)	—	—	—	—
Transfers out (3)	(1,917,145)	(2,170,108)	(16,118,426)	(20,205,679)

Balance, as of March 31, 2010	17,243,956	—	29,385,344	46,629,300

(2)	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $(80,787).

(3)	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

97

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President
Date:	May 27, 2010

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer
Date:	May 27, 2010